                                                      REGISTRATION NO. 333-64417

                                                       REGISTRATION NO. 811-4235
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                             REGISTRATION STATEMENT
                                     UNDER
                         THE SECURITIES ACT OF 1933 [X]
                             OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                          PRE-EFFECTIVE AMENDMENT NO.


                         POST-EFFECTIVE AMENDMENT NO. 7


                        MONY AMERICA VARIABLE ACCOUNT L
                             (Exact Name of Trust)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                              (Name of Depositor)

                                 1740 BROADWAY

                            NEW YORK, NEW YORK 10019
                    (Address of Principal Executive Office)

                          FREDERICK C. TEDESCHI, ESQ.

                  VICE PRESIDENT AND CHIEF COUNSEL, OPERATIONS
                          MONY LIFE INSURANCE COMPANY
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (Name and Address of Agent for Service)


     It is proposed that this filing become effective on March 1, 2001 pursuant to Rule 485(a).


---------------
STATEMENT PURSUANT TO RULE 24f-2

     The Registrant registers an indefinite number or amount of its variable life insurance contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for Registrant's fiscal year ending December 31, 1999 was filed March 29, 2000.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2

ITEM NO. OF
FORM N-8B-2                                                    CAPTION IN PROSPECTUS
-----------                                                    ---------------------
 1..........................................  Cover Page
 2..........................................  Cover Page
 3..........................................  Not Applicable
 4..........................................  DISTRIBUTION OF THE POLICY
 5..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
 6..........................................  MONY America Variable Account L
 7..........................................  Not required
 8..........................................  Not required
 9..........................................  Legal Proceedings
10..........................................  THE POLICY; INFORMATION ABOUT THE COMPANY AND THE
                                                VARIABLE ACCOUNT; CHARGES AND DEDUCTIONS; OTHER
                                                INFORMATION; VOTING OF FUND SHARES; MORE ABOUT THE
                                                POLICY
11..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE FUNDS; PURCHASE OF PORTFOLIO SHARES BY THE
                                                VARIABLE ACCOUNT
12..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE FUNDS; PURCHASE OF PORTFOLIO SHARES BY THE
                                                VARIABLE ACCOUNT
13..........................................  THE POLICY; CHARGES AND DEDUCTIONS; THE FUNDS
14..........................................  THE POLICY
15..........................................  THE POLICY
16..........................................  THE FUNDS; THE POLICY; INFORMATION ABOUT THE COMPANY AND
                                                THE VARIABLE ACCOUNT
17..........................................  THE POLICY
18..........................................  THE FUNDS; THE POLICY; INFORMATION ABOUT COMPANY AND THE
                                                VARIABLE ACCOUNT
19..........................................  VOTING OF FUND SHARES; MORE ABOUT THE POLICY
20..........................................  Not applicable
21..........................................  THE POLICY
22..........................................  Not applicable
23..........................................  Not applicable
24..........................................  IMPORTANT TERMS; MORE ABOUT THE POLICY
25..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
26..........................................  Not applicable

ITEM NO. OF
FORM N-8B-2                                                    CAPTION IN PROSPECTUS
-----------                                                    ---------------------
27..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
28..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
29..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
30..........................................  Not applicable
31..........................................  Not applicable
32..........................................  Not applicable
33..........................................  Not applicable
34..........................................  Not applicable
35..........................................  MORE ABOUT THE POLICY
36..........................................  Not applicable
37..........................................  Not applicable
38..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                MORE ABOUT THE POLICY
39..........................................  MORE ABOUT THE POLICY
40..........................................  Not applicable
41..........................................  MORE ABOUT THE POLICY
42..........................................  Not applicable
43..........................................  Not applicable
44..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE POLICY; MORE ABOUT THE POLICY
45..........................................  Not applicable
46..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE POLICY; MORE ABOUT THE POLICY
47..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT;
                                                THE POLICY; MORE ABOUT THE POLICY
48..........................................  Not applicable
49..........................................  Not applicable
50..........................................  INFORMATION ABOUT THE COMPANY AND THE VARIABLE ACCOUNT
51..........................................  Cover Page; INFORMATION ABOUT THE COMPANY AND THE
                                                VARIABLE ACCOUNT; THE POLICY; MORE ABOUT THE POLICY
52..........................................  OTHER INFORMATION
53..........................................  OTHER INFORMATION
54..........................................  Not applicable
55..........................................  Not applicable
56..........................................  Not required
57..........................................  Not required
58..........................................  Not required
59..........................................  FINANCIAL STATEMENTS

                                     PART I

                     (INFORMATION REQUIRED IN A PROSPECTUS)

                         SUPPLEMENT DATED MARCH 1, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000
                                      FOR
    LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT L

Effective March 1, 2000 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

1. THE ADDITION OF AN ADDITIONAL TERM LIFE INSURANCE RIDER REVISES THE DESCRIPTION OF THE TWO DEATH BENEFIT OPTIONS ON PAGES 7 AND 8 TO READ AS
   FOLLOWS:

   Option 1 -- The death benefit equals the greater of

        (a) the Specified Amount plus Additional Term Life Insurance, if any, or

        (b) Fund Value multiplied by a death benefit percentage.

        The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status.

        If you choose Option 1, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

   Option 2 -- The death benefit equals the greater of

        (a) the Specified Amount plus the Additional Term Life Insurance, if any, plus the Fund Value, or

        (b) Fund Value multiplied by a death benefit percentage.

        The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status.

        If you choose Option 2, favorable investment performance will increase the Fund Value of the policy which in turn increases insurance coverage.

2. THE FIRST AND SECOND PARAGRAPHS ON PAGE 10 ARE AMENDED TO READ AS FOLLOWS:

        In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider or your Guaranteed Death Benefit to Age 100 Rider. See "Guaranteed Death Benefit," page 27. If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the policy. See "Grace Period and Lapse," page 40.

        You must understand that after the first three policy years, the policy can lapse even if the scheduled premiums are made unless you have made all premium payments required by the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider.

3. THE SECTION ENTITLED "RIDERS" ON PAGE 10 IS AMENDED TO READ AS FOLLOWS:

        Additional optional insurance benefits may be added to the policy by an addendum called a rider. There are seven riders available with this policy:

        - Guaranteed Death Benefit Rider

        - Guaranteed Death Benefit to Age 100 Rider

        - Waiver of Monthly Deduction Rider

        - Additional Term Life Insurance Rider

        - Four Year Term Insurance Rider

        - Waiver of Specified Premium Rider

        - Maturity Extension Rider

4. A NEW SECOND PARAGRAPH IS ADDED TO THE SECTION ENTITLED "SCHEDULED PREMIUM PAYMENTS" ON PAGE 26 TO READ AS FOLLOWS:

        You must specify the subaccounts and/or Guaranteed Interest Account and the percentage of scheduled premium payments to be allocated to those subaccounts and/or Guaranteed Interest Account. If we do not receive a valid set of allocation instructions from you, scheduled premiums will be allocated to the Money Market Subaccount.

5. THE LAST PARAGRAPH UNDER "GUARANTEED DEATH BENEFIT" ON PAGE 27 IS DELETED AND THE AMENDED SECTION BECOMES A SUBSECTION UNDER THE HEADING "GUARANTEED DEATH BENEFIT RIDER" ON PAGE 32.

6. LETTERS (b) AND (c) UNDER "PREMIUM PAYMENTS AFFECT THE CONTINUATION OF THE POLICY" ON PAGE 28 ARE AMENDED TO READ AS FOLLOWS:

        (2) you have purchased the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the applicable rider, or

        (3) during the first three policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first three policy years the increased Minimum Monthly Premium requirements are satisfied for the remainder of the first three policy years. If you elected the Guaranteed Death Benefit to Age 100 Rider, this provision does not apply.

7. THE DESCRIPTION OF OPTION 1 AND OPTION 2 ON PAGE 29 IS REVISED TO READ AS
   FOLLOWS:

   Option 1 -- The death benefit equals the greater of

        (a) the Specified Amount plus Additional Term Life Insurance, if any, or

        (b) the Fund Value on the date of death multiplied by the death benefit percentage.

        The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 48. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

   Option 2 -- The death benefit equals the greater of

        (a) the Specified Amount plus Additional Term Life Insurance, if any, plus the Fund Value, or

        (b) the Fund Value on the date of death multiplied by the death benefit percentage.

        The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. The death benefit percentage is the same as that used for Option 1 and is stated in Appendix A. The death benefit in Option 2 will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

8.  "EXAMPLES OF OPTIONS 1 AND 2" ON PAGES 29-30 ARE AMENDED TO READ AS FOLLOWS:

   Examples of Options 1 and 2

        The following examples demonstrate the determination of death benefits under Options 1 and 2. The examples show four policies with the same Specified Amount, but Fund Values and the Additional Term Life Insurance vary as shown. It is assumed that both insureds are age 35, standard class, non-smoker at issue. It is also assumed that the last surviving insured is age 70 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                          Cash Value Accumulation Test

                                                  Policy 1   Policy 2   Policy 3   Policy 4
                                                  --------   --------   --------   --------
Specified Amount                                  $100,000   $100,000   $100,000   $100,000
Additional Term Life Insurance Rider              $      0   $      0   $      0   $ 75,000
Fund Value on Date of Death                       $ 35,000   $ 60,000   $ 90,000   $ 60,000
Death Benefit Percentage                             183.6%     183.6%     183.6%     183.6%
Death Benefit under Option 1                      $100,000   $110,160   $165,240   $175,000
Death Benefit under Option 2                      $135,000   $160,000   $190,000   $235,000

Option 1, Policy 1:            The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund
                               Value multiplied by the death benefit percentage
                               ($35,000 X 183.6% = $64,260).

Option 1, Policy 2 and 3:      The death benefit is equal to the Fund Value multiplied by the death benefit percentage since
                               ($60,000 X 183.6% = $110,160 for Policy 2;
                               $90,000 X 183.6% = $165,240 for Policy 3) is greater than
                               the Specified Amount ($100,000).

Option 1, Policy 4:            The Death Benefit is equals $175,000 (the sum of the
                               Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified
                               Amount plus the Additional Term Life Insurance
                               ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage
                               ($60,000 X 183.6% = $110,160).

Option 2, Policy 1, 2, and 3:  The death benefit equals the Specified Amount plus the Fund
                               Value ($100,000 + $35,000 = $135,000 for Policy 1;
                               $100,000 + $60,000 = $160,000 for Policy 2; and
                               $100,000 + $90,000 = $190,000 for Policy 3) since it is
                               greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 183.6% = $64,260 for Policy 1;
                               $60,000 X 183.6% = $110,160 for Policy 2; and
                               $90,000 X 183.6% = $165,240 for Policy 3).

Option 2, Policy 4:            The death benefit equals the Specified Amount plus the
                               Additional Term Life Insurance plus the Fund Value
                               ($100,000 + $75,000 + $60,000 = $235,000) since it is
                               greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 183.6% = $110,160).

                   Guideline Premium/Cash Value Corridor Test
                          Cash Value Accumulation Test

                                                  Policy 1   Policy 2   Policy 3   Policy 4
                                                  --------   --------   --------   --------
Specified Amount                                  $100,000   $100,000   $100,000   $100,000
Additional Term Life Insurance Rider              $      0   $      0   $      0   $ 75,000
Fund Value on Date of Death                       $ 35,000   $ 60,000   $ 90,000   $ 60,000
Death Benefit Percentage                               115%       115%       115%       115%
Death Benefit under Option 1                      $100,000   $100,000   $103,500   $175,000
Death Benefit under Option 2                      $135,000   $160,000   $185,000   $235,000

Option 1, Policy 1 and 2:      The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund
                               Value multiplied by the death benefit percentage
                               ($35,000 X 115% = $40,250 for Policy 1 and
                               $60,000 X 115% = $69,000 for Policy 2).

Option 1, Policy 3:            The death benefit is equal to the Fund Value multiplied by the death benefit percentage since
                               ($90,000 X 115% = $103,500) is greater than the Specified
                               Amount ($100,000).

Option 1, Policy 4:            The Death Benefit equals $175,000 (the sum of the Specified
                               Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus
                               the Additional Term Life Insurance
                               ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 X 115% = $69,000).

Option 2, Policy 1, 2, and 3:  The death benefit equals the Specified Amount plus the Fund
                               Value ($100,000 + $35,000 = $135,000 for Policy 1;
                               $100,000 + $60,000 = $160,000 for Policy 2; and
                               $100,000 + $90,000 = $190,000 for Policy 3) since it is
                               greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 115% = $40,250 for Policy 1;
                               $60,000 X 115% = $69,000 for Policy 2; and
                               $90,000 X 115% = $103,500 for Policy 3).

Option 2, Policy 4:            The death benefit equals the Specified Amount plus the
                               Additional Term Life Insurance plus the Fund Value
                               ($100,000 + $75,000 + $60,000 = $235,000) since it is
                               greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 115% = $69,000).

9. THE FIFTH SENTENCE IN THE SECOND PARAGRAPH UNDER THE HEADING "INCREASES" ON PAGE 32 IS AMENDED TO READ AS FOLLOWS:

   The Minimum Monthly Premium and the required premiums under the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider, if applicable, will also be adjusted.

10. THE SECOND SENTENCE IN THE SECOND PARAGRAPH UNDER THE HEADING "DECREASES" ON PAGE 32 IS AMENDED TO READ AS FOLLOWS:

    If you have a Guaranteed Death Benefit Rider or a Guaranteed Death Benefit to Age 100 Rider, it will be adjusted for the decrease in Specified Amount.

11. A NEW SECTION IS ADDED ON PAGE 32 IMMEDIATELY ABOVE THE HEADING "GUARANTEED DEATH BENEFIT RIDERS" TO READ AS FOLLOWS:

    Changes in Additional Term Life Insurance Amount

        A change in the Additional Term Life Insurance amount may be made at any time after your policy is issued. Changes will become effective on the monthly anniversary day following the approval of the request to change the Additional Term Life Insurance amount. Increases in the Additional Term Life Insurance amount will be subject to evidence of insurability and will not be permitted after the insured's age 85 (70 for qualified plans). Decreases on a policy with the Additional Term Life Insurance Rider will be applied in the following order:

        - Against the most recent increase, regardless if it is Specified Amount increase or Additional Term Life Insurance increase;

        - Against the next most recent increases successively, regardless if it is Specified Amount increase or Additional Term Life Insurance increase

        - Against Additional Term Life Insurance provided under the original application; and

        - Against insurance provided by the Specified Amount under the original application.

12. THE SECTION HEADING ON PAGE 32 ENTITLED "GUARANTEED DEATH BENEFIT RIDER" IS AMENDED TO "GUARANTEED DEATH BENEFIT RIDERS." THE FIRST PARAGRAPH UNDER THIS HEADING IS AMENDED TO READ AS FOLLOWS:

        When you apply for your policy you may be able to apply for the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider. These Riders provide a death benefit (equal to the Specified Amount only of your policy) and may keep certain rider coverages in effect under certain circumstances, even if the Cash Value of the policy is zero on any monthly anniversary date.

13. A NEW SUBHEADING ENTITLED "GUARANTEED DEATH BENEFIT RIDER" IS INSERTED AFTER THE FIRST PARAGRAPH UNDER THE HEADING "GUARANTEED DEATH BENEFIT RIDERS."

14. THE LAST PARAGRAPH UNDER THE HEADING "GUARANTEED DEATH BENEFIT RIDER" ON PAGE 33 IS REVISED BY THE ADDITION OF A SENTENCE TO THE LAST LINE TO READ AS
    FOLLOWS:

    This rider is also not available if coverage under the Term Life Term Rider or the Additional Term Life Insurance Rider has been elected.

15. A NEW SUBSECTION IS ADDED AFTER THE SUBSECTION ENTITLED "GUARANTEED DEATH BENEFIT RIDER" ON PAGE 33 TO READ AS FOLLOWS:

    Guaranteed Death Benefit to Age 100 Rider

        The Guaranteed Death Benefit to Age 100 Rider guarantees that during the insured's lifetime, the policy will not lapse regardless of the cash value. Provided that certain conditions are met, a minimum death benefit equal to the Specified Amount will be paid. To maintain the benefit, total premiums paid less partial surrenders (excluding any partial surrender fees) less outstanding debt must equal or exceed the cumulative required minimum monthly premium to date. This rider is not available if you elect coverage under the Guaranteed Death Benefit Rider, Term Life Term Rider and/or Additional Term Life Insurance Rider.

16. A NEW SUBSECTION IS ADDED UNDER THE SECTION ENTITLED "OTHER OPTIONAL INSURANCE BENEFITS" ON PAGE 34 TO READ AS FOLLOWS:

    Additional Term Life Insurance Rider

        The Additional Term Life Insurance Rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider unlike the Life Term Rider is combined with the Specified Amount of the policy for purposes of determining if the minimum "corridor" is required to maintain the definition of life insurance under the Internal Revenue Code section 7702 (See "Definition of Life Insurance" on page 48).

17. THE FIRST PARAGRAPH UNDER THE HEADING "GRACE PERIOD AND LAPSE" ON PAGE 40 IS AMENDED TO READ AS FOLLOWS:

        Your policy will remain in effect as long as

           (1) it has a Cash Value greater than zero,

           (2) you have purchased the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider, and you have met all the requirements of the applicable rider, and

           (3) you make any required additional premium payments during the 61-day Grace Period.

Form No. 14430 SL (Supp 3/1/00)                       Registration No. 333-64417

                                   PROSPECTUS
                               Dated May 1, 2000

                    Last Survivor Flexible Premium Variable
                        Universal Life Insurance Policy

                                   Issued By

                     MONY Life Insurance Company of America
                        MONY America Variable Account L

MONY Life Insurance Company of America (the "Company") issues the last survivor variable universal life insurance policy described in this prospectus. Among the policy's many terms are:

Allocation of Premium and Cash Values:

- You can tell us what to do with your premium payments. You can also tell us what to do with the cash values your policy may create for you resulting from those premium payments.

     - You can tell us to place some or all of them into a separate account. That separate account is called the MONY America Variable Account L.

        - If you do, you can also tell us to place your premium payments and cash values into up to 20 of 25 different subaccounts of MONY America Variable Account L. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and cash values into one or more subaccounts of the separate account, you bear the risk that the investment objectives will not be met. That risk includes not earning any money on your premium payments and cash values and also that premium payments and cash values may lose some or all of their value.

     - You can also tell us to place some or all of your premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments will not lose any value. We also guarantee that we will pay not less than 4.5% interest annually. We may pay more than 4.5% if we choose. Premium payments and cash values you place into the Guaranteed Interest Account become part of our assets.

Death Benefit:

- We will pay a death benefit if the last surviving insured dies before reaching age 100 while the Policy is in effect. That death benefit will never be less than the amount specified in the Policy. It may be greater than the amount specified if the policy's cash values increase.

Living Benefits:

- You may ask for some or all of the policy's cash value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's cash value from us at any time. You will have to pay interest to us on the amount borrowed.

Charges and Fees:

- The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

                THESE ARE ONLY SOME OF THE TERMS OF THE POLICY.
 PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE DETAILS OF THE POLICY.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus comes with prospectuses for the MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and Janus Aspen Series. You should read these prospectuses carefully and keep them for future reference.

                        MONY America Variable Account L
                     MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                 1-800-487-6669

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Summary Of The Policy.......................................  1
  Important Policy Terms....................................  1
  Purpose of the Policy.....................................  1
  Policy Premium Payments and Values........................  1
  Charges and Deductions....................................  3
  Fees and Expenses of the Funds............................  4
  The Death Benefit.........................................  7
  Premium Features..........................................  8
  MONY America Variable Account L...........................  8
  Allocation Options........................................  8
  Transfer of Fund Value....................................  8
  Policy Loans..............................................  9
  Full Surrender............................................  9
  Partial Surrender.........................................  9
  Right to Return Policy Period.............................  9
  Grace Period and Lapse....................................  9
  Tax Treatment of Increases in Fund Value..................  10
  Tax Treatment of Death Benefit............................  10
  Riders....................................................  10
  Contacting the Company....................................  11
  Understanding the Policy..................................  11
Information About The Company And MONY America Variable
  Account L.................................................  12
  MONY Life Insurance Company of America....................  12
  Year 2000 Issue...........................................  12
  MONY America Variable Account L...........................  13
The Funds...................................................  17
  MONY Series Fund, Inc.....................................  18
  Enterprise Accumulation Trust.............................  18
  Dreyfus Stock Index Fund..................................  21
  The Dreyfus Socially Responsible Growth Fund, Inc.........  21
  Fidelity Variable Insurance Products Fund.................  21
  Fidelity Variable Insurance Products Fund II..............  21
  Fidelity Variable Insurance Products Fund III.............  21
  Janus Aspen Series........................................  22
  Purchase of Portfolio Shares by MONY America Variable
     Account L..............................................  23
Detailed Information About The Policy.......................  24
  Application for a Policy..................................  24
  Right to Examine a Policy -- Right to Return Policy
     Period.................................................  26
  Premiums..................................................  26
  Guaranteed Death Benefit..................................  27
  Allocation of Net Premiums................................  28
  Death Benefits under the Policy...........................  28
  Death Benefit Options.....................................  29
  Changes in Specified Amount...............................  31
  Guaranteed Death Benefit Rider............................  32
  Other Optional Insurance Benefits.........................  33
  Benefits at Maturity and Maturity Extension Rider.........  34
  Policy Values.............................................  35
  Determination of Fund Value...............................  35
  Calculating Unit Values for Each Subaccount...............  36

                                                              PAGE
                                                              ----
  Determining Fund Value....................................  37
  Transfer of Fund Value....................................  37
  Right to Exchange Policy..................................  38
  Policy Loans..............................................  38
  Full Surrender............................................  39
  Partial Surrender.........................................  40
  Grace Period and Lapse....................................  40
Charges And Deductions......................................  43
  Deductions from Premiums..................................  44
  Daily Deduction from MONY America Variable Account L......  44
  Monthly Deductions from Fund Value........................  45
  Surrender Charge..........................................  46
  Corporate Purchasers......................................  47
  Transaction and Other Charges.............................  47
  Fees and Expenses of the Funds............................  47
  Guarantee of Certain Charges..............................  47
Other Information...........................................  48
  Federal Income Tax Considerations.........................  48
  Charge for Company Income Taxes...........................  52
  Voting of Fund Shares.....................................  52
  Disregard of Voting Instructions..........................  53
  Report to Policy Owners...................................  53
  Substitution of Investments and Right to Change
     Operations.............................................  53
  Changes to Comply with Law................................  54
Performance Information.....................................  54
The Guaranteed Interest Account.............................  55
  General Description.......................................  55
  Death Benefit.............................................  56
  Policy Charges............................................  56
  Transfers.................................................  56
  Surrenders and Policy Loans...............................  57
More About The Policy.......................................  57
  Ownership.................................................  57
  Beneficiary...............................................  57
  Notification and Claims Procedures........................  57
  Payments..................................................  58
  Payment Plan/Settlement Provisions........................  58
  Payment in Case of Suicide................................  58
  Assignment................................................  58
  Errors on the Application.................................  59
  Incontestability..........................................  59
  Policy Illustrations......................................  59
  Distribution of the Policy................................  59
More About The Company......................................  60
  Management................................................  60
  State Regulation..........................................  62
  Telephone Transfer Privilege..............................  62
  Legal Proceedings.........................................  62

                                                              PAGE
                                                              ----
  Legal Matters.............................................  63
  Registration Statement....................................  63
  Independent Accountants...................................  63
  Financial Statements......................................  63
  Index to Financial Statements.............................  F-1
  Appendix A................................................  A-1
  Appendix B................................................  B-1
  Appendix C................................................  C-1
  Appendix D................................................  D-1

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                             SUMMARY OF THE POLICY

     This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus, will describe the part of the policy involving MONY America Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. BEFORE PURCHASING A POLICY, WE URGE YOU TO READ THE ENTIRE PROSPECTUS CAREFULLY.

IMPORTANT POLICY TERMS

     We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

     Outstanding Debt -- The unpaid balance of any loan which you request on the policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

     Loan Account -- An account to which amounts are transferred from the subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan you request. We will credit interest to the Loan Account at a rate not less than 4.5%. The Loan Account is part of the Company's General Account.

     Fund Value -- The sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and the Guaranteed Interest Account and the loan account.

     Cash Value -- The Fund Value of the policy less any surrender charge and any Outstanding Debt.

     Minimum Monthly Premium -- The amount the Company determines is necessary to keep the policy in effect for the first three policy years, regardless of subaccount cash values.

     Guaranteed Interest Account -- This account is part of the general account of MONY Life Insurance Company of America (the "Company"). You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 4.5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account," page 55.)

     Loan Account -- An account set up by the Company to which amounts are transferred from the subaccounts and the Guaranteed Interest Account as collateral for any Outstanding Debt.

     Specified Amount -- The death benefit requested by the policy owner.

     Business Day -- Each day that the New York Stock Exchange is open for trading.

PURPOSE OF THE POLICY

     The policy offers insurance protection on the lives of the insureds. If either or both insureds are alive on the anniversary of the policy date when the younger insured is (or would have been) age 100, a maturity benefit will be paid instead of a death benefit. The policy provides a benefit equal to your choice of (a) its Specified Amount (under Option 1) or (b) its Specified Amount plus the Fund Value (under Option 2). The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit to grow based on investment results. In addition, you, as the owner of the policy, choose the amount and frequency of premium payments, within certain limits.

POLICY PREMIUM PAYMENTS AND VALUES

     The premium payments you make for the policy are received by the Company. From those premium payments the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of a deferred acquisition tax imposed by the United States government. The Company will also deduct a sales charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

     You may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. As the owner of the policy, you may give the right to allocate net premium payments to someone else.

     The net premium payments you allocate among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may or may not increase or decrease depending on several factors including the death benefit option you chose. Except in certain circumstances described later (See "Death Benefits Under the Policy" at page 28), the death benefit will never decrease below the Specified Amount of your policy.

     Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.5%.

     The value of the net premium payments you allocate to MONY America Variable Account L and to the Guaranteed Interest Account are called the Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY America Variable Account L may be worth more or less while the policy remains in effect.

     If you cancel the policy and return it to the Company during the Right to Return Period, your premium payments will be returned by the Company. After the Right to Return Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Fund Value minus a charge if you cancel your policy during the first ten years since the policy was issued or the Specified Amount increased. The Company will also deduct any amount you have borrowed from the amount it will pay you. The Fund Value minus surrender charges and minus the amount of debt outstanding from loans you have received is called the Cash Value of the policy.

     Charges and fees such as the cost of insurance, administrative charges and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Cash Value and are described in further detail below.

     The policy remains in effect until the earliest of:

     - A grace period expires without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt;

     - One or both insureds reaches age 100 (or the date on which the younger insured would have been age 100);

     - Death of the last surviving insured; and

     - Full surrender of the policy.

     Generally, the policy remains in effect only as long as the Cash Value is sufficient to pay all monthly deductions. However, during the first three years the policy is in effect, the Company will determine an amount which if paid during those first three policy years will keep the policy and all rider coverages in effect for the first three policy years even if the Cash Value of the policy is zero. This amount is called the Minimum Monthly Premium. If you increase the Specified Amount during the first three policy years, you must pay the increased Minimum Monthly Premium for the remainder of the first three policy years. A Guaranteed Death Benefit Rider is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy and most riders will not lapse. The Guaranteed Death Benefit Rider requires the payment of an agreed upon amount of premium and is discussed below.

CHARGES AND DEDUCTIONS

     The policy provides for the deduction of the various charges, costs, and expenses imposed by the policy provisions from the Fund Value of the Policy. These deductions are summarized in the table below. Additional details can be found on pages 44-48.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

                            DEDUCTIONS FROM PREMIUMS

-----------------------------------------------------------------------------------------------
     Sales Charge -- Varies based on the            First 10 policy years -- 6% of premiums
                     Specified Amount in            paid up to Target Premium and 3% of premium
                     effect. It is a % of           paid in excess of Target Premium.
                     premium paid.                  Years 11 and later -- 3% of all premiums.
-----------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 2.25%
                                                    Federal -- 1.5%
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L
--------------------------------------------------------------------------------

     Mortality & Expense Risk Charge -- Maximum    .35% of subaccount value (0.000959% daily)
     Annual Rate

--------------------------------------------------------------------------------

                       MONTHLY DEDUCTIONS FROM FUND VALUE

----------------------------------------------------------------------------------------------
     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
----------------------------------------------------------------------------------------------

     Administrative Charge -- Monthly              $7.50
----------------------------------------------------------------------------------------------

     Monthly per $1,000 Specified Amount Charge    See Appendix B. This charge applies for the
     Based on issue age and smoking Status of      first 10 policy years (or for 10 years from
     the younger insured and Specified Amount.     the date of any increase in Specified
                                                   Amount)
----------------------------------------------------------------------------------------------

     Guaranteed Death Benefit Charge               $0.01 per $1,000 of Specified Amount and
     Monthly Charge for Guaranteed Death Benefit   certain Rider amounts. Please note that the
     Rider*                                        Rider requires that at least the amount of
                                                   premiums set forth in the policy itself be
                                                   paid in order to remain in effect.
----------------------------------------------------------------------------------------------
     Optional Insurance Benefits Charge            As applicable.
     Monthly Deduction for any other optional
     insurance Benefits added by rider.
----------------------------------------------------------------------------------------------

     Transaction and Other Charges
     - Partial Surrender Fee                       $10

     - Transfer of Fund Value                      $25 maximum per transfer(1)
     (at Company's Option)
----------------------------------------------------------------------------------------------

     Surrender Charge                              See discussion of Surrender Charge on page
     Grades from 100% to 0 over 11 years based     46 for grading schedule.
     on a schedule. Factors per $1,000 of
     Specified Amount vary based on issue age,
     gender, and underwriting class.
----------------------------------------------------------------------------------------------

 *  The Guaranteed Death Benefit Rider is not available in all states.
(1)  Currently no charge on any transfers.

     MONY Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. The investment adviser fees for each portfolio are listed in the table below. Each portfolio also incurs expenses in its operations. Those expenses are also shown in the table below.

FEES AND EXPENSES OF THE FUNDS

     The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth below. Their Boards govern the Funds. The advisory fees are summarized at pages 5-7. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

     Information contained in the following table was provided by the respective Funds and has not been independently verified by us.

                          ANNUAL EXPENSES FOR THE YEAR
                            ENDED DECEMBER 31, 1999

                                                                       DISTRIBUTION AND
        FUND/PORTFOLIO            MANAGEMENT FEES   OTHER EXPENSES   SERVICE (12-b-1) FEE    TOTAL EXPENSES
        --------------            ---------------   --------------   --------------------    --------------
MONY SERIES FUND, INC.
Intermediate Term Bond
  Portfolio....................            0.50%             0.07%             N/A               0.57%
Long Term Bond Portfolio.......            0.50%             0.05%             N/A               0.55%
Government Securities
  Portfolio....................            0.50%             0.08%             N/A            0.58%(1)
Money Market Portfolio.........            0.40%             0.04%             N/A               0.44%
ENTERPRISE ACCUMULATION TRUST
Equity Portfolio...............            0.78%             0.04%             N/A               0.82%
Small Company Value
  Portfolio....................            0.80%             0.04%             N/A               0.84%
Managed Portfolio..............            0.72%             0.04%             N/A               0.76%
International Growth
  Portfolio....................            0.85%             0.16%             N/A               1.01%
High Yield Bond Portfolio......            0.60%             0.09%             N/A               0.69%
Small Company Growth
  Portfolio....................            1.00%             0.40%             N/A            1.40%(2)
Equity Income Portfolio........            0.75%             0.30%             N/A            1.05%(2)
Capital Appreciation
  Portfolio....................            0.75%             0.41%             N/A               1.16%
Growth and Income Portfolio....            0.75%             0.19%             N/A               0.94%
Growth Portfolio...............            0.75%             0.09%             N/A               0.84%
Multi-Cap Growth Portfolio.....            1.00%             0.40%             N/A            1.40%(2)
Balanced Portfolio.............            0.75%             0.20%             N/A            0.95%(2)
DREYFUS STOCK INDEX FUND.......            0.245%            0.015%            N/A               0.26%
THE DREYFUS SOCIALLY
  RESPONSIBLE GROWTH FUND,
  INC..........................            0.75%             0.04%             N/A               0.79%
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND (VIP)
Growth Portfolio...............            0.58%             0.09%           0.10%            0.77%(3)
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND II (VIP II)
Contrafund(R) Portfolio........            0.58%             0.10%           0.10%            0.78%(3)
FIDELITY VARIABLE INSURANCE
  PRODUCTS FUND III (VIP III)
Growth Opportunities
  Portfolio....................            0.58%             0.11%           0.10%            0.79%(3)

                                                                       DISTRIBUTION AND
        FUND/PORTFOLIO            MANAGEMENT FEES   OTHER EXPENSES   SERVICE (12-b-1) FEE    TOTAL EXPENSES
        --------------            ---------------   --------------   --------------------    --------------
JANUS ASPEN SERIES
Aggressive Growth Portfolio....            0.65%             0.02%             N/A            0.67%(4)
Balanced Portfolio.............            0.65%             0.02%             N/A            0.67%(4)
Capital Appreciation
  Portfolio....................            0.65%             0.04%             N/A            0.69%(4)
Worldwide Growth Portfolio.....            0.65%             0.05%             N/A            0.70%(4)

---------------
    (1) Expenses do not include custodial credits. With custodial credits, expenses would have been 0.57%.

    (2) Enterprise Capital Management, Inc. has contractually agreed to limit expenses on these Portfolios to the amount shown. This contractual limitation is in effect until April 30, 2001. Without the contractual limitation, the total expenses would have been as follows: Small Company Growth -- 1.55%; Equity Income -- 1.20%; Balanced -- 1.89%; and Multi-Cap Growth -- 1.52%.

    (3) Expenses do not include reimbursements. With reimbursements, expenses would have been Growth -- 0.75%; Contrafund -- 0.75%; and Growth Opportunities -- 0.78%.

    (4) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in management fee.

--------------------------------------------------------------------------------

                          FUND INVESTMENT ADVISER FEES
--------------------------------------------------------------------------------

                             MONY SERIES FUND, INC.

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                               INVESTMENT ADVISER FEE
   --------------------------------------------------------------------------------------------
   Government Securities Portfolio               Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   --------------------------------------------------------------------------------------------
   Long Term Bond Portfolio                      Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   --------------------------------------------------------------------------------------------
   Intermediate Term Bond Portfolio              Annual rate of 0.50% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   --------------------------------------------------------------------------------------------
   Money Market Portfolio                        Annual rate of 0.40% of the first $400
                                                 million, 0.35% of the next $400 million,
                                                 and 0.30% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   ----------------------------------------------------------------------------------------

                         ENTERPRISE ACCUMULATION TRUST

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                               INVESTMENT ADVISER FEE
   --------------------------------------------------------------------------------------------
   Equity Portfolio                              Annual rate of 0.80% of the first $400
                                                 million, 0.75% of the next $400 million,
                                                 and 0.70% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   --------------------------------------------------------------------------------------------
   Managed Portfolio                             Annual rate of 0.80% of the first $400
                                                 million, 0.75% of the next $400 million,
                                                 and 0.70% in excess of $800 million of the
                                                 portfolio's aggregate average daily net
                                                 assets.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                               INVESTMENT ADVISER FEE
   --------------------------------------------------------------------------------------------
   Equity Income Portfolio                       Annual rate of 0.75% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   Growth and Income Portfolio                   Annual rate of 0.75% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   Growth Portfolio                              Annual rate of 0.75% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   Capital Appreciation Portfolio                Annual rate of 0.75% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   Small Company Growth Portfolio                Annual rate of 1.00% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   Small Company Value Portfolio                 Annual rate of 0.80% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   International Growth Portfolio                Annual rate of 0.85% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   High Yield Bond Portfolio                     Annual rate of 0.60% of the portfolio's
                                                 aggregate average daily net assets.
   --------------------------------------------------------------------------------------------
   Balanced Portfolio                            Annual rate of 0.75% of the aggregate
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   Multi-Cap Growth Portfolio                    Annual rate of 1.00% of the aggregate
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   DREYFUS STOCK INDEX FUND                      Annual rate of 0.25% of the fund's average
                                                 daily net assets.
   --------------------------------------------------------------------------------------------
   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH       Annual rate of 0.75% of the fund's average
   FUND, INC.                                    daily net assets.
   --------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS          The fee is calculated by adding a group
   FUND -- Growth Portfolio                      fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
                                                 result by the fund's average net assets
                                                 throughout the month. The group fee rate
                                                 is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this fund is 0.30% of the
                                                 fund's average net assets.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                               INVESTMENT ADVISER FEE
   --------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND     The fee is calculated by adding a group
   II -- Contrafund(R) Portfolio                 fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
                                                 result by the fund's average net assets
                                                 throughout the month. The group fee rate
                                                 is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this fund is 0.30% of the
                                                 fund's average net assets.
   --------------------------------------------------------------------------------------------
   FIDELITY VARIABLE INSURANCE PRODUCTS FUND     The fee is calculated by adding a group
   III -- Growth Opportunities Portfolio         fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
                                                 result by the fund's average net assets
                                                 throughout the month. The group fee rate
                                                 is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this fund is 0.30% of the
                                                 fund's average net assets.
   ----------------------------------------------------------------------------------------

                               JANUS ASPEN SERIES

   --------------------------------------------------------------------------------------------
                   PORTFOLIO                               INVESTMENT ADVISER FEE
   --------------------------------------------------------------------------------------------
   Aggressive Growth Portfolio                   Annual rate of 0.65% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   Balanced Portfolio                            Annual rate of 0.65% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   Capital Appreciation Portfolio                Annual rate of 0.65% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio                    Annual rate of 0.65% of the portfolio's
                                                 average daily net assets.
   --------------------------------------------------------------------------------------------

THE DEATH BENEFIT

     The minimum initial Specified Amount is $100,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

     Option 1 -- The death benefit equals the greater of:

          (a) The Specified Amount, or

          (b) Fund Value multiplied by a death benefit percentage required by the federal tax law definition of life insurance.

     If you choose Option 1, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

     Option 2 -- The death benefit equals the greater of:

          (a) The Specified Amount of the policy, plus the Fund Value, or

          (b) The Fund Value multiplied by a death benefit percentage required by the federal tax law definition of life insurance.

     If you choose Option 2, favorable investment performance will increase the Fund Value of the policy which in turn increases insurance coverage.

     The Fund Value used in these calculations is the value as of the date of the insured's death.

     You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death Benefits Under the Policy," page 28.

     When you apply for insurance, you can purchase the Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy and most rider coverages will remain in effect until the later of (a) the insured's age 70, or (b) ten years from the date of the policy, regardless of the policy's Cash Value. See "Guaranteed Death Benefit Rider," page 32.

PREMIUM FEATURES

     You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first three policy years. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your situation and needs change.

     When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments. Your policy continues in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.

     The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal Income Tax Considerations," page 48.

     The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace Period and Lapse," page 40. If any premium payment would result in an immediate increase in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.

MONY AMERICA VARIABLE ACCOUNT L

     MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L" on page 8.

ALLOCATION OPTIONS

     You may allocate premium payments and Fund Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of the MONY Series Fund, the Enterprise Accumulation Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III and Janus Aspen Series (collectively called the "Funds"). Trust. The subaccounts available to you and the investment objectives of each available subaccount are described in detail beginning on page 13.

TRANSFER OF FUND VALUE

     You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Syracuse Operations Center. See "Transfer of Fund Value," page 37.

POLICY LOANS

     You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy Loans," page 38.

     The amount of Outstanding Debt is subtracted from your death benefit. Your Outstanding Debt is repaid from the proceeds of a full surrender. See "Full Surrender," page 39. Outstanding Debt may also affect the continuation of the policy. See "Grace Period and Lapse," page 40. The Company charges interest on policy loans. If you do not pay the interest due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt.

FULL SURRENDER

     You can surrender the policy during the lifetime of either or both insureds and receive its Cash Value, which equals (a) Fund Value, minus (b) any surrender charge and minus (c) any Outstanding Debt. See "Full Surrender," page 39.

PARTIAL SURRENDER

     You may request a partial surrender if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject the request and return it to you. A partial surrender will decrease the Specified Amount. See "Partial Surrender," at page 40.

     Partial surrenders must be for at least $500. A partial surrender fee of $10 will be assessed against the remaining Fund Value. There is no surrender charge assessed on a partial surrender.

RIGHT TO RETURN POLICY PERIOD

     You have the right to examine the policy when you receive it. You may return the policy for any reason and obtain a full refund of the premium you paid if you return your policy within 10 days (or longer in some states) after you receive it. You may also return within 45 days after the date you sign the application for the policy. During the Right to Return Policy Period, net premiums will be kept in the general account of the Company and will earn interest at an annual rate of 4.5%. See "Right to Examine a Policy -- Right to Return Policy Period", page 26.

GRACE PERIOD AND LAPSE

     Your policy will remain in effect as long as:

          (1) it has a Cash Value greater than zero;

          (2) you have purchased the Guaranteed Death Benefit Rider, and you have met all the requirements of that Rider; or

          (3) during the first three policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (excluding related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium for the remainder of the first three policy years.

     If you increase the Specified Amount during the first three policy years, the Minimum Monthly Premium will be increased and you must continue paying the Minimum Monthly Premium for an additional three policy years from the date of the increase.

     If the policy is about to terminate (or lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

     In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider. See "Guaranteed Death Benefit," page 27. If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the Rider. See "Grace Period and Lapse," page 40.

     You must understand that after the first three policy years, the policy can lapse even if the scheduled premiums are made unless you have made all the premium payments required by the Guaranteed Death Benefit Rider.

TAX TREATMENT OF INCREASES IN FUND VALUE

     The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal Income Tax Considerations," on page 48.

TAX TREATMENT OF DEATH BENEFIT

     Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also, a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal Income Tax Considerations," page 48.

RIDERS

     Additional optional insurance benefits may be added to the policy by an addendum called a rider. There are five riders available with this policy:

     - Guaranteed Death Benefit Rider

     - Waiver of Monthly Deduction Rider

     - Four Year Term Insurance Rider

     - Waiver of Specified Premiums Rider

     - Maturity Extension Rider

CONTACTING THE COMPANY

     All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

UNDERSTANDING THE POLICY

     The following chart may help you to understand how the policy works.

                       [HOW THE POLICY WORKS FLOW CHART]

                         INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT L

MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America issues the policy. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

     The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019. MONY was organized as a mutual life insurance company under the laws of the State of New York in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization does not have any material effect on the Company under the policies or on MONY America Variable Account L.

     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was upgraded to A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.

     MONY Securities Corporation, a wholly-owned subsidiary of the Company, is the principal underwriter for the policies.

YEAR 2000 ISSUE

  State of Readiness

     The Company has a service agreement with MONY whereby MONY provides services and equipment including computer and information systems to the Company to conduct its business.

     In 1996, the Company in conjunction with MONY and affiliates (hereafter collectively referred to as "MONY and its subsidiaries") initiated a formal Year 2000 Project (the "Project") to resolve the Year 2000 issue. The scope of the Project was identified, and funding was established.

     The Company, in conjunction with MONY and affiliates, successfully completed its Year 2000 Project (the "Project") to ensure Year 2000 readiness. The Company developed and implemented an enterprise-wide plan to prepare for the Year 2000 issue by ensuring compliance of all applications, operating systems and hardware on mainframe, PC and local area network ("LAN") platforms; ensuring the compliance of voice and data network software and hardware; addressing issues related to non-IT systems in buildings, facilities and equipment which may contain date logic in embedded chips; and addressing the compliance of key vendors and other third parties.

     The total cost of the Project was $2.4 million. The Company does not expect to incur any material future costs on the Project.

     The Company has not experienced any material (or significant) Year 2000 related problems post-December 31, 1999 with its operations or with any external parties with which business is conducted. Based on this experience and the amount of work and testing the Company has previously performed, the Company believes the likelihood of a Year 2000 issue that would have a material effect on the Company's financial position and results of its operations continues to be remote as the Company performs month-end, leap year, quarter-end, and year-end processing. However, there is still the possibility that future Year 2000 related failures in the Company's systems or equipment and/or failure of external parties to achieve Year 2000 compliance could have a material adverse effect on the Company's financial position and results of its operations.

MONY AMERICA VARIABLE ACCOUNT L

     MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and fund values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

     The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.

     Fund Values of the policy during the Right to Return Period and Fund Values allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. All obligations of the Company under the policy are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

     MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY America Variable Account L.

     MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts within MONY America Variable Account L. Future subaccounts may invest in other portfolios of the Funds or in other securities. Not all subaccounts are available to you.

     The following table lists the subaccounts of MONY America Variable Account L that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased:

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONY MONEY MARKET SUBACCOUNT                  Seeks to maximize current income
                                                 consistent with preservation of capital
   This subaccount purchases shares of the       and maintenance of liquidity by investing
   MONY Series Fund, Inc. Money Market           primarily in high quality, short-term
   Portfolio.                                    money market instruments.
   --------------------------------------------------------------------------------------------

   MONY GOVERNMENT SECURITIES SUBACCOUNT         Seeks to maximize income and capital
                                                 appreciation by investing in bonds, notes
   This subaccount purchases shares of the       and other obligations either issued or
   MONY Series Fund, Inc. Government             guaranteed by the U.S. Government, its
   Securities Portfolio.                         agencies or instrumentalities, together
                                                 having a weighted average maturity of
                                                 between 4 to 8 years.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONY INTERMEDIATE TERM BOND SUBACCOUNT        Seeks to maximize income and capital
                                                 appreciation over the intermediate term by
   This subaccount purchases shares of the       investing in highly rated fixed-income
   MONY Series Fund, Inc. Intermediate Term      securities, issued by a diverse mix of
   Bond Portfolio.                               corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities, together having a
                                                 dollar-weighted average maturity of
                                                 between 4 and 8 years.
   --------------------------------------------------------------------------------------------

   MONY LONG TERM BOND SUBACCOUNT                Seeks to maximize income and capital
                                                 appreciation over the longer term by
   This subaccount purchases shares of the       investing in highly-rated fixed-income
   MONY Series Fund, Inc. Long Term Bond         securities, issued by a diverse mix of
   Portfolio.                                    corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities, together having a
                                                 dollar-weighted average maturity of more
                                                 than 8 years.
   --------------------------------------------------------------------------------------------

   ENTERPRISE EQUITY INCOME SUBACCOUNT           Seeks a combination of growth and income.
                                                 Seeks to achieve an above average and
   This subaccount purchases shares of the       consistent total return, primarily from
   Enterprise Accumulation Trust Equity          investments in dividend paying U.S. common
   Income Portfolio.                             stocks.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH AND INCOME SUBACCOUNT       Seeks total return through capital
                                                 appreciation with income as a secondary
   This subaccount purchases shares of the       consideration by investing in a broadly
   Enterprise Accumulation Trust Growth and      diversified group of U.S. common stocks of
   Income Portfolio.                             large capitalization companies.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH SUBACCOUNT                  Seeks capital appreciation, primarily from
                                                 investments in U.S. common stocks of large
   This subaccount purchases shares of the       capitalization companies. Pursues goal by
   Enterprise Accumulation Trust Growth          investing in companies with long-term
   Portfolio.                                    earnings potential but which are currently
                                                 selling at a discount to their estimated
                                                 long-term value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE EQUITY SUBACCOUNT                  Seeks long-term capital appreciation by
                                                 investing primarily in U.S. common stock
   This subaccount purchases shares of the       of companies that meet the portfolio
   Enterprise Accumulation Trust Equity          manager's criteria of high return on
   Portfolio.                                    investment capital, strong positions
                                                 within their industries, sound financial
                                                 fundamentals and management committed to
                                                 shareholder interests.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE CAPITAL APPRECIATION SUBACCOUNT    Seeks maximum capital appreciation,
                                                 primarily through investment in common
   This subaccount purchases shares of the       stocks of U.S. companies that demonstrate
   Enterprise Accumulation Trust Capital         accelerating earnings momentum and
   Appreciation Portfolio.                       consistently strong financial
                                                 characteristics.
   --------------------------------------------------------------------------------------------

   ENTERPRISE MANAGED SUBACCOUNT                 Seeks growth of capital over time by
                                                 investing in a portfolio consisting of
   This subaccount purchases shares of the       common stocks, bonds and cash equivalents,
   Enterprise Accumulation Trust Managed         the percentage of which vary over time
   Portfolio.                                    based on the investment manager's
                                                 assessment of economic and market trends
                                                 and its perception of the relative
                                                 investment values available from such
                                                 types of securities at any given time.
   --------------------------------------------------------------------------------------------

   ENTERPRISE SMALL COMPANY GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in common stocks of small
   This subaccount purchases shares of the       capitalization companies believed by the
   Enterprise Accumulation Trust Small           portfolio manager to have an outlook for
   Company Growth Portfolio.                     strong earnings growth and potential for
                                                 significant capital appreciation.
   --------------------------------------------------------------------------------------------

   ENTERPRISE SMALL COMPANY VALUE SUBACCOUNT     Seeks maximum capital appreciation by
                                                 investing primarily in common stocks of
   This subaccount purchases shares of the       small capitalization companies that the
   Enterprise Accumulation Trust Small           portfolio manager believes are
   Company Value Portfolio.                      undervalued -- that is the stock's market
                                                 price does not fully reflect the company's
                                                 value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE INTERNATIONAL GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in a diversified portfolio of
   This subaccount purchases shares of the       non-United States equity securities that
   Enterprise Accumulation Trust                 the portfolio manager believes are
   International Growth Portfolio.               undervalued.
   --------------------------------------------------------------------------------------------

   ENTERPRISE HIGH YIELD BOND SUBACCOUNT         Seeks maximum current income by primarily
                                                 investing in high yield, income-producing
   This subaccount purchases shares of the       U.S. corporate bonds rated B3 or better by
   Enterprise Accumulation Trust High Yield      Moody's Investors Service, Inc., or B- or
   Bond Subaccount.                              better by Standard & Poor's Corporation.
                                                 These lower rated bonds are commonly
                                                 referred to as "Junk Bonds." Bonds of this
                                                 type are considered to be speculative with
                                                 regard to the payment of interest and
                                                 return of principal. Investment in these
                                                 types of securities has special risks and
                                                 therefore, may not be suitable for all
                                                 investors. Investors should carefully
                                                 assess the risks associated with
                                                 allocating premium payments to this
                                                 subaccount.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE BALANCED SUBACCOUNT                Seeks long-term total return. Generally,
                                                 between 55% and 75% of its total assets
   This subaccount purchases shares of the       will be invested in equity securities, and
   Enterprise Accumulation Trust Balanced        between 45% and 25% in fixed income
   Portfolio.                                    securities to provide a stable flow of
                                                 income. Allocation will vary based on the
                                                 manager's assessment of the return
                                                 potential of each asset class.
   --------------------------------------------------------------------------------------------

   ENTERPRISE MULTI-CAP GROWTH SUBACCOUNT        Seeks long-term capital appreciation by
                                                 primarily investing in growth stocks.
   This subaccount purchases shares of the       Companies will tend to fall into one of
   Enterprise Accumulation Trust Multi-Cap       two categories: companies that offer goods
   Growth Portfolio.                             or services to a rapidly expanding
                                                 marketplace or companies experiencing a
                                                 major change that is expected to produce
                                                 advantageous results.
   --------------------------------------------------------------------------------------------

   DREYFUS STOCK INDEX SUBACCOUNT                Seeks to match the total return of the
                                                 Standard & Poor's 500 Composite Stock
   This subaccount purchases shares of the       Price Index. Generally invests in all 500
   Dreyfus Stock Index Fund.                     stocks in the S&P 500 in proportion to
                                                 their weighting in the index.
   --------------------------------------------------------------------------------------------

   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH       Seeks to provide capital growth, with
   SUBACCOUNT                                    current income as a secondary goal. Invest
                                                 primarily in common stock of companies
   This subaccount purchases shares of The       that, in the opinion of its management,
   Dreyfus Socially Responsible Growth Fund,     meet traditional investment standards and
   Inc.                                          conduct their business in a manner that
                                                 contributes to the enhancement of the
                                                 quality of life in America.
   --------------------------------------------------------------------------------------------

   FIDELITY GROWTH SUBACCOUNT                    Seeks to achieve capital appreciation by
                                                 investing its assets primarily in common
   This subaccount purchases shares of           stocks that it believes have above-average
   Fidelity Variable Insurance Products Fund     growth potential. Tends to be companies
   (VIP) Growth Portfolio.                       with higher than average price/earnings
                                                 ratios, and with new products,
                                                 technologies, distribution channels or
                                                 other opportunities, or with a strong
                                                 industry or market position. May invest in
                                                 securities of foreign issuers in addition
                                                 to those of domestic issuers.
   --------------------------------------------------------------------------------------------

   FIDELITY CONTRAFUND(R) SUBACCOUNT             Seeks long-term capital appreciation by
                                                 investing mainly in equity securities of
   This subaccount purchases shares of           companies whose value is not fully
   Fidelity Variable Insurance Products Fund     recognized by the public. Typically,
   (VIP II) Contrafund(R) Portfolio.             includes companies in turnaround
                                                 situations, companies experiencing
                                                 transitory difficulties, and undervalued
                                                 companies. May invest in securities of
                                                 foreign issuers in addition to those of
                                                 domestic issuers.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   FIDELITY GROWTH OPPORTUNITIES SUBACCOUNT      Seeks to provide capital growth by
                                                 investing primarily in common stocks. May
   This subaccount purchases shares of           also invest in other types of securities,
   Fidelity Variable Insurance Products Fund     including bonds, which may be
   (VIP III) Growth Opportunities Portfolio.     lower-quality debt securities. May invest
                                                 in securities of foreign issuers in
                                                 addition to those of domestic issuers.
   --------------------------------------------------------------------------------------------

   JANUS ASPEN SERIES AGGRESSIVE GROWTH          Seeks long-term growth of capital by
   SUBACCOUNT                                    investing primarily in common stocks
                                                 selected for their growth potential.
   This subaccount purchases shares of Janus     Normally, it invests at least 50% of its
   Aspen Series Aggressive Growth Portfolio.     equity assets in medium-sized companies
                                                 with market capitalizations falling within
                                                 the range of companies in the S&P MidCap
                                                 400 Index.
   --------------------------------------------------------------------------------------------

   JANUS ASPEN SERIES BALANCED SUBACCOUNT        Seeks long-term capital growth, consistent
                                                 with preservation of capital and balanced
   This subaccount purchases shares of Janus     by current income. Normally invests 40-60%
   Aspen Series Balanced Portfolio.              of its assets in securities selected
                                                 primarily for their growth potential, and
                                                 40-60% in securities selected primarily
                                                 for their income potential and at least
                                                 25% of its assets in fixed-income
                                                 securities.
   --------------------------------------------------------------------------------------------

   JANUS ASPEN SERIES CAPITAL APPRECIATION       Seeks long-term growth of capital. It
   SUBACCOUNT                                    pursues its objective by investing
                                                 primarily in common stocks selected for
   This subaccount purchases shares of Janus     their growth potential. The portfolio may
   Aspen Series Capital Appreciation             invest in companies of any size, from
   Portfolio.                                    larger, well-established companies to
                                                 smaller, emerging growth companies.
   --------------------------------------------------------------------------------------------

   JANUS ASPEN SERIES WORLDWIDE GROWTH           Seeks long-term growth of capital in a
   SUBACCOUNT                                    manner consistent with the preservation of
                                                 capital. It pursues this objective by
   This subaccount purchases shares of Janus     investing primarily in common stocks of
   Aspen Series Worldwide Growth Portfolio.      companies of any size throughout the
                                                 world. Normally invests in issuers from at
                                                 least five different countries, including
                                                 the United States but may at times invest
                                                 in fewer than five countries or even in a
                                                 single country.
   --------------------------------------------------------------------------------------------

                                   THE FUNDS

     Each available subaccount of MONY America Variable Account L will invest only in the shares of the designated portfolio of the Funds. The Funds (except for the Dreyfus Stock Index Fund and Janus Aspen Series Aggressive Growth and Capital Appreciation Portfolios) are diversified, open-end management investment companies. The Dreyfus Stock Index Fund and Janus Aspen Series Aggressive Growth and Capital Appreciation Portfolios are non-diversified, open-end management investment companies.

MONY SERIES FUND, INC.

     Only shares of four of the seven portfolios of the MONY Series Fund, Inc. can be purchased by a subaccount available to you. Each of the portfolios has different investment objectives and policies. The Company is a registered investment adviser under the Investment Advisers Act of 1940. The Company, as investment adviser, currently pays the compensation of the Fund's directors, officers and employees who are affiliated in some way with the Company. The MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as investment adviser, the Company has entered into a Services Agreement with MONY to provide personnel, equipment, facilities and other services. As the investment adviser to the MONY Series Fund, Inc., the Company receives a daily investment advisory fee for each portfolio (See chart below). Fees are deducted daily and paid to the Company monthly.

--------------------------------------------------------------------------------------------
                 PORTFOLIO                                 INVESTMENT ADVISER FEE
--------------------------------------------------------------------------------------------
  GOVERNMENT SECURITIES PORTFOLIO               Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% in excess of $800 million of the
  the Investment Adviser.                       portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

  LONG TERM BOND PORTFOLIO                      Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% in excess of $800 million of the
  the Investment Adviser.                       portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

  INTERMEDIATE TERM BOND PORTFOLIO              Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% in excess of $800 million of the
  the Investment Adviser.                       portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

  MONEY MARKET PORTFOLIO                        Annual rate of 0.40% of the first $400
                                                million, 0.35% of the next $400 million, and
  MONY Life Insurance Company of America is     0.30% of assets in excess of $800 million of
  the Investment Adviser.                       the portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

ENTERPRISE ACCUMULATION TRUST

     Enterprise Accumulation Trust has a number of portfolios; the shares of some of these portfolios can be purchased by subaccounts available to you. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of MONY, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information on the sub-advisers for each portfolio, see the Enterprise Accumulation Trust prospectus included in this Prospectus Portfolio. Enterprise Accumulation Trust pays an investment advisory fee to Enterprise Capital who in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise Capital on a monthly basis. The daily investment advisory fees and sub-advisory fees for each portfolio purchased by subaccounts available to you are shown in the chart below.

----------------------------------------------------------------------------------------------
         PORTFOLIO               INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  EQUITY PORTFOLIO            Annual rate of 0.80% of the     Annual rate of 0.40% up to
                              first $400 million, 0.75% of    $1 billion, and 0.30% in
  TCW Investment Management   the next $400 million and       excess of $1 billion of the
  Company is the              0.70% in excess of $800         portfolio's average daily
  sub-investment adviser.     million of the portfolio's      net assets.
                              average daily net assets.
----------------------------------------------------------------------------------------------

  MANAGED PORTFOLIO           Annual rate of 0.80% of the     OpCap Advisors' fee for the
                              first $400 million, 0.75% of    assets of the portfolio it
  OpCap Advisors and Sanford  the next $400 million and       manages is an annual rate of
  C. Bernstein & Co., Inc.    0.70% in excess of $800         0.40% up to $1 billion,
  are the co-sub-investment   million of the portfolio's      0.30% from $1 billion to $2
  advisers.                   average daily net assets.       billion, and 0.25% in excess
                                                              of $2 billion of the
                                                              portfolio's average daily
                                                              net assets. Sanford C.
                                                              Bernstein & Co., Inc.'s fee
                                                              for the assets of the
                                                              portfolio it manages is an
                                                              annual rate of 0.40% up to
                                                              $10 million, 0.30% from $10
                                                              million to $50 million,
                                                              0.20% from $50 million to
                                                              $100 million, and 0.10% in
                                                              excess of $100 million of
                                                              the portfolio's average
                                                              daily net assets.
----------------------------------------------------------------------------------------------

  EQUITY INCOME PORTFOLIO     Annual rate of 0.75% of the     Annual rate of 0.30% of the
                              portfolio's average daily       first $100 million, 0.25% of
  1740 Advisors, Inc. is the  net assets.                     the next $100 million, and
  sub-investment adviser.                                     0.20% in excess of $200
                                                              million of the portfolio's
                                                              average daily net assets.
----------------------------------------------------------------------------------------------

  GROWTH AND INCOME           Annual rate of 0.75% of the     Annual rate of 0.30% of the
  PORTFOLIO                   portfolio's average daily       first $100 million, 0.25% of
                              net assets.                     the next $100 million, and
  Retirement Systems                                          0.20% in excess of $200
  Investors, Inc. is the                                      million of portfolio's
  sub-investment adviser.                                     average daily net assets.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
         PORTFOLIO               INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  GROWTH PORTFOLIO            Annual rate of 0.75% of the     Annual rate of 0.30% of the
                              portfolio's average daily       first $1 billion and 0.20%
  Montag & Caldwell, Inc. is  net assets.                     in excess of $1 billion of
  the sub-investment                                          the portfolio's average
  adviser.                                                    daily net assets.
----------------------------------------------------------------------------------------------

  CAPITAL APPRECIATION        Annual rate of 0.75% of the     Annual rate of 0.45% of the
  PORTFOLIO                   portfolio's average daily       portfolio's average daily
                              net assets.                     net assets.
  Marsico Capital
  Management, LLC is the
  sub-investment adviser.
----------------------------------------------------------------------------------------------

  SMALL COMPANY GROWTH        Annual rate of 1.00% of the     Annual rate of 0.65% of the
  PORTFOLIO                   portfolio's average daily       first $50 million, 0.55% of
                              net assets.                     the next $50 million and
  William D. Witter, Inc. is                                  0.45% in excess of $100
  the sub-investment                                          million of the portfolio's
  adviser.                                                    average daily net assets.
----------------------------------------------------------------------------------------------

  SMALL COMPANY VALUE         Annual rate of 0.80% of the     Annual rate of 0.40% of the
  PORTFOLIO                   first $400 million, 0.75% of    first $1 billion and 0.30%
                              the next $400 million and       in excess of $1 billion of
  Gabelli Asset Management    0.70% in excess of $800         the portfolio's average
  Company is the sub-         million of the portfolio's      daily net assets.
  investment adviser.         average daily net assets.
----------------------------------------------------------------------------------------------

  INTERNATIONAL GROWTH        Annual rate of 0.85% of the     Annual rate of 0.40% of the
  PORTFOLIO                   portfolio's average daily       first $100 million, 0.35% of
                              net assets.                     $100 million to $200
  Vontobel USA Inc. is the                                    million, 0.30% of $200
  sub-investment adviser.                                     million to $500 million and
                                                              0.25% in excess of $500
                                                              million of the portfolio's
                                                              average daily net assets.
----------------------------------------------------------------------------------------------

  HIGH YIELD BOND PORTFOLIO   Annual rate of 0.60% of the     Annual rate of 0.30% of the
                              portfolio's average daily       first $100 million and 0.25%
  Caywood-Scholl Capital      net assets.                     in excess of $100 million of
  Management is the sub-                                      the portfolio's average
  investment adviser.                                         daily net assets.
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
         PORTFOLIO               INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
----------------------------------------------------------------------------------------------
  BALANCED PORTFOLIO          Annual rate of 0.75% of the     Annual rate of 0.30% up to
                              average daily net assets.       $100 million, 0.25% of $100
  Montag & Caldwell, Inc. is                                  million to $200 million and
  the sub-investment                                          0.20% in excess of $200
  adviser.                                                    million of the portfolio's
                                                              average daily net assets.
----------------------------------------------------------------------------------------------

  MULTI-CAP GROWTH PORTFOLIO  Annual rate of 1.00% of the     Annual rate of 0.40% of the
                              average daily net assets.       average daily net assets.
  Fred Alger Management Inc.
  is the sub-investment
  adviser.
----------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Corporation is the investment adviser of the Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. As described below, The Dreyfus Corporation contracts with sub-investment advisers to assist in managing the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment advisory fees and sub-investment advisory fees for each portfolio are shown in the table below.

------------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER      INVESTMENT ADVISER FEE           SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------------
  DREYFUS STOCK INDEX FUND            Annual rate of 0.245% of the       Annual rate of 0.095% of the
                                      fund's average daily net           value of the fund's average
  Mellon Equity Associates is the     assets.                            daily net assets.
  sub-investment adviser.
------------------------------------------------------------------------------------------------------------
  THE DREYFUS SOCIALLY RESPONSIBLE    Annual rate of 0.75% of the        Annual rate of 0.10% of the
  GROWTH FUND, INC.                   fund's average daily net           first $32 million, 0.15% in
                                      assets.                            excess of $32 million up to
  NCM Capital Management Group, Inc.                                     $150 million, 0.20% in excess
  is the sub-investment adviser.                                         of $150 million up to $300
                                                                         million, 0.25% in excess of
                                                                         $300 million of the value of
                                                                         the fund's average daily net
                                                                         assets.
------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- GROWTH PORTFOLIO -- Service Class FIDELITY VARIABLE INSURANCE PRODUCTS FUND II -- CONTRAFUND(R)
PORTFOLIO -- Service Class
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III -- GROWTH OPPORTUNITIES PORTFOLIO -- Service Class

     Fidelity Management & Research ("FMR") is each fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the funds' business affairs.

Affiliates assist FMR with foreign investments. The daily investment advisory fee for each portfolio is shown in the table below.


     PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
   FIDELITY VARIABLE INSURANCE PRODUCTS          The fee is calculated by adding a group
   FUND -- GROWTH PORTFOLIO                      fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
                                                 result by the Fund's average net assets
                                                 throughout the month. The group fee rate
                                                 is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this Fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this Fund is 0.30% of the
                                                 Fund's average net assets.

   FIDELITY VARIABLE INSURANCE PRODUCTS FUND     The fee is calculated by adding a group
   II -- CONTRAFUND(R) PORTFOLIO                 fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
   Fidelity Management & Research (U.K.) Inc.    result by the Fund's average net assets
   and Fidelity Management & Research Far        throughout the month. The group fee rate
   East Inc. are the sub-investment advisers.    is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this Fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this Fund is 0.30% of the
                                                 Fund's average net assets.

   FIDELITY VARIABLE INSURANCE PRODUCTS FUND     The fee is calculated by adding a group
   III -- GROWTH OPPORTUNITIES PORTFOLIO         fee rate to an individual fee rate,
                                                 dividing by twelve, and multiplying the
   Fidelity Management & Research (U.K.) Inc.    result by the Fund's average net assets
   and Fidelity Management & Research Far        throughout the month. The group fee rate
   East Inc. are the sub-investment advisers.    is based on the average net assets of all
                                                 the mutual funds advised by FMR. This
                                                 group rate cannot rise above 0.52% for
                                                 this Fund, and it drops as total assets
                                                 under management increase. The individual
                                                 fee rate for this Fund is 0.30% of the
                                                 Fund's average net assets.

JANUS ASPEN SERIES

     Janus Aspen Series has several portfolios. The shares of four of the portfolios can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios. The daily investment advisory fee for each portfolio is shown in the table below.


                 PORTFOLIO                               INVESTMENT ADVISER FEE
  JANUS ASPEN SERIES -- AGGRESSIVE GROWTH      Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.

  JANUS ASPEN SERIES -- BALANCED PORTFOLIO     Annual rate of 0.65% of the portfolio's
                                               average daily net assets.


                 PORTFOLIO                               INVESTMENT ADVISER FEE
  JANUS ASPEN SERIES -- CAPITAL                Annual rate of 0.65% of the portfolio's
  APPRECIATION PORTFOLIO                       average daily net assets.

  JANUS ASPEN SERIES -- WORLDWIDE GROWTH       Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.

     The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:

     (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

     (2) more than 50% of the outstanding portfolio shares.

The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT L

     The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

     Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies and variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

     The investment objectives of each of the portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. A summary of the investment objective of each of the subaccounts available to you is found in the chart on pages 13-17. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.

        THE FUNDS' PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE
                        READ CAREFULLY BEFORE INVESTING

                     DETAILED INFORMATION ABOUT THE POLICY

     The Fund Value in MONY America Variable Account L and the Guaranteed Interest Account provide many of the benefits of your policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.

APPLICATION FOR A POLICY

     The policy design meets the needs of individuals by providing life insurance coverage on two Insureds. A death benefit is payable when the last surviving insured dies while the policy is in effect. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of MONY Securities Corporation ("MSC"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law and by MSC. A policy can be issued on the lives of two insureds, each of whom is no older than age 85 with evidence of insurability that satisfies the Company. Each insured's age is calculated as of his or her last birthday prior to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

     The minimum Specified Amount you may apply for is $100,000. Subsequent to issue, the minimum Specified Amount is also $100,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

     Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.

  Temporary Insurance Coverage

     If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend on your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. See
Premiums -- "Premium Flexibility," page 26.

     Coverage under the Temporary Insurance Agreement ends (except for contracts issued in Kansas) on the earliest of:

     - the Policy Release Date, if the policy is issued as applied for;

     - the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

     - no later than 90 days from the date the Temporary Insurance Agreement is signed;

     - the 45th day after the form is signed if the insureds have not finished the last required medical exam;

     - 5 days after the Company sends notice to you that it declines to issue any policy; and

     - the date you tell the Company that the policy will be refused.

     For contracts issued in Kansas, coverage under the Temporary Insurance Agreement ends on the earliest of:

     - the Policy Release Date, if the policy is issued as applied for;

     - the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

     - the date you tell the Company that the policy will be refused; and

     - the day written notice of the declination and refund of premium is provided to the applicant.

     If both insureds die during the period of temporary coverage, the death benefit will be:

        (1) The insurance coverage applied for (including any optional riders) up to $500,000,

           less

        (2) The deductions from premium and the monthly deduction due prior to the date of death of the last surviving insured.

     Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premium (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 4.5 % per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of:

          (1) The date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date; or

          (2) the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused; or

          (3) The date the Company sends notice to you declining to issue any policy on the insureds.

  Initial Premium Payment

     Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The scheduled premium payment is specified in your policy and must be paid in full when your policy is delivered. Your policy is effective the later of (1) acceptance and payment of the scheduled premium payment, or (2) the policy date requested in the application. Any premium balance remitted by you earns interest until the Right to Return Policy Period has ended. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 4.5% per year. When the Right to Return Policy Period ends, the premium, plus any interest credited by the Company, is allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to Examine a Policy -- Right to Return Policy Period," on page 26.)

  Policy Date

     The Company may approve the backdating of a policy. The policy may backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.

  Risk Classification

     Each insured is assigned to an underwriting (risk) class. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.

RIGHT TO EXAMINE A POLICY -- RIGHT TO RETURN POLICY PERIOD

     The Right to Return Policy Period runs for 10 days (or longer in certain states) after you receive the policy. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid.

PREMIUMS

     The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.

  Premium Flexibility

     The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon:

     1) The policy's Specified Amount,

     2) Any riders added to the policy, and

     3) Each insured's

          a) Age,

          b) Smoking status,

          c) Gender (unless unisex cost of insurance rates apply, see "Monthly Deductions From Fund Value -- Cost of Insurance," page 40), and

          d) Underwriting class.

The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

     The policy is guaranteed not to lapse during the first three policy years if on each monthly anniversary the conditions previously described in "Summary of the Policy" on page 2 are met. See also "Grace Period and Lapse," page 40.

  Scheduled Premium Payments

     When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments.

     You may elect to make monthly premium payments by the electronic funds transfer program. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid in cash before premiums may be paid by electronic funds transfer to the Company. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

     Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace Period and Lapse" in the Summary and on page 35.)

  Choice of Tests for Compliance with IRS Definition of Life Insurance

     When you apply for a policy, you will irrevocably choose which of two tests will be applied to your policy for compliance with the Federal income tax law definition of life insurance. These tests are the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 48. If the Guideline Premium/Cash Value Corridor Test is chosen, the premium payments that may be made relative to the policy may be limited.

GUARANTEED DEATH BENEFIT

     Generally, your policy remains in effect so long as your policy has Cash Value. Charges that maintain your policy are deducted monthly from Fund Value. The Cash Value of your policy is affected by,

          (1) the investment experience of any amounts in the subaccounts of MONY America Variable Account L,

          (2) the interest earned in the Guaranteed Interest Account, and

          (3) the deduction from Fund Value of the various charges, costs, and expenses imposed by the policy provisions.

This in turn affects the length of time your policy remains in force without the payment of additional premiums. Therefore, coverage will last as long as the Cash Value of your policy is sufficient to pay these charges. See "Grace Period and Lapse," page 40.

     When you apply for a policy, you may be able to choose the Guaranteed Death Benefit Rider. This Rider may extend the period that the Specified Amount of your policy and certain other rider coverages will remain in effect if the subaccounts suffer adverse investment experience. See "Guaranteed Death Benefit Rider," page 32. The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the State of Texas.

  Modified Endowment Contracts

     The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal Income Tax
Considerations -- Modified Endowment Contracts," page 49.

  Unscheduled Premium Payments

     Generally, you may make premium payments at any time and in any amount. However, if the premium payment you wish to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See

"Death Benefits Under the Policy," page 28 and "Federal Income Tax Considerations -- Definition of Life Insurance," page 48. However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

     Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be treated as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

  Premium Payments Affect the Continuation of the Policy

     If you skip or stop paying premiums, the policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace Period and Lapse." page 40.

     Your policy is guaranteed to remain in effect as long as:

          (a) The Cash Value is greater than zero, or

          (b) You have purchased the Guaranteed Death Benefit Rider and you have met all the requirements of that rider, or

          (c) During the first three policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first three policy years the increased minimum Monthly Premium requirements are satisfied for the remainder of the first three policy years.

ALLOCATION OF NET PREMIUMS

     Net premiums may be allocated to up to twenty of the twenty-five available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages and no allocation may be for less than 10% of a net premium. Allocation percentages must sum to 100%.

     You may change the allocation of net premiums at any time by submitting a proper written request to the Company's administrative office at 1740 Broadway, New York, New York, 10019. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Syracuse Operations Center at 1 MONY Plaza, Syracuse, New York, 13202. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone Transfer Privileges," page 59. Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective within seven days from receipt of notification.

     Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 10% limit on allocation percentages does not apply.

DEATH BENEFITS UNDER THE POLICY

     When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $100,000.

     As long as the policy is in effect, the Company will, upon proof of death of the surviving insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of:

          (1) The policy's death benefit, plus

          (2) Any insurance proceeds provided by rider, less

          (3) Any Outstanding Debt (and, if in the Grace Period, less any overdue charges).

DEATH BENEFIT OPTIONS

     You may select one of two death benefit Options: Option 1 or Option 2. Generally, you designate the death benefit option in your application. If no option is designated, the Company assumes Option 2 has been selected. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

     Option 1 -- The death benefit equals the greater of:

          (a) The Specified Amount, or

          (b) Fund Value multiplied by a death benefit percentage.

     The death benefit percentages vary according to the age of the younger insured and will be at least equal to the percentage defined in the Internal Revenue Code. The Internal Revenue Code addresses the definition of a life insurance policy for tax purposes. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 48. The death benefit percentage is 250% for insureds 40 or under, and it declines for older insureds. A table showing the death benefit percentages is in Appendix A to this prospectus and in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

     Option 2 -- The death benefit equals the greater of:

          (a) The Specified Amount of the policy, plus the Fund Value, or

          (b) The Fund Value multiplied by a death benefit percentage.

     The Fund Value used in these calculations is determined as of the date of the insured's death. The death benefit percentage is the same as that used for Option 1 and is stated in Appendix A. The death benefit in Option 2 will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

     The Fund Value used in these calculations is the value as of the date of the surviving insured's death.

  Examples of Options 1 and 2

     The following examples demonstrate the determination of death benefits under Options 1 and 2. The examples show three policies with the same Specified Amount, but Fund Values that vary as shown. It is assumed that both insureds are age 35, standard class, non-smoker at issue. It is also assumed that the last surviving insured (also the youngest insured) is age 70 when he or she dies and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                          CASH VALUE ACCUMULATION TEST

                                                             POLICY 1    POLICY 2    POLICY 3
                                                             --------    --------    --------
Specified Amount...........................................  $100,000    $100,000    $100,000
Fund Value on Date of Last Surviving Insured's Death.......  $ 35,000    $ 60,000    $ 90,000
Death Benefit Percentage...................................     183.6%      183.6%      183.6%
Death Benefit under Option 1...............................  $100,000    $110,160    $165,240
Death Benefit under Option 2...............................  $135,000    $160,000    $190,000

Option 1, Policy 1: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 X 183.6% = $64,260).

Option 1, Policy 2 & 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($60,000 X 183.6% = $110,160 for Policy 2; $90,000 X 183.6% = $165,240 for Policy 3) is greater than the Specified Amount ($100,000).

Option 2, Policy 1: The death benefit equals $135,000 since the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000) is greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 183.6% = $64,260).

Option 2, Policy 2: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $60,000 = $160,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($60,000 X 183.6% = $110,160).

Option 2, Policy 3: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $90,000 = $190,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($90,000 X 183.6% = $165,240).

                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                                                             POLICY 1    POLICY 2    POLICY 3
                                                             --------    --------    --------
Specified Amount...........................................  $100,000    $100,000    $100,000
Fund Value on Date of Last Surviving Insured's Death.......  $ 35,000    $ 60,000    $ 90,000
Death Benefit Percentage...................................       115%        115%        115%
Death Benefit under Option 1...............................  $100,000    $100,000    $103,500
Death Benefit under Option 2...............................  $135,000    $160,000    $190,000

Option 1, Policies 1 & 2: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 X 115% = $40,250 for Policy 1; $60,000 X 115% = $69,000 for Policy 2).

Option 1, Policy 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($90,000 X 115% = $103,500 for Policy 3) is greater than the Specified Amount ($100,000).

Option 2, Policy 1: The death benefit equals $135,000 since the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000) is greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 115% = $40,250).

Option 2, Policy 2: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $60,000 = $160,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($35,000 X 115% = $69,000).

Option 2, Policy 3: The death benefit is the Specified Amount plus the Fund Value ($100,000 + $90,000 = $190,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($90,000 X 115% = $103,500).

The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.

  Changes in Death Benefit Option

     You may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1. You may make a change by sending a written request to the Company's administrative office. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

     If you change from Option 1 to Option 2 your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total death benefit will not change immediately. The change to Option 2 will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

     If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total death benefit will not change immediately. The change to Option 1 will affect the determination of the death benefit from that point on. The death benefit will equal the Specified Amount (or if higher, the Fund Value multiplied by the death benefit percentage). The change to Option 1 will generally reduce the death benefit payable in the future.

     A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Monthly Deductions From Fund Value -- Cost of Insurance," page 40. If the policy's death benefit is not based on the death benefit percentage under Option 1 or 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age.

CHANGES IN SPECIFIED AMOUNT

     You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be made at any time after the policy is issued. Increases in Specified Amount are not permitted on or after the older insured's age 85. Increases are also not permitted if monthly deductions are being waived under the Waiver of Monthly Deduction Rider or premiums are being waived under the Waiver of Specified Premiums Rider. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on
(1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of change. Changing the Specified Amount could affect the subsequent level of policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

     To increase or decrease the Specified Amount, send a written application to the Company's administrative office. It will become effective on the monthly anniversary day on or next following the

Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request.

  Increases

     An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company.

     When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and Deductions," page 38. In addition, the surrender charge associated with your policy will increase. The surrender charge for the increase is computed in a similar way as for the original Specified Amount. The Minimum Monthly Premium and the required premiums under the Guaranteed Death Benefit Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.

     If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) second to each coverage segment in order of the increases.

  Decreases

     Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied:

          (1) To reduce the coverage segments of Specified Amount associated with the most recent increases, then

          (2) To the next most recent increases successively, and last

          (3) To the original Specified Amount.

A decrease will not be permitted if the Specified Amount would fall below $100,000.

     The Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If you have a Guaranteed Death Benefit Rider, it will be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

     The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

          (1) Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy, or

          (2) To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your policy.

If a requested change is not approved, we will send you a written notice of our decision. See "Federal Income Tax Considerations -- Definition of Life Insurance," page 48.

GUARANTEED DEATH BENEFIT RIDER

     When you apply for your policy you may choose to apply for the Guaranteed Death Benefit Rider. This rider provides under certain circumstances a death benefit (equal to the Specified Amount only of your policy) and may keep certain rider coverages in effect, even if the Cash Value of the policy is zero on any monthly anniversary date.

     In order to remain in effect, the Guaranteed Death Benefit Rider requires that you have paid a certain amount of premiums during the time that the Rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will automatically end. In addition, this rider will automatically end at the later of the younger insured's age 70 or ten years from the policy date ("Guarantee Period"). An extra charge will be deducted from your Fund Value each month during the Guarantee Period. This charge will end at the conclusion of the Guarantee Period, and it will end if on any monthly anniversary date you have not paid the amount of premiums the rider requires you to pay. See "Guaranteed Death Benefit," page 27.

     On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider in effect. To remain in effect, we make two calculations.

     The first calculation shows the net premiums you have paid. We

     (1) total the actual premiums you have paid for the policy, and

     (2) subtract the amount of:

          (a) partial surrenders (and associated fees and surrender charges), and

          (b) outstanding debt

     The second calculation shows the amount of premiums the rider required you to pay. We

     (1) take the Monthly Guarantee Premium specified by the policy and

     (2) multiply it by the number of complete months since the policy date.

If the net premiums you have paid equals or exceeds the amount of premiums the rider required you to pay, the rider remains in effect until the next monthly anniversary date. If the amount of premiums the rider required you to pay exceeds the net premiums you have paid, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required, the Guarantee Period, and therefore the Rider, will end. Once ended, the Rider can not be reinstated.

     The grace period for this Rider is explained in the section called "Grace Period and Lapse -- If Guaranteed Death Benefit Is in Effect" on page 41.

     It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the scheduled premium payments for your policy. (See Appendix C.)

OTHER OPTIONAL INSURANCE BENEFITS

     Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. Optional insurance benefits are added when you apply for your policy. These other optional benefits are added to your policy by an addendum called a rider. A charge is deducted monthly from the Fund Value for each optional benefit added to your policy. See "Charges and Deductions," page 38. You can cancel these benefits at any time. Certain restrictions may apply and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. See "Federal Income Tax
Considerations -- Modified Endowment Contracts," page 49. An insurance agent authorized to sell the policy can describe these extra benefits further. Samples of the provisions are available from the Company upon written request.

     From time to time we may make available riders other than those listed below. Contact an insurance agent authorized to sell the policy for a complete list of the riders available.

  Waiver of Monthly Deduction Rider

     This rider provides for the waiver of certain charges while the selected insured has a covered disability and the policy is in effect. While the selected insured is disabled, no deductions are made for (1) monthly administrative charges, (2) per $1,000 Specified Amount charges, (3) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. This rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider. However, the cumulative Minimum Monthly Premium requirement does not change during the covered disability. It remains fixed at the level at the beginning of the disability.

  Waiver of Specified Premiums Rider

     This rider provides for the waiver of the monthly specified premiums (shown on the rider) while the selected insured has a covered disability and the policy is in effect. The specified premiums will be added to the Fund Value on each monthly anniversary. Net premiums will be allocated among the subaccounts and the Guaranteed Interest Account according to your most recent instructions. This rider does not waive the monthly deductions of your policy nor does it waive the payment of premiums required by the Guaranteed Death Benefit Rider.

  Four Year Term Insurance Rider

     This benefit provides non-renewable, non-convertible term insurance. The insurance is payable if the second death occurs within the first four policy years. If the policy owner makes any changes to the Specified Amount, the amount of this rider will be adjusted.

  Option to Split Policy

     This benefit provides that the policy may be split into two other individual life insurance policies within the 6 month period following:

     - Certain major changes in Federal income tax laws

     - Divorce (if the insureds are married when the policy is issued)

     - Business dissolution (if the insureds are employees of one organization at the time the policy is issued).

Evidence of insurability at the time the option is exercised will not be required if as a result of a tax law change, but will be required in all other instances. Certain conditions, as described in the policy, must be met before this option can be exercised. This benefit is guaranteed by the Guaranteed Death Benefit Rider. There is no charge for this benefit. This benefit is not available in all states.

BENEFITS AT MATURITY AND MATURITY EXTENSION RIDER

     If one or both of the insureds is living on the maturity date, the Company will pay to the policy owner the Cash Value of the policy. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments," page 58. At your option, payment of the benefit may be deferred until the date of the last surviving insured's death (Maturity Extension Rider). Death proceeds payable immediately after the maturity date equal the Cash Value of the policy multiplied by the death benefit percentage at the younger insured's age 100. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

     Please refer to the policy for additional information on the Maturity Extension Rider.

POLICY VALUES

  Fund Value

     The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and any Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.

     On each Business Day, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value," page 35. No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.

  Cash Value

     The Cash Value of the policy equals the Fund Value less any surrender charge less any Outstanding Debt. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge and any Outstanding Debt. Once the surrender charge expires, the Cash Value equals the Fund Value less any Outstanding Debt.

DETERMINATION OF FUND VALUE

     Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

     - Payment of premiums.

     - Amount held in the Loan Account to secure any Outstanding Debt.

     - Partial surrenders.

     - The charges assessed in connection with the policy.

     - Investment experience of the subaccounts.

     - Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and cash values to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

     The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

     - The investment income.

     - Realized and unrealized capital gains and losses.

     - Expenses of a portfolio including investment adviser fees.

     - Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. However, the Company, on behalf of MONY America Variable Account L, may elect otherwise. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

     Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating Unit Values for Each Subaccount," on page 36.) On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

     Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

     - Make partial surrenders.

     - Make full surrenders.

     - Transfer amounts from a subaccount (including transfers to the loan account).

     - Pay the death benefit when the last surviving insured dies.

     - Pay monthly deductions from the policy's Fund Value.

     - Pay policy transaction charges.

     - Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

     Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's administrative office. If the premium or request reaches the administrative office on a day that is not a Business Day, or after the close of business on a Business Day (after 4:00 Eastern Time), the transaction date will be the next Business Day. All policy transactions are performed as of a Business Day. If a transaction date or monthly anniversary day occurs on a day other than a Business Day (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

     The Company calculates the unit value of a subaccount on any Business Day as follows:

          (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Business Day. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

          (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

          (3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily Deductions From the Variable Account -- Mortality and Expense Risk Charge," page 44. If the previous day was not a Business Day, then the charge is adjusted for the additional days between valuations.

          (4) Divide the resulting amount by the number of units held in the subaccount on the Business Day before the purchase or redemption of any units on that date.

The unit value of each subaccount on its first Business Day was set at $10.00.

DETERMINING FUND VALUE

[FUND VALUE FLOW CHART]

TRANSFER OF FUND VALUE

     You may transfer Fund Value among the subaccounts after the Right to Return Policy Period by sending a proper written request to the Company's administrative office. Transfers may be made by telephone if you have proper authorization. See "Telephone Transfer Privileges," page 62. Currently, there are no limitations on the number of transfers between subaccounts. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace Period and Lapse," page 40. No charges are currently imposed upon these transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers and to discontinue telephone transfers.

     After the Right to Return Policy Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account," page 55.

RIGHT TO EXCHANGE POLICY

     During the first 24 months following the policy date, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a last survivor flexible premium universal life policy. See "The Guaranteed Interest Account," page 55. No charge is imposed on the transfer when you exercise the exchange privilege.

POLICY LOANS

     You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a proper written request to the Company's administrative office. You may take a loan any time your policy has a positive Cash Value. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

     Loan interest is payable in arrears on each policy anniversary at an annual rate which varies by the number of years since your policy was issued. For the first ten policy years, the loan rate is 5.25%. After the tenth policy anniversary, the loan rate is 4.75%. Interest on the full amount of any Outstanding Debt is due on the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

     You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

     When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. The request for a loan will not be accepted if (1) you do not specify the source of the transfer, or (2) if the transfer instructions are incorrect. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the loan account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.

     The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by us.

     The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 4.5%.

     Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments. In addition,

Fund Value in the Loan Account in excess of the outstanding loan is treated differently. The treatment depends on (1) whether when the loan was made, Fund Values were transferred from the subaccounts or the Guaranteed Interest Account, and (2) whether or not loan interest due is paid when due or the amount of the interest is added to the loan ("capitalized"). If the loan is from the subaccounts and loan interest is capitalized, this excess offsets the amount that must be transferred from the subaccounts to the Loan Account on the policy anniversary. If the loan is from the Guaranteed Interest Account and loan interest is capitalized, this excess is allocated back to the Guaranteed Interest Account. The allocation back is on a monthly basis proportionately to all interest crediting generations from which the loan was taken.

     Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the last surviving insured, or the value paid upon surrender or maturity.

     Outstanding Debt may affect the length of time the policy remains in effect. After the third policy anniversary, your policy will lapse when:

          (1) Cash Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and

          (2) The minimum payment required is not made during the grace period.

Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if total premiums received less (1) any partial surrenders and their fees, and (2) Outstanding Debt do not exceed the premiums required under that Rider. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy or Rider in effect. See "Grace Period and Lapse," page 40.

     A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal Income Tax Considerations," page 48.

FULL SURRENDER

     You may fully surrender your policy at any time during the lifetime of either or both insured. The amount received for a full surrender is the policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt.

     You may surrender your policy by sending a written request together with the policy to the Company's administrative office. The proceeds will be determined as of the end of the valuation period during which the request for surrender is received. You may elect to (1) have the proceeds paid in cash, or
(2) apply the proceeds under a payment plan offered under your policy. See "Payment Plan, Settlement Provisions," page 58. For information on the tax effects of surrender of a policy, see "Federal Income Tax Considerations," page 48.

PARTIAL SURRENDER

     With a partial surrender, you obtain a part of the Cash Value of your policy without having to surrender the policy in full. You may request a partial surrender at any time. The partial surrender will take effect on (1) the business day that we receive your request at our administrative office, or (2) on the next business day if that day is not a business day. There is currently no limit on the number of partial surrenders allowed in a policy year.

     A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Cash Value must be at least $500 after the partial surrender. If you have taken a loan on your policy, the amount of the partial surrender is limited so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value after the partial surrender.

     You may make a partial surrender by submitting a proper written request to the Company's administrative office. As of the effective date of any partial surrender, your Fund Value and Cash Value are reduced by the amount surrendered (plus the applicable fee). You allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account for your partial surrender. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the last surviving insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

     When you make a partial surrender and you selected death benefit Option 1, the Specified Amount of your policy is decreased by the amount of the partial surrender (excluding its fee). If you selected death benefit Option 2, a partial surrender will not change the Specified Amount of your policy. However, if the death benefit is not equal to the Fund Value times a death benefit percentage, the death benefit will be reduced by the amount of the partial surrender. Under either death benefit Option, if the death benefit is based on the Fund Value times the applicable death benefit percentage, the death benefit may decrease by an amount greater than the partial surrender. See "Death Benefits under the Policy," page 28.

     There is a fee for each partial surrender of $10.

     For information on the tax treatment of partial surrenders, see "Federal
Income Tax Considerations," page   .

GRACE PERIOD AND LAPSE

     Your policy will remain in effect as long as:

          (1) It has a Cash Value, and

          (2) You have purchased the Guaranteed Death Benefit Rider, and you have met all the requirements of that rider, and

          (3) You make any required additional premium payments during a 61-day Grace Period.

  Special Rule for First Three Policy Years

     During the first three policy years, your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

     - Your policy's Cash Value is greater than zero, or

     - The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to

        - The Minimum Monthly Premium times the number of months your policy has been in effect.

     If the insufficiency occurs at any other time, your policy may be at risk of lapse depending on whether or not a Guaranteed Death Benefit Rider is in effect.

     See the explanation below.

  If Guaranteed Death Benefit Rider Is Not in Effect

     To avoid lapse if (1) the Cash value is insufficient to pay the current Monthly Deduction, and (2) the Guaranteed Death Benefit Rider is not in effect, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid, loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

     We will reject any payment if is means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

     If the Cash Value of your policy will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first three policy years, if the Cash Value of the policy is less than zero, you must pay:

          (1) The Minimum Monthly Premium not paid, plus

          (2) One succeeding Minimum Monthly Premium.

After the third policy anniversary, the payment required is:

          (1) The monthly deduction not paid, plus

          (2) Two succeeding monthly deductions plus by the amount of the deductions from premiums for various taxes and sales charges.

(See "Charges and Deductions -- Deductions from Premiums," page 44). The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made in according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the last surviving insured dies during the grace period, the death benefit proceeds will equal:

          (1) The amount of the death benefit immediately prior to the start of the grace period, reduced by

          (2) Any unpaid monthly deductions and any Outstanding Debt.

  If Guaranteed Death Benefit Rider Is in Effect

     The Specified Amount of your policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any monthly anniversary day if:

          (1) A Guaranteed Death Benefit Rider is in effect, and

          (2) The test for continuation of the guarantee period has been met.

See "Guaranteed Death Benefit Rider," page 32.

     While the Guaranteed Death Benefit Rider is in effect, the Fund Value of your policy may be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume.

  Reinstatement

     We will reinstate a lapsed policy at any time:

          (1) Before the maturity date, and

          (2) Within five years after the monthly anniversary day which precedes the start of the grace period.

     To reinstate a lapsed policy we must also receive:

          (1) A written application from you

          (2) Evidence of insurability of both insureds that is satisfactory to us

          (3) Payment of all monthly deductions that were due and unpaid during the grace period

          (4) Payment of an amount at least sufficient to keep your policy in effect for one month after the reinstatement date

          (5) Payment or reinstatement of any debt on the policy anniversary at the start of the grace period

          (6) Payment of interest on debt reinstated from the beginning of the grace period to the end of the grace period at the rate that applies to policy loans on the date of reinstatement

     When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

          (1) The surrender charge will be equal to the surrender charge that would have existed had your policy been in effect since the original policy date.

          (2) The Fund Value will be reduced by the decrease, if any, in the surrender charge during the period that the policy was not in effect.

          (3) Any Outstanding Debt on the date of lapse will also be reinstated.

          (4) No interest on amounts held in our loan account to secure Outstanding Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.

                             CHARGES AND DEDUCTIONS

     The following chart summarizes the current charges and deductions under the policy:
--------------------------------------------------------------------------------
                            DEDUCTIONS FROM PREMIUMS

-----------------------------------------------------------------------------------------------
     Sales Charge -- Varies based on policy         First 10 policy years -- 6% of premiums
     year. It is a % of premium paid                paid up to Target Premium and 3% if premium
                                                    paid in excess of Target Premium.
                                                    Years 11 and later -- 3% of all premiums.
-----------------------------------------------------------------------------------------------

     Tax Charge                                     State and local -- 2.25%
                                                    Federal -- 1.5%
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L
--------------------------------------------------------------------------------

     Mortality & Expense Risk Charge -- Maximum    .35% of subaccount value (0.000959% daily)
     Annual Rate
----------------------------------------------------------------------------------------------
                              MONTHLY DEDUCTIONS FROM FUND VALUE
----------------------------------------------------------------------------------------------
     Cost of Insurance Charge                      Current cost of insurance rate x net amount
                                                   at risk at the beginning of the policy
                                                   month
----------------------------------------------------------------------------------------------

     Administrative Charge -- Monthly              $7.50
----------------------------------------------------------------------------------------------

     Monthly per $1,000 Specified Amount Charge    See Appendix B. This charge applies for the
     Based on issue age of the younger insured     first 10 policy years (or for 10 years from
     smoking Status and Specified Amount.          the date of any increase in Specified
                                                   Amount)
----------------------------------------------------------------------------------------------

     Guaranteed Death Benefit Charge               $0.01 per $1,000 of Specified Amount and
     Monthly Charge for Guaranteed Death Benefit   certain Rider amounts. Please note that the
     Rider (Guaranteed Death Benefit Rider is      Rider requires that at least the amount of
     not available in all states)                  premiums set forth in the policy itself be
                                                   paid in order to remain in effect.
----------------------------------------------------------------------------------------------
     Optional Insurance Benefits Charge            As applicable.
     Monthly Deduction for any other optional
     insurance Benefits added by rider.
----------------------------------------------------------------------------------------------

     Transaction and Other Charges
     - Partial Surrender Fee                       $10

     - Transfer of Fund Value                      $25 maximum per transfer(1)
     (at Company's Option)
----------------------------------------------------------------------------------------------

     Surrender Charge                              See the discussion of Surrender Charge on
     Grades from 100% to 0 over 11 years based     page 46 for grading schedule.
     on a schedule. Factors per $1,000 of
     Specified Amount vary based on issue age,
     gender, and underwriting class.
----------------------------------------------------------------------------------------------

(1)  Currently no charge on any transfers.

     The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY America Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY America Variable Account L and from the policy's Fund Value.

DEDUCTIONS FROM PREMIUMS

     Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.

Sales Charge --              This charge varies based on a target premium. The
                             target premium is actuarially determined based upon the Specified Amount of the policy and the age, gender, underwriting class and smoking status of each of the insureds. The target premium is established at issue, and will be adjusted if the Specified Amount is increased or decreased. The charge is a percent of each premium paid.

                             First 10 policy years -- 6% of premiums paid up to target premium and 3% of premium paid in excess of target premium in that year.

                             Years 11 and later -- 3% of all premiums.

     You should refer to your policy to determine the amount of the target premium.

     The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amount indirectly derived from the charge for mortality and expense risks and mortality gains.

Tax Charge --                State and local premium tax -- currently 2.25%;
                             Federal tax for deferred acquisition costs of the Company -- currently 1.5%

     All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. The Company currently deducts an amount equal to 2.25% of each premium to pay applicable premium taxes. Currently, these taxes range from 0% to 4%. We do not expect to profit from this charge.

     The 1.5% current charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC Section 848 resulting from the receipt of premium payments.

     We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L

     A charge is deducted daily from each subaccount of MONY America Variable Account L for the mortality and expense risks assumed by the Company.

Mortality and Expense Risk
  Charge --                  Maximum of .000959% of the amount in the
                             subaccount, which is equivalent to an annual rate of .35% of subaccount value.

     This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

     This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.

MONTHLY DEDUCTIONS FROM FUND VALUE

     A charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:

Cost of Insurance --         This charge compensates us for the anticipated cost
                             of paying death benefits in excess of Fund Value to insureds' beneficiaries. The amount of the charge is equal to a current cost of insurance rate multiplied by the net amount at risk under the policy at the beginning of each policy month. Here, net amount at risk equals the death benefit payable at the beginning of the policy month less the Fund
                             Value at that time.

     The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table D applies.) These rates are based on the age and underwriting class of each insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex rates apply to policies issued for delivery in the State of Montana. As of the date of this prospectus, we charge "current rates" that are lower (i.e.. less expensive) than the guaranteed rates. We may change current rates in the future. Like the guaranteed rates, the current rates also vary with the age, gender, smoking status, and underwriting class of each insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of each insured.

     If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).

Administrative Charge --     $7.50 per month

     This charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $7.50. We do not expect to profit from this charge.

Monthly per $1,000
   Specified Amount
   Charge --                 This charge applies for the first 10 years
                             following the issuance of the policy or an increase in the Specified Amount. The charge is made per $1,000 of Specified Amount based on issue age of the younger insured, smoking status and Specified
                             Amount. The monthly per $1,000 factors are shown in Appendix B.

Guaranteed Death Benefit
   Charge --                 If you elect the Guaranteed Death Benefit Rider,
                             you will be charged $0.01 per $1,000 of policy
                             Specified Amount and certain Rider
                             amounts per month during the term of the Guaranteed
                             Death Benefit Rider. This charge is guaranteed never to exceed this amount.

Optional Insurance Benefits
   Charge --                 A monthly deduction for any other optional
                             insurance benefits added to the policy by rider.

Surrender Charge --          The Company will assess a surrender charge against
                             Fund Value upon a surrender of all or part of the
                             policy. The surrender charge is based on a factor
                             per $1,000 of initial Specified Amount (or upon an
                             increase in Specified amount) and grades from 100%
                             to zero over 11 years based on a schedule. The
                             factors per $1,000 vary by issue age, gender, and
                             underwriting class. The grading percentages (as
                             shown below) vary based on number of full years
                             since the Policy was issued (or since the increase
                             in Specified Amount). The maximum level of
                             surrender charge is $53.31 per $1,000 of Specified
                             Amount.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     POLICY YEAR                                     PERCENT
----------------------------------------------------------------------------------------------
                          1                                           100%
----------------------------------------------------------------------------------------------
                          2                                            90
----------------------------------------------------------------------------------------------
                          3                                            80
----------------------------------------------------------------------------------------------
                          4                                            70
----------------------------------------------------------------------------------------------
                          5                                            60
----------------------------------------------------------------------------------------------
                          6                                            50
----------------------------------------------------------------------------------------------
                          7                                            40
----------------------------------------------------------------------------------------------
                          8                                            30
----------------------------------------------------------------------------------------------
                          9                                            20
----------------------------------------------------------------------------------------------
                         10                                            10
----------------------------------------------------------------------------------------------
                    11 and later                                        0
----------------------------------------------------------------------------------------------

SURRENDER CHARGE

     The surrender charge is a contingent deferred load. It is a contingent load because it is assessed only if the policy is surrendered or if the policy lapses. It is a deferred load because it is not deducted from the premiums paid. The purpose of the surrender charge is to reimburse us for some of the expenses of distributing the policies.

Effect of Changes in
   Specified Amount on
   the Surrender Charge --   The surrender charge will increase when a new
                             coverage segment of Specified Amount is created due to a requested increase in coverage. The surrender charge related to the increase will be computed in the same manner as the surrender charge for the original Specified Amount. It will reduce over the 11-year period following the increase. The new surrender charge for the policy will equal:

                             (1) The remaining part of the surrender charge for the original Specified Amount, plus

                             (2) The surrender charge related to the increase.

                             Decreases in Specified Amount have no effect on surrender charges.

CORPORATE PURCHASERS

     The policy is available for purchase by individuals, trusts, corporations and other organizations. Corporate or other group or sponsored arrangements purchasing one or more policies may receive a reduction in charges. The Company may reduce the amount of the sales charge, surrender charge, or other charges where the expenses associated with the policy or policies are reduced. Sales, underwriting or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement, from the amount of the initial premium payment or payments, or the amount of projected premium payments.

TRANSACTION AND OTHER CHARGES

     - Partial Surrender Fee -- $10

     - Transfer of Fund Value -- $25 (at option of the Company) currently $0

     The partial surrender fee is guaranteed not to exceed $10. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers. This would include telephone transfers, if we permit them.

     We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Charge for Company Income Taxes," page 52.

     We will bear the direct operating expenses of MONY America Variable Account
L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.

FEES AND EXPENSES OF THE FUNDS

     The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio and are set forth on page 4. Their Boards govern the Funds. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.

GUARANTEE OF CERTAIN CHARGES

     We guarantee that certain charges will not increase. This includes:

          (1) Mortality and expense risk charge.

          (2) Administrative charge.

          (3) Per $1,000 Specified Amount charge.

          (4) Sales charge.

          (5) Guaranteed cost of insurance rates.

          (6) Surrender charge.

          (7) Partial surrender fee.

     Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in:

          (1) Future expectations with respect to investment earnings,

          (2) Mortality,

          (3) Length of time policies will remain in effect,

          (4) Expenses, and

          (5) Taxes.

     In no event will they exceed the guaranteed rates defined in the policy.

                               OTHER INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

     The following provides a general description of the federal income tax considerations relating to the policy. This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. This discussion is not intended as tax advice. Tax laws are very complex and tax results will vary according to your individual circumstances. A person considering the purchase of the policy may need tax advice. It should be understood that these comments on federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the policy. Special rules that are not discussed here may apply in certain situations. We make no representation as to the likelihood of continuation of federal income tax or estate or gift tax laws or of the current interpretations of the IRS or the courts. Future legislation may adversely affect the tax treatment of life insurance policies or other tax rules that we describe here or that relate directly or indirectly to life insurance policies. Our comments do not take into account any state or local income tax considerations that may be involved in the purchase of the policy.

  Definition of Life Insurance

     Under section 7702 of the Internal Revenue Code (the "Code"), a policy will be treated as a life insurance policy for federal tax purposes if (a) a policy is considered to be life insurance under applicable law and (b) one of two alternate tests are met. The two alternative tests are:

          (1) "Cash Value Accumulation Test"

          (2) "Guideline Premium/Cash Value Corridor Test"

     When you apply for a policy you will irrevocably choose which of these two tests will be applied to your policy.

     If your policy is tested under the Guideline Premium/Cash Value Corridor Test. This test provides for, among other things:

          (1) A maximum allowable premium per thousand dollars of death benefit, known as the "guideline annual premium," and

          (2) A minimum ongoing "corridor" of death benefit in relation to the Fund Value of the policy, known as the "death benefit percentage."

See Appendix A, for a table of the Guideline Premium/Cash Value Corridor Test factors. If your policy is tested under the Cash Value Accumulation Test, a table of factors will be shown in your policy.

     We believe that the policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the beneficiary (whether the beneficiary is a corporation, individual or other entity) under Section 101 (a) (1) of the Code for purposes of the regular federal income tax. You generally should not be considered to be in constructive receipt of the cash values under the policy until a full surrender, maturity of the policy, or a partial surrender. In addition, certain policy loans may be taxable in the case of policies that are modified endowment contracts. Prospective policy owners that intend to use policies to fund deferred compensation arrangements for their employees are urged to consult their tax advisors with respect to the tax consequences of such arrangements. Prospective corporate owners should consult their tax advisors about the treatment of life insurance in their particular circumstances for purposes of the alternative minimum tax applicable to corporations.

  Tax Treatment of Policies

     The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium." Generally, the "seven-pay premium" is the level annual premium, which if paid for each of the first seven years, will fully pay for all future death and endowment benefits under a contract.

Example:  "Seven-pay" premium = $1,000
         Maximum premium to avoid "modified endowment" treatment = First year -- $1,000
         Through first two years -- $2,000
         Through first three years -- $3,000 etc.

Under this test, a policy may or may not be a modified endowment contract. The outcome depends on the amount of premiums paid during each of the policy's first seven contract years. Changes in benefits may require testing to determine if the policy is to be classified as a modified endowment contract. A modified endowment contract is treated differently for tax purposes then a conventional life insurance contract.

  Conventional Life Insurance Policies

     If a policy is not a modified endowment contract distributions are treated as follows. Upon a full surrender or maturity of a policy for its Cash Value, the excess if any, of the Cash Value plus Outstanding Debt minus the cost basis under a policy will be treated as ordinary income for federal income tax purposes. A policy's cost basis will usually equal the premiums paid less any premiums previously recovered through partial surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all the cash received through partial surrenders in the first 15 policy years is paid out of the income of the policy and therefore subject to income tax. Cash distributed to a policy owner on partial surrenders occurring more than 15 years after the policy date will be taxable as ordinary income to the policy owner to the extent that it exceeds the cost basis under a policy.

     We believe that loans received under policies that are not modified endowment contracts will be treated as indebtedness of the owner. Thus, no part of any loan under the policy will constitute income to the owner until the policy matures, unless the policy is surrendered before it matures. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a policy that is not a modified endowment contract may be deductible. Deductibility will be subject to several limitations, depending upon (1) the use to which the proceeds are put and (2) the tax rules applicable to the policy owner. If, for example, an individual who uses the proceeds of a loan for business or investment purposes, may be able to deduct all or part of the interest expense. Generally, if an individual uses the policy loan for personal purposes, the interest expense is not deductible. The deductibility of loan interest (whether incurred under a policy loan or other indebtedness) also may be subject to other limitations.

     For example, the interest may be deductible to the extent that the interest is attributable to the first $50,000 of the Outstanding Debt where:

     - The interest is paid (or accrued by an accrual basis taxpayer) on a loan under a policy, and

     - The policy covers the life of an officer, employee, or person financially interested in the trade or business of the policy owners.

     Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.

  Modified Endowment Contracts

     Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the policy, the policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the policy. (The investment in the policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and policy loans the policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the policy. The amount allocated to income is the amount by which the Fund Value of the policy exceeds investment in the policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if:

          (1) The policies are purchased from any one insurance company (including the Company), and

          (2) The purchases take place during a calendar year.

The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

     Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received:

          (1) When the taxpayer is at least 59 1/2 years old;

          (2) Which is attributable to the taxpayer becoming disabled; or

          (3) Which is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

     A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the policy being classified as a modified endowment contract.

     It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as conventional life insurance contracts (see "Federal Income Tax Considerations -- Conventional Life Insurance Policies," page 49.)

  Reasonableness Requirement for Charges

     The tax law also deals with allowable mortality costs and other expenses used in the calculations to determine whether a contract qualifies as life insurance for income tax purposes. For policies entered into on or after October 21, 1988, the calculations must be based upon, (1) reasonable mortality charges, and (2) other charges reasonably expected to be paid. The Treasury Department is expected to declare regulations governing reasonableness standards for mortality charges. We believe our mortality costs and other expenses used in these calculations meet the current requirements. It is possible that future regulations will contain standards that would require us to modify our mortality charges for these calculations. We reserve the right to make modifications to retain the policy's qualification as life insurance for federal income tax purposes.

  Riders, Policy Changes, and Transfers

     Certain benefits permit the splitting of the policy into two other individual policies upon:

     - Divorce

     - Business Dissolution

     - Certain changes in the Federal estate tax law

The splitting of a policy could have adverse tax consequences. Consequences include, but are not limited to, the recognition of taxable income in an amount up to any gain in the policy at the time of the split.

     In order for the Beneficiary to receive certain tax treatment discussed in the previous sections above, the policy must initially qualify and continue to qualify as life insurance under Sections 7702 and 817(h) of the Code. To qualify the policy as life insurance for tax purposes the Company may:

     - Make changes in the policy or Riders, or

     - Make distributions from the policy to the extent considered necessary.

Any such change will uniformly apply to all policies that are affected. The policy owner will be given advance notice of such changes.

     Special tax rules may apply to the transfer of ownership of a policy. Consult a qualified tax adviser before any transfer of the policy.

  Other Employee Benefit Programs

     Complex rules may apply when a policy is held by an employer or a trust, or acquired by an employee, to provide for employee benefits. These policy owners also must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law. The lack of insurable interest may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes. It may also affect the right of the beneficiary to death benefits. Employers and employer-created trusts may be subject to reporting, disclosure, and fiduciary obligations under the Employee Retirement Income Security Act of 1974 (ERISA). The policy owner's legal advisor should be consulted to address these issues.

  Diversification Requirements

     To comply with regulations under Section 817(h) of the Code, each portfolio is required to diversify its investments. Generally, on the last day of each quarter of a calendar year,

          (1) No more than 55% of the value of the portfolio's assets can be represented by any one investment,

          (2) No more than 70% can be represented by any two investments,

          (3) No more than 80% can be represented by any three investments, and

          (4) No more than 90% can be represented by any four investments.

Securities of a single issuer generally are treated for purposes of Section 817(h) as a single investment. However, for this purpose, each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent guaranteed and insured) by the U.S. or by an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, as applicable.

     Currently, for federal income tax purposes, the portfolio shares underlying the policies are owned by the Company and not by you or any beneficiary. However, no representation is or can be made regarding the likelihood of the continuation of current interpretations by the IRS.

  Other

     Federal estate and gift and state and local estate, inheritance, and other tax consequences of ownership or receipt of policy proceeds depend on the jurisdiction and the circumstances of each owner or beneficiary.

     For complete information on federal, state, local and other tax considerations, a qualified tax advisor should be consulted.

               THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING
                          THE TAX STATUS OF ANY POLICY

CHARGE FOR COMPANY INCOME TAXES

     For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. This might become necessary if:

          (1) The tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be,

          (2) There are changes made in the federal income tax treatment of variable life insurance at the insurance company level, or

          (3) There is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes imposed by the states) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Account for any such taxes attributable to the Account.

VOTING OF FUND SHARES

     Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our will exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Funds in our own right if:

          (1) The Investment Company Act of 1940 or any regulations thereunder is amended, or

          (2) The present interpretation of the Act should change, and

          (3) As a result we determine that it is permitted to vote the shares of the Funds in our own right.

     The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

     If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY America Variable Account L and other separate accounts of the Company.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If Company does disregard voting instructions; a summary of that action and the reasons for such action will be included in the next report to policy owners.

REPORT TO POLICY OWNERS

     A statement will be sent at least annually to each policy owner setting forth:

          (1) A summary of the transactions which occurred since the last statement, and

          (2) Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

     Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.

SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

     The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

          (1) Shares of any or all of the portfolios of the Funds should no longer be available for investment or,

          (2) In the judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

     Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

     The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

          (1) Be operated as a management investment company under the Investment Company Act of 1940 or any other form permitted by law,

          (2) Be deregistered under that Act if such registration is no longer required, or

          (3) Be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.

CHANGES TO COMPLY WITH LAW

     The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.

                            PERFORMANCE INFORMATION

     We may advertise the performance of MONY America Variable Account L subaccounts. We will also report performance to policy owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

     Performance information may show the change in a policy owner's Fund Value in one or more subaccounts, or as a change in a policy owner's death benefit. Performance information may be expressed as a change in a policy owner's Fund Value over time or in terms of the average annual compounded rate of return on the policy owner's Fund Value. Such performance is based upon a hypothetical policy in which premiums have been allocated to a particular subaccount of the MONY America Variable Account L over certain periods of time that will include one, five and ten years, or from the commencement of operation of the subaccount of the MONY America Variable Account L if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming surrender at the end of the particular period. However, other quotations may simultaneously be given that do not assume surrender and do not take into account deduction of the surrender charge.

     Performance information for MONY America Variable Account L may be compared, in advertisements, sales literature, and reports to policy owners to:

          (1) Other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria, and

          (2) The Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a policy.

Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any subaccount of MONY America Variable Account L reflects only the performance of a hypothetical policy whose Fund Value is allocated to MONY America Variable Account L during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolios of the Funds in which MONY America Variable Account L invests. The market conditions during the given period of time should not be considered as a representation of what may be achieved in the future.

     We may also use non-standard performance in cases where we add new subaccounts which purchase shares of underlying funds in existence prior to the formation of such subaccounts. In such cases we will use the historical performance of the underlying fund with the current expenses of the applicable subaccount under the Contract.

                        THE GUARANTEED INTEREST ACCOUNT

     You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.

GENERAL DESCRIPTION

     Amounts allocated to the Guaranteed Interest Account become part of the General Account of Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

     You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, Company may in its sole discretion declare current interest in excess of the 4.5% annual rate. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%.)

     The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

DEATH BENEFIT

     The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The death benefit under Option 1 will be equal to the Specified Amount of the Policy or, if greater, Fund Value on the date of death of the last surviving insured multiplied by a death benefit percentage. Under Option 2, the Death Benefit will be equal to the Specified Amount of the Policy plus the Fund Value or, if greater, Fund Value on the date of death of the last surviving insured multiplied by a death benefit percentage. See "Death Benefits under the Policy," page 28.

POLICY CHARGES

     Deductions from premium, monthly deductions from the Fund Value, and surrender charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, per $1,000 of Specified Amount charge, the charge for any optional insurance benefits added by Rider, and the surrender charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

     You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.

TRANSFERS

     Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations.

     - Transfers to the Guaranteed Interest Account may be made at any time and in any amount.

     - Transfers from the Guaranteed Interest Account to the subaccounts are limited to one in any policy year.

     - Transfers from the Guaranteed Interest Account may only be made during the time period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Business Day. If it is not a Business Day, then at the close of business on the next day which is a Business Day. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

     Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future.

SURRENDERS AND POLICY LOANS

     You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had invested in the subaccounts. See "Full Surrender," page 39 and "Partial Surrender", page 40. Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.

                             MORE ABOUT THE POLICY

OWNERSHIP

     The policy owner is the individual named as such in the application or in any later change shown in the Company's records. While either or both of the insureds is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

  Joint Owners

     If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.

BENEFICIARY

     The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the last surviving insured, the policy owner or the policy owner's estate is the beneficiary.

     The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living when the last surviving insured dies to receive the proceeds.

  The Policy

     This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.

NOTIFICATION AND CLAIMS PROCEDURES

     Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

     If the last surviving insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the last surviving insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.

PAYMENTS

     Within seven days after the Company receives all the information needed for processing a payment, the Company will:

          (1) Pay death benefit proceeds,

          (2) Pay the Cash Value on surrender, partial surrenders and loan proceeds based on allocations made to the subaccounts, and

          (3) Effect a transfer between subaccounts or from the Variable Account to the Guaranteed Interest Account.

     However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

     - The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

     - An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.

PAYMENT PLAN/SETTLEMENT PROVISIONS

     Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. The monthly payments consisting of proceeds plus interest will be paid in equal installments for at least ten years. The purchase rates for the payment plan are guaranteed not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 per payment or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

PAYMENT IN CASE OF SUICIDE

     If either insured dies by suicide, (1) while sane or insane, (2) within two years from the policy date or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.

This provision may not be applicable in all states.

ASSIGNMENT

     You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal Income Tax Considerations", page 48.)

ERRORS ON THE APPLICATION

     If the age or gender of an insured has been misstated, the death benefit under this policy will be the greater of:

          (1) What would be purchased by the most recent cost of insurance charge at the correct age and gender, or

          (2) The death benefit derived by multiplying the Fund Value by the death benefit percentage for the correct age and gender.

If unisex cost of insurance rates apply, no adjustment will be made for a misstatement of gender. See "Monthly Deductions From Fund Value -- Cost of Insurance," page 45.

INCONTESTABILITY

     The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

          (1) The initial Specified Amount cannot be contested after the policy has been in force during an insured's lifetime for two years from the policy date; and

          (2) An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an insured's lifetime for two years from its effective date.

This provision may not be applicable in all states.

POLICY ILLUSTRATIONS

     Upon request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions.

DISTRIBUTION OF THE POLICY

     MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, is principal underwriter (distributor) of the policies. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The policies may also be sold through other broker/dealers authorized by MSC and applicable law to do so.

     Except where MSC has authorized other broker/dealers to sell the policies (as described in the preceding paragraph), compensation payable for the sale of the policies will be based upon the following schedule. After issue of the Contract, commissions will equal at most 50 percent of premiums paid up to a maximum amount. Thereafter, commissions will equal at most 3.0 percent of any additional premiums plus, on the sixth and each succeeding quarterly anniversary for so long as the policy shall remain in effect, an annualized rate of 0.15 percent of the Fund Value of the policy. Upon any subsequent increase in Specified Amount, commissions will equal at most 50 percent of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 3.0 percent level.

Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

     In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

                             MORE ABOUT THE COMPANY

MANAGEMENT

     The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019. All of the officers and directors have held their respective positions listed below for five or more years.

Current Officers and Directors are:

NAME                                                          POSITION AND OFFICES WITH DEPOSITOR
----                                                          -----------------------------------
Michael I. Roth.........................................    Director, Chairman and Chief Executive
                                                            Officer
Samuel J. Foti..........................................    Director, President and Chief Operating
                                                            Officer
Richard E. Connors......................................    Director
Richard Daddario........................................    Director, Vice President and Controller
Phillip A. Eisenberg....................................    Director, Vice President and Actuary
Margaret G. Gale........................................    Director, Vice President
Michael Slipowitz.......................................    Vice President
Stephen J. Hall.........................................    Director
Evelyn L. Peos..........................................    Vice President
Kenneth M. Levine.......................................    Director and Executive Vice President
David S. Waldman........................................    Secretary
David V. Weigel.........................................    Treasurer
Sam Chiodo..............................................    Vice President
Charles P. Leone........................................    Director, Vice President and Chief
                                                            Corporate Compliance Officer

     No officer or director listed above receives any compensation from MONY America Variable Account L. The Company or any of its affiliates has paid no separately allocable compensation to any person listed for services rendered to the Account.

     Set forth below is a description of the business positions during at least the past five years for the directors and the executive officers of the Company.

     Michael I. Roth is Director, Chairman of the Board and Chief Executive Officer of the Company. He is Chairman of the Board (since July 1993) and Chief Executive Officer (since January 1993) of MONY and has been a Director since May 1991. Mr. Roth is also a director of the following subsidiaries of MONY: 1740 Advisers, Inc. (since December 1992), MONY Benefits Management Corp. (since March 1999). Mr. Roth has been with MONY for 11 years. Mr. Roth serves on the board of directors of the American Council of Life Insurance, The Life Insurance Council of New York, Enterprise Foundation (a charitable foundation which develops housing not affiliated with the Enterprise Group of Funds), Metropolitan Development Association of Syracuse and Central New York, Enterprise Group of Funds, Inc., Enterprise Accumulation Trust, Pitney Bowes, Inc., Lincoln Center for the Performing Arts Leadership Committee, Life Office Management Association, New York City Partnership and Chamber of

Commerce, and Committee for Economic Development. He is also Chairman of the Board of Insurance Marketplace Standards Association.

     Samuel J. Foti is Director, President and Chief Operating Officer of the Company. He is President and Chief Operating Officer (since February 1994) of MONY and has been a Director since January 1993. Mr. Foti is also a director of the following subsidiaries of MONY: MONY Brokerage, Inc. (since January 1990), MONY International Holdings, Inc. (since October 1994), MONY Benefits Management Corp. (since March 1999), MONY Life Insurance Company of the Americas, Ltd., (since December 1994) and MONY Bank & Trust Company of the Americas, Ltd. (since December 1994). Mr. Foti has been with MONY for 11 years. Mr. Foti serves on the board of directors of Enterprise Group of Funds, Inc., Enterprise Accumulation Trust and The American College of which he is Chairman.

     Richard Daddario is Director, Vice President and Controller of the Company. He is Executive Vice President and Chief Financial Officer (since April 1994) of MONY. Mr. Daddario is also a director of the following subsidiaries of MONY:
MONY International Holdings, Inc. (since 1998), MONY Brokerage, Inc. (since June
1997) and MONY Life Insurance Company of the Americas, Ltd. (since December
1997). He also serves as MONY's Chief Financial Officer (from January 1991 to present). Mr. Daddario has been with MONY for 10 years.

     Kenneth M. Levine is Director and Executive Vice President of the Company. He is Executive Vice President (since February 1990) and Chief Investment Officer (since January 1991) of MONY and has been a Trustee since May 1994. Mr. Levine is also a director of the following subsidiaries of MONY: 1740 Advisers, Inc. (since December 1989), MONY Benefits Management Corp. (since October 1991), MONY Realty Partners, Inc. (since October 1991) and 1740 Ventures, Inc. (since October 1991). He is also Chairman of the Board and President of MONY Series Fund, Inc. (since December 1991). Mr. Levine has been with MONY for 27 years.

     Sam Chiodo is Vice President of the Company. He is Vice
President -- Corporate & Strategic Marketing of MONY (since 1993). Mr. Chiodo has been with MONY for 27 years.

     Richard E. Connors is Director of the Company. He is Senior Vice President of MONY (since February 1994). Mr. Connors is also a director of the following subsidiary of MONY: MONY Brokerage, Inc. (since May 1994). Mr. Connors has been with MONY for 11 years.

     Phillip A. Eisenberg is Director, Vice President and Actuary of the Company. He is Senior Vice President and Chief Actuary of MONY (since April
1993). Mr. Eisenberg is a director of the following subsidiary of MONY: MONY Benefits Management Corp. Mr. Eisenberg has been with MONY for 35 years.

     Margaret G. Gale is Director and Vice President of the Company. She is Vice President of MONY (since February 1991). Ms. Gale has been with MONY for 21 years.

     William D. Goodwin is Vice President of the Company. He is Senior Vice President of MONY (since November 1998). He has also served as Senior Managing Director (from 1989 to 1998). Mr. Goodwin has been with MONY for 25 years.

     Stephen J. Hall is Director of the Company. He is Senior Vice President of MONY (since February 1994). Mr. Hall is also a director of the following subsidiary of MONY: MONY Brokerage, Inc. (since October 1991). Mr. Hall has been with MONY for 26 years.

     Charles P. Leone is Director, Vice President and Chief Compliance Officer of the Company. He is Vice President and Chief Corporate Compliance Officer of MONY (since 1996). He has also served as Vice President of MONY (from 1987 to
1996). Mr. Leone is a director of the following subsidiary of MONY: MONY Securities Corporation (since May 1999). Mr. Leone has been with MONY for 35 years.

     Steven G. Orluck is Vice President of the Company. He is Senior Vice President, Complementary Distribution of MONY (since March 2000) and has also served as Vice President (from July 1998 to

March 2000). Prior to 1998, Mr. Orluck had been a Vice President of Metropolitan Life Insurance Company where he worked for 24 years.

     Evelyn L. Peos is Vice President of the Company. She is Vice President of MONY. Ms. Peos has been with MONY for 22 years.

     Michael Slipowitz is Vice President of the Company. He is Vice President of MONY. Mr. Slipowitz has been with MONY for 19 years.

     David S. Waldman is Secretary of the Company. He is Assistant Vice President and Senior Counsel -- Operations (since 1992). Mr. Waldman has been with MONY for 17 years.

     David V. Weigel is Treasurer of the Company. He is Vice
President -- Treasurer of MONY (since 1994). Mr. Weigel has been with MONY for 26 years.

STATE REGULATION

     The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of Company's operations at periodic intervals.

TELEPHONE TRANSFER PRIVILEGES

     You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if an authorization for telephone transfer form has been completed, signed, and received at the Company's Syracuse Operations Center. The Company may record all or part of any telephone conversation with respect to transfer and allocation instructions. Telephone instructions received by the Company by 4:00 p.m. Eastern time on any valuation date will be effected as of the end of that valuation date in accordance with your instructions, subject to the limitations stated in this prospectus (presuming that the Right to Return Policy Period has expired). The Company reserves the right to deny any telephone transfer or allocation request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), you might not be able to request transfers by telephone and would have to submit written requests. Telephone transfer and allocation instructions will only be accepted if complete and correct.

     The Company has adopted guidelines (which it believes to be reasonable) relating to telephone transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and you will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions if such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.

LEGAL PROCEEDINGS

     There are no legal proceedings pending to which MONY America Variable Account L is a party, or which would materially affect MONY America Variable Account L.

LEGAL MATTERS

     Legal matters have been passed on by the then Vice President and Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) in connection with

     (1) the issue and sale of the policies described in this prospectus,

     (2) the organization of the Company,

     (3) the Company's authority to issue the policies under Arizona law, and

     (4) the validity of the forms of the policies under Arizona law.

     Edward P. Bank, then Vice President and Deputy General Counsel of The Mutual Life Insurance Company of New York (now MONY Life Insurance Company) has passed upon legal matters relating to the federal income tax laws.

REGISTRATION STATEMENT

     A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

     The audited financial statements for MONY America Variable Account L and the Company included for the periods ended December 31, 1999 in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.

FINANCIAL STATEMENTS

     The audited financial statements of MONY America Variable Account L and the Company are set forth herein.

     The financial statements of MONY America Variable Account L and the Company have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                                PAGE
                                                                ----
With respect to MONY America Variable Account L:
  Statement of assets and liabilities as of September 30,
     2000 (unaudited).......................................    F-2
  Statement of operations for the nine months ended
     September 30, 2000 (unaudited).........................    F-5
  Statement of changes in net assets for the periods ended
     September 30, 2000 and December 31, 1999 (unaudited)...    F-8
  Notes to financial statements.............................    F-14
  Report of Independent Accountants.........................    F-17
  Statements of assets and liabilities as of December 31,
     1999...................................................    F-18
  Statements of operations for the periods ended December
     31, 1999...............................................    F-21
  Statements of changes in net assets for the periods ended
     December 31, 1999......................................    F-24
  Notes to financial statements.............................    F-27
With respect to MONY Life Insurance Company of America:
  Unaudited interim condensed consolidated balance sheets as
     of September 30, 2000 and December 31, 1999............    F-30
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the three-month
     periods ended September 30, 2000 and 1999..............    F-31
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the nine-month
     periods ended September 30, 2000 and 1999..............    F-32
  Unaudited interim condensed consolidated statement of
     changes in shareholders' equity for the nine-month
     period ended September 30, 2000........................    F-33
  Unaudited interim condensed consolidated statements of
     cash flows for the nine-month period ended September
     30, 2000 and 1999......................................    F-34
  Notes to unaudited interim condensed consolidated
     financial statements...................................    F-35
  Report of Independent Accountants.........................    F-38
  Balance sheets as of December 31, 1999 and 1998...........    F-39
  Statements of income and comprehensive income for the
     years ended December 31, 1999, 1998 and 1997...........    F-40
  Statements of changes in shareholder's equity for the
     years ended December 31, 1999, 1998 and 1997...........    F-41
  Statements of cash flows for the years ended December 31,
     1999, 1998 and 1997....................................    F-42
  Notes to financial statements.............................    F-44

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
              ASSETS
Shares held in respective Funds...      12,544        13,849       7,220       611,277       14,169        15,323          43,845
                                      ========      ========     =======      ========     ========      ========      ==========
Investments at cost...............    $132,659      $170,871     $77,430      $611,277     $552,250      $459,944      $1,356,463
                                      ========      ========     =======      ========     ========      ========      ==========
Investments in respective Funds,
  at net asset value..............    $133,342      $172,968     $78,621      $611,277     $484,567      $400,849      $1,040,431
Amount due from MONY America......         909             0       1,338             0        4,289         1,333           2,033
Amount due from respective
  Funds...........................           0            21          12             0          131            16             107
                                      --------      --------     -------      --------     --------      --------      ----------
        Total assets..............     134,251       172,989      79,971       611,277      488,987       402,198       1,042,571
                                      --------      --------     -------      --------     --------      --------      ----------
           LIABILITIES
Amount due to MONY America........         140           201          93           573          577           409           1,094
Amount due to respective Funds....         909             0       1,338             0        4,289         1,333           2,033
                                      --------      --------     -------      --------     --------      --------      ----------
        Total liabilities.........       1,049           201       1,431           573        4,866         1,742           3,127
                                      --------      --------     -------      --------     --------      --------      ----------
Net assets........................    $133,202      $172,788     $78,540      $610,704     $484,121      $400,456      $1,039,444
                                      ========      ========     =======      ========     ========      ========      ==========
Net assets consist of:
  Contractholders' net payments...    $127,682      $163,745     $74,164      $586,473     $422,181      $367,400      $1,008,207
  Undistributed net investment
    income........................      11,704        15,978       3,841        24,231      125,469        86,471         411,361
  Accumulated net realized gain
    (loss) on investments.........      (6,867)       (9,032)       (656)            0        4,154         5,680         (64,092)
  Net unrealized appreciation
    (depreciation) of
    investments...................         683         2,097       1,191             0      (67,683)      (59,095)       (316,032)
                                      --------      --------     -------      --------     --------      --------      ----------
Net assets........................    $133,202      $172,788     $78,540      $610,704     $484,121      $400,456      $1,039,444
                                      ========      ========     =======      ========     ========      ========      ==========
Number of units outstanding*......      12,663        16,870       7,395        56,094       36,191        32,052          95,920
                                      --------      --------     -------      --------     --------      --------      ----------
Net asset value per unit
  outstanding*....................    $  10.52      $  10.24     $ 10.62      $  10.89     $  13.38      $  12.49      $    10.84
                                      ========      ========     =======      ========     ========      ========      ==========

---------------
 * Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                            MONY CUSTOM ESTATE MASTER
                                                ---------------------------------------------------------------------------------
                                                                          ENTERPRISE ACCUMULATION TRUST
                                                ---------------------------------------------------------------------------------
                                                INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY
                                                   GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME
                                                 SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                -------------   ----------   ----------   ----------   -------------   ----------
                    ASSETS
Shares held in respective Funds...............      126,250        42,873      367,660      147,646        47,773         84,555
                                                 ==========      ========    ==========    ========      ========       ========
Investments at cost...........................   $1,059,534      $208,351    $2,269,544    $892,643      $380,257       $447,481
                                                 ==========      ========    ==========    ========      ========       ========
Investments in respective Funds, at net asset
  value.......................................   $  897,638      $204,934    $2,117,721    $936,072      $449,069       $459,133
Amount due from MONY America..................          956           812        7,066        2,594         1,381            756
Amount due from respective Funds..............           23            21          536           93            18             59
                                                 ----------      --------    ----------    --------      --------       --------
        Total assets..........................      898,617       205,767    2,125,323      938,759       450,468        459,948
                                                 ----------      --------    ----------    --------      --------       --------
                 LIABILITIES
Amount due to MONY America....................          578           221        2,672        1,032           414            503
Amount due to respective Funds................          956           812        7,066        2,594         1,381            756
                                                 ----------      --------    ----------    --------      --------       --------
        Total liabilities.....................        1,534         1,033        9,738        3,626         1,795          1,259
                                                 ----------      --------    ----------    --------      --------       --------
Net assets....................................   $  897,083      $204,734    $2,115,585    $935,133      $448,673       $458,689
                                                 ==========      ========    ==========    ========      ========       ========
Net assets consist of:
  Contractholders' net payments...............   $  963,466      $199,785    $2,185,814    $868,962      $361,112       $446,776
  Undistributed net investment income
    (loss)....................................       87,783        10,633       14,444          (45)        2,082            793
  Accumulated net realized gain (loss) on
    investments...............................        7,730        (2,267)      67,150       22,787        16,667           (532)
  Net unrealized appreciation (depreciation)
    of investments............................     (161,896)       (3,417)    (151,823)      43,429        68,812         11,652
                                                 ----------      --------    ----------    --------      --------       --------
Net assets....................................   $  897,083      $204,734    $2,115,585    $935,133      $448,673       $458,689
                                                 ==========      ========    ==========    ========      ========       ========
Number of units outstanding*..................       76,858        19,643      191,759       76,663        25,890         42,807
                                                 ----------      --------    ----------    --------      --------       --------
Net asset value per unit outstanding*.........   $    11.67      $  10.42    $   11.03     $  12.20      $  17.33       $  10.72
                                                 ==========      ========    ==========    ========      ========       ========

                                                      MONY CUSTOM ESTATE MASTER
                                                --------------------------------------
                                                    ENTERPRISE ACCUMULATION TRUST
                                                --------------------------------------
                                                  CAPITAL       MUTI-CAP
                                                APPRECIATION     GROWTH      BALANCED
                                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                ------------   ----------   ----------
                    ASSETS
Shares held in respective Funds...............      36,566        24,516       25,444
                                                  ========      ========     ========
Investments at cost...........................    $279,605      $348,322     $129,611
                                                  ========      ========     ========
Investments in respective Funds, at net asset
  value.......................................    $288,506      $319,199     $125,440
Amount due from MONY America..................          83             0        1,514
Amount due from respective Funds..............          26             7            0
                                                  --------      --------     --------
        Total assets..........................     288,615       319,206      126,954
                                                  --------      --------     --------
                 LIABILITIES
Amount due to MONY America....................         292           270          126
Amount due to respective Funds................          83             0        1,514
                                                  --------      --------     --------
        Total liabilities.....................         375           270        1,640
                                                  --------      --------     --------
Net assets....................................    $288,240      $318,936     $125,314
                                                  ========      ========     ========
Net assets consist of:
  Contractholders' net payments...............    $250,573      $346,347     $128,766
  Undistributed net investment income
    (loss)....................................      13,320          (306)         692
  Accumulated net realized gain (loss) on
    investments...............................      15,446         2,018           27
  Net unrealized appreciation (depreciation)
    of investments............................       8,901       (29,123)      (4,171)
                                                  --------      --------     --------
Net assets....................................    $288,240      $318,936     $125,314
                                                  ========      ========     ========
Number of units outstanding*..................      19,337        28,151       12,795
                                                  --------      --------     --------
Net asset value per unit outstanding*.........    $  14.91      $  11.33     $   9.79
                                                  ========      ========     ========

---------------
 * Units outstanding have been rounded for presentation purposes

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                         MONY CUSTOM ESTATE MASTER
                                     ------------------------------------------------------------------
                                                                      FIDELITY VARIABLE INSURANCE
                                                                            PRODUCTS FUNDS
                                                    DREYFUS     ---------------------------------------
                                      DREYFUS      SOCIALLY                                  VIP III
                                       STOCK      RESPONSIBLE      VIP         VIP II        GROWTH
                                       INDEX        GROWTH        GROWTH       CONTRA     OPPORTUNITIES
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                     ----------   -----------   ----------   ----------   -------------
              ASSETS
Shares held in respective Funds....      7,328         191          3,836        4,053         1,110
                                      ========      ======       ========     ========       =======
Investments at cost................   $275,247      $7,331       $195,147     $103,151       $22,997
                                      ========      ======       ========     ========       =======
Investments in respective Funds, at
  net asset value..................   $275,169      $7,592       $190,348     $102,708       $22,106
Amount due from MONY America.......      1,401           0             95           95            95
Amount due from respective Funds...         18          22              9           14             0
                                      --------      ------       --------     --------       -------
        Total assets...............    276,588       7,614        190,452      102,817        22,201
                                      --------      ------       --------     --------       -------
            LIABILITIES
Amount due to MONY America.........        260          29            175          102            17
Amount due to respective Funds.....      1,401           0             95           95            95
                                      --------      ------       --------     --------       -------
        Total liabilities..........      1,661          29            270          197           112
                                      --------      ------       --------     --------       -------
Net assets.........................   $274,927      $7,585       $190,182     $102,620       $22,089
                                      ========      ======       ========     ========       =======
Net assets consist of:
  Contractholders' net payments....   $264,640      $7,226       $173,920     $100,899       $23,127
  Undistributed net investment
    income (loss)..................      1,447         (16)        19,460        4,560           509
  Accumulated net realized gain
    (loss) on investments..........      8,918         114          1,601       (2,396)         (656)
  Net unrealized appreciation
    (depreciation) of
    investments....................        (78)        261         (4,799)        (443)         (891)
                                      --------      ------       --------     --------       -------
Net assets.........................   $274,927      $7,585       $190,182     $102,620       $22,089
                                      ========      ======       ========     ========       =======
Number of units outstanding*.......     26,149         701         16,879        9,717         2,300
                                      --------      ------       --------     --------       -------
Net asset value per unit
  outstanding*.....................   $  10.51      $10.81       $  11.27     $  10.56       $  9.60
                                      ========      ======       ========     ========       =======

                                                  MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------------

                                                     JANUS ASPEN SERIES
                                     ---------------------------------------------------

                                     AGGRESSIVE                  CAPITAL      WORLDWIDE
                                       GROWTH      BALANCED    APPRECIATION     GROWTH
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                     ----------   ----------   ------------   ----------
              ASSETS
Shares held in respective Funds....      9,268       2,405          8,399         4,873
                                      ========     =======       ========      ========
Investments at cost................   $535,928     $65,068       $287,468      $229,601
                                      ========     =======       ========      ========
Investments in respective Funds, at
  net asset value..................   $489,796     $60,434       $273,882      $206,900
Amount due from MONY America.......        142       1,609              0            95
Amount due from respective Funds...         18           0             23            18
                                      --------     -------       --------      --------
        Total assets...............    489,956      62,043        273,905       207,013
                                      --------     -------       --------      --------
            LIABILITIES
Amount due to MONY America.........        406          53            239           180
Amount due to respective Funds.....        142       1,609              0            95
                                      --------     -------       --------      --------
        Total liabilities..........        548       1,662            239           275
                                      --------     -------       --------      --------
Net assets.........................   $489,408     $60,381       $273,666      $206,738
                                      ========     =======       ========      ========
Net assets consist of:
  Contractholders' net payments....   $513,616     $59,882       $285,128      $217,624
  Undistributed net investment
    income (loss)..................     21,599       5,132          1,054        10,956
  Accumulated net realized gain
    (loss) on investments..........        325           1          1,070           859
  Net unrealized appreciation
    (depreciation) of
    investments....................    (46,132)     (4,634)       (13,586)      (22,701)
                                      --------     -------       --------      --------
Net assets.........................   $489,408     $60,381       $273,666      $206,738
                                      ========     =======       ========      ========
Number of units outstanding*.......     42,739       5,786         22,177        18,561
                                      --------     -------       --------      --------
Net asset value per unit
  outstanding*.....................   $  11.45     $ 10.44       $  12.34      $  11.14
                                      ========     =======       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

            FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
Dividend investment income........    $ 8,535       $11,858       $3,808      $20,581      $  3,096      $    579      $  20,708
Distribution from capital gains...          0             0            4            0       111,543        74,248        321,001
Mortality and expense risk
  charges.........................       (337)         (429)        (188)      (1,218)         (891)         (875)        (2,187)
                                      -------       -------       ------      -------      --------      --------      ---------
Net investment income.............      8,198        11,429        3,624       19,363       113,748        73,952        339,522
                                      -------       -------       ------      -------      --------      --------      ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..................     (6,299)       (6,998)        (391)           0         5,702         3,027        (58,227)
  Net change in unrealized
     appreciation (depreciation)
     of investments...............      3,900         9,499          934            0       (79,237)      (68,244)      (274,423)
                                      -------       -------       ------      -------      --------      --------      ---------
Net realized and unrealized gain
  (loss) on investments...........     (2,399)        2,501          543            0       (73,535)      (65,217)      (332,650)
                                      -------       -------       ------      -------      --------      --------      ---------
Net increase in net assets
  resulting from operations.......    $ 5,799       $13,930       $4,167      $19,363      $ 40,213      $  8,735      $   6,872
                                      =======       =======       ======      =======      ========      ========      =========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                                    ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------------------------------------------
                                    INTERNATIONAL
                                       GROWTH
                                     SUBACCOUNT      HIGH YIELD                      GROWTH AND     SMALL COMPANY      EQUITY
                                    -------------       BOND           GROWTH          INCOME          GROWTH          INCOME
                                    FOR THE NINE     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                       MONTHS       -------------   -------------   -------------   -------------   -------------
                                        ENDED       FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE
                                      SEPTEMBER     MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED
                                         30,        SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                        2000            2000            2000            2000            2000            2000
                                     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                    -------------   -------------   -------------   -------------   -------------   -------------
Dividend investment income........    $   1,748        $ 8,471        $   2,162        $ 2,403         $     0         $ 2,035
Distribution from capital gains...       85,056              0           18,536             29           3,130               0
Mortality and expense risk
  charges.........................       (1,028)          (311)          (4,574)        (1,920)           (817)         (1,065)
                                      ---------        -------        ---------        -------         -------         -------
Net investment income (loss)......       85,776          8,160           16,124            512           2,313             970
                                      ---------        -------        ---------        -------         -------         -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments...................        6,765         (1,726)          62,325          9,954          14,056          (1,188)
  Net change in unrealized
    appreciation (depreciation) of
    investments...................     (188,308)        (2,445)        (288,106)        21,285          19,787          11,467
                                      ---------        -------        ---------        -------         -------         -------
Net realized and unrealized gain
  (loss) on investments...........     (181,543)        (4,171)        (225,781)        31,239          33,843          10,279
                                      ---------        -------        ---------        -------         -------         -------
Net increase (decrease) in net
  assets resulting from
  operations......................    $ (95,767)       $ 3,989        $(209,657)       $31,751         $36,156         $11,249
                                      =========        =======        =========        =======         =======         =======

                                                MONY CUSTOM ESTATE MASTER
                                    --------------------------------------------------
                                              ENTERPRISE ACCUMULATION TRUST
                                    --------------------------------------------------

                                       CAPITAL        MULTI-CAP
                                    APPRECIATION       GROWTH            BALANCED
                                     SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                    -------------   -------------   ------------------
                                    FOR THE NINE    FOR THE NINE    FOR THE PERIOD **
                                    MONTHS ENDED    MONTHS ENDED       MAY 4, 2000
                                    SEPTEMBER 30,   SEPTEMBER 30,        THROUGH
                                        2000            2000        SEPTEMBER 30, 2000
                                     (UNAUDITED)     (UNAUDITED)       (UNAUDITED)
                                    -------------   -------------   ------------------
Dividend investment income........    $      0        $      0           $   310
Distribution from capital gains...      14,096             143               519
Mortality and expense risk
  charges.........................        (584)           (441)             (137)
                                      --------        --------           -------
Net investment income (loss)......      13,512            (298)              692
                                      --------        --------           -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments...................      13,104           1,983                27
  Net change in unrealized
    appreciation (depreciation) of
    investments...................     (32,790)        (33,972)           (4,171)
                                      --------        --------           -------
Net realized and unrealized gain
  (loss) on investments...........     (19,686)        (31,989)           (4,144)
                                      --------        --------           -------
Net increase (decrease) in net
  assets resulting from
  operations......................    $ (6,174)       $(32,287)          $(3,452)
                                      ========        ========           =======

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                MONY CUSTOM ESTATE MASTER
                                 ---------------------------------------------------------------------------------------
                                                                          FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                      DREYFUS         --------------------------------------------------
                                    DREYFUS           SOCIALLY                                             VIP III
                                     STOCK          RESPONSIBLE            VIP           VIP II             GROWTH
                                     INDEX             GROWTH            GROWTH        CONTRA FUND      OPPORTUNITIES
                                  SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT         SUBACCOUNT
                                 -------------   ------------------   -------------   -------------   ------------------
                                                 FOR THE PERIOD **                                    FOR THE PERIOD **
                                 FOR THE NINE     JANUARY 7, 2000     FOR THE NINE    FOR THE NINE     JANUARY 7, 2000
                                 MONTHS ENDED         THROUGH         MONTHS ENDED    MONTHS ENDED         THROUGH
                                 SEPTEMBER 30,     SEPTEMBER 30,      SEPTEMBER 30,   SEPTEMBER 30,     SEPTEMBER 30,
                                     2000               2000              2000            2000               2000
                                  (UNAUDITED)       (UNAUDITED)        (UNAUDITED)     (UNAUDITED)       (UNAUDITED)
                                 -------------   ------------------   -------------   -------------   ------------------
Dividend investment income.....     $1,517              $  1             $   165         $   127           $    87
Distribution from capital
  gains........................        166                 0              19,688           4,598               455
Mortality and expense risk
  charges......................       (542)              (17)               (393)           (163)              (33)
                                    ------              ----             -------         -------           -------
Net investment income (loss)...      1,141               (16)             19,460           4,562               509
                                    ------              ----             -------         -------           -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments................      8,891               114               1,601          (2,393)             (656)
  Net change in unrealized
    appreciation (depreciation)
    of investments.............     (1,315)              261              (4,962)         (1,093)             (891)
                                    ------              ----             -------         -------           -------
Net realized and unrealized
  gain (loss) on investments...      7,576               375              (3,361)         (3,486)           (1,547)
                                    ------              ----             -------         -------           -------
Net increase (decrease) in net
  assets resulting from
  operations...................     $8,717              $359             $16,099         $ 1,076           $(1,038)
                                    ======              ====             =======         =======           =======

                                                   MONY CUSTOM ESTATE MASTER
                                 -------------------------------------------------------------
                                                      JANUS ASPEN SERIES
                                 -------------------------------------------------------------

                                  AGGRESSIVE                        CAPITAL        WORLDWIDE
                                    GROWTH         BALANCED      APPRECIATION       GROWTH
                                  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                 -------------   -------------   -------------   -------------

                                 FOR THE NINE    FOR THE NINE    FOR THE NINE    FOR THE NINE
                                 MONTHS ENDED    MONTHS ENDED    MONTHS ENDED    MONTHS ENDED
                                 SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                     2000            2000            2000            2000
                                  (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
                                 -------------   -------------   -------------   -------------
Dividend investment income.....    $ 18,903         $2,802         $  1,362        $  9,927
Distribution from capital
  gains........................       3,203          2,306               74           1,275
Mortality and expense risk
  charges......................        (506)          (108)            (383)           (243)
                                   --------         ------         --------        --------
Net investment income (loss)...      21,600          5,000            1,053          10,959
                                   --------         ------         --------        --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments................         321              1            1,069             850
  Net change in unrealized
    appreciation (depreciation)
    of investments.............     (46,557)        (5,016)         (13,845)        (24,348)
                                   --------         ------         --------        --------
Net realized and unrealized
  gain (loss) on investments...     (46,236)        (5,015)         (12,776)        (23,498)
                                   --------         ------         --------        --------
Net increase (decrease) in net
  assets resulting from
  operations...................    $(24,636)        $  (15)        $(11,723)       $(12,539)
                                   ========         ======         ========        ========

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                       MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------------------------------------------------------
                                                                        MONY SERIES FUND, INC.
                                     ---------------------------------------------------------------------------------------------
                                             INTERMEDIATE                      LONG TERM                      GOVERNMENT
                                               TERM BOND                         BOND                         SECURITIES
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     -----------------------------   -----------------------------   -----------------------------
                                                        FOR THE                         FOR THE                         FOR THE
                                                        PERIOD                          PERIOD                          PERIOD
                                     FOR THE NINE     JANUARY 11,    FOR THE NINE    FEBRUARY 12,    FOR THE NINE    FEBRUARY 12,
                                     MONTHS ENDED       1999**       MONTHS ENDED       1999**       MONTHS ENDED       1999**
                                     SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH
                                         2000        DECEMBER 31,        2000        DECEMBER 31,        2000        DECEMBER 31,
                                      (UNAUDITED)        1999         (UNAUDITED)        1999         (UNAUDITED)        1999
                                     -------------   -------------   -------------   -------------   -------------   -------------
From operations:
  Net investment income............    $  8,198         $ 3,506        $ 11,429        $  4,549        $  3,624         $   217
  Net realized gain (loss) on
    investments....................      (6,299)           (568)         (6,998)         (2,034)           (391)           (265)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................       3,900          (3,217)          9,499          (7,402)            934             257
                                       --------         -------        --------        --------        --------         -------
Net increase (decrease) in net
  assets resulting from
  operations.......................       5,799            (279)         13,930          (4,887)          4,167             209
                                       --------         -------        --------        --------        --------         -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      53,305          97,805          63,495         131,515          41,443          57,178
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (16,154)         (7,274)        (17,933)        (13,332)        (16,999)         (7,458)
                                       --------         -------        --------        --------        --------         -------
Net increase from unit
  transactions.....................      37,151          90,531          45,562         118,183          24,444          49,720
                                       --------         -------        --------        --------        --------         -------
Net increase in net assets.........      42,950          90,252          59,492         113,296          28,611          49,929
Net assets beginning of period.....      90,252               0         113,296               0          49,929               0
                                       --------         -------        --------        --------        --------         -------
Net assets end of period*..........    $133,202         $90,252        $172,788        $113,296        $ 78,540         $49,929
                                       ========         =======        ========        ========        ========         =======
Unit transactions:
  Units outstanding beginning of
    period.........................       8,951               0          12,005               0           4,962               0
  Units issued during the period...       5,479           9,671           6,707          13,368           4,070           5,703
  Units redeemed during the
    period.........................      (1,767)           (720)         (1,842)         (1,363)         (1,637)           (741)
                                       --------         -------        --------        --------        --------         -------
Units outstanding end of period....      12,663           8,951          16,870          12,005           7,395           4,962
                                       ========         =======        ========        ========        ========         =======
---------------
 * Includes undistributed net
   investment income of:               $ 11,704         $ 3,506        $ 15,978        $  4,549        $  3,841         $   217
                                       ========         =======        ========        ========        ========         =======
** Commencement of operations

                                       MONY CUSTOM ESTATE MASTER
                                     -----------------------------
                                        MONY SERIES FUND, INC.
                                     -----------------------------
                                                 MONEY
                                                MARKET
                                              SUBACCOUNT
                                     -----------------------------
                                                        FOR THE
                                                        PERIOD
                                     FOR THE NINE     JANUARY 11,
                                     MONTHS ENDED       1999**
                                     SEPTEMBER 30,      THROUGH
                                         2000        DECEMBER 31,
                                      (UNAUDITED)        1999
                                     -------------   -------------
From operations:
  Net investment income............   $   19,363       $   4,868
  Net realized gain (loss) on
    investments....................            0               0
  Net change in unrealized
    appreciation (depreciation) of
    investments....................            0               0
                                      ----------       ---------
Net increase (decrease) in net
  assets resulting from
  operations.......................       19,363           4,868
                                      ----------       ---------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    1,295,176         486,468
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (930,229)       (264,942)
                                      ----------       ---------
Net increase from unit
  transactions.....................      364,947         221,526
                                      ----------       ---------
Net increase in net assets.........      384,310         226,394
Net assets beginning of period.....      226,394               0
                                      ----------       ---------
Net assets end of period*..........   $  610,704       $ 226,394
                                      ==========       =========
Unit transactions:
  Units outstanding beginning of
    period.........................       21,669               0
  Units issued during the period...      123,935          46,291
  Units redeemed during the
    period.........................      (89,510)        (24,622)
                                      ----------       ---------
Units outstanding end of period....       56,094          21,669
                                      ==========       =========
---------------
 * Includes undistributed net
   investment income of:              $   24,231       $   4,868
                                      ==========       =========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                                    ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------------------------------------------
                                                                            SMALL COMPANY
                                               EQUITY                           VALUE                          MANAGED
                                             SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    -----------------------------   -----------------------------   -----------------------------
                                                       FOR THE                         FOR THE                         FOR THE
                                                       PERIOD                          PERIOD                          PERIOD
                                    FOR THE NINE     JANUARY 11,    FOR THE NINE     JANUARY 7,     FOR THE NINE     JANUARY 4,
                                    MONTHS ENDED       1999**       MONTHS ENDED       1999**       MONTHS ENDED       1999**
                                    SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH
                                        2000        DECEMBER 31,        2000        DECEMBER 31,        2000        DECEMBER 31,
                                     (UNAUDITED)        1999         (UNAUDITED)        1999         (UNAUDITED)        1999
                                    -------------   -------------   -------------   -------------   -------------   -------------
From operations:
  Net investment income...........    $113,748        $ 11,721        $ 73,952        $ 12,519       $  339,522       $ 71,839
  Net realized gain (loss) on
    investments...................       5,702          (1,548)          3,027           2,653          (58,227)        (5,865)
  Net change in unrealized
    appreciation (depreciation) of
    investments...................     (79,237)         11,554         (68,244)          9,149         (274,423)       (41,609)
                                      --------        --------        --------        --------       ----------       --------
Net increase (decrease) in net
  assets resulting from
  operations......................      40,213          21,727           8,735          24,321            6,872         24,365
                                      --------        --------        --------        --------       ----------       --------
From unit transactions:
  Net proceeds from the issuance
    of units......................     258,157         228,368         186,246         243,690          522,639        677,394
  Net asset value of units
    redeemed or used to meet
    contract obligations..........     (36,941)        (27,403)        (43,433)        (19,103)        (123,620)       (68,206)
                                      --------        --------        --------        --------       ----------       --------
Net increase from unit
  transactions....................     221,216         200,965         142,813         224,587          399,019        609,188
                                      --------        --------        --------        --------       ----------       --------
Net increase in net assets........     261,429         222,692         151,548         248,908          405,891        633,553
Net assets beginning of period....     222,692               0         248,908               0          633,553              0
                                      --------        --------        --------        --------       ----------       --------
Net assets end of period*.........    $484,121        $222,692        $400,456        $248,908       $1,039,444       $633,553
                                      ========        ========        ========        ========       ==========       ========
Unit transactions:
  Units outstanding beginning of
    period........................      19,286               0          20,346               0           58,038              0
  Units issued during the
    period........................      19,771          21,811          15,234          22,000           49,467         64,524
  Units redeemed during the
    period........................      (2,866)         (2,525)         (3,528)         (1,654)         (11,585)        (6,486)
                                      --------        --------        --------        --------       ----------       --------
Units outstanding end of period...      36,191          19,286          32,052          20,346           95,920         58,038
                                      ========        ========        ========        ========       ==========       ========
---------------
 * Includes undistributed net
   investment income of:              $125,469        $ 11,721        $ 86,471        $ 12,519       $  411,361       $ 71,839
                                      ========        ========        ========        ========       ==========       ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                               MONY CUSTOM ESTATE MASTER
                                     -----------------------------------------------------------------------------
                                                             ENTERPRISE ACCUMULATION TRUST
                                     -----------------------------------------------------------------------------
                                             INTERNATIONAL                    HIGH YIELD
                                                GROWTH                           BOND                   GROWTH
                                              SUBACCOUNT                      SUBACCOUNT              SUBACCOUNT
                                     -----------------------------   -----------------------------   -------------
                                                        FOR THE                         FOR THE
                                                        PERIOD                          PERIOD
                                     FOR THE NINE     JANUARY 4,     FOR THE NINE     JANUARY 6,     FOR THE NINE
                                     MONTHS ENDED       1999**       MONTHS ENDED       1999**       MONTHS ENDED
                                     SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH      SEPTEMBER 30,
                                         2000        DECEMBER 31,        2000        DECEMBER 31,        2000
                                      (UNAUDITED)        1999         (UNAUDITED)        1999         (UNAUDITED)
                                     -------------   -------------   -------------   -------------   -------------
From operations:
  Net investment income (loss).....    $  85,776       $  2,007        $  8,160         $ 2,473       $   16,124
  Net realized gain (loss) on
    investments....................        6,765            965          (1,726)           (541)          62,325
  Net change in unrealized
    appreciation (depreciation) of
    investments....................     (188,308)        26,412          (2,445)           (972)        (288,106)
                                       ---------       --------        --------         -------       ----------
Net increase (decrease) in net
  assets resulting from
  operations.......................      (95,767)        29,384           3,989             960         (209,657)
                                       ---------       --------        --------         -------       ----------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      873,348        117,483         161,039          56,495        1,308,072
  Net asset value of units redeemed
    or used to meet contract
    obligations....................      (23,600)        (3,765)        (10,968)         (6,781)        (288,266)
                                       ---------       --------        --------         -------       ----------
Net increase from unit
  transactions.....................      849,748        113,718         150,071          49,714        1,019,806
                                       ---------       --------        --------         -------       ----------
Net increase in net assets.........      753,981        143,102         154,060          50,674          810,149
Net assets beginning of period.....      143,102              0          50,674               0        1,305,436
                                       ---------       --------        --------         -------       ----------
Net assets end of period*..........    $ 897,083       $143,102        $204,734         $50,674       $2,115,585
                                       =========       ========        ========         =======       ==========
Unit transactions:
  Units outstanding beginning of
    period.........................       10,372              0           4,921               0          104,634
  Units issued during the period...       68,397         10,713          15,698           5,588          111,101
  Units redeemed during the
    period.........................       (1,911)          (341)           (976)           (667)         (23,976)
                                       ---------       --------        --------         -------       ----------
Units outstanding end of period....       76,858         10,372          19,643           4,921          191,759
                                       =========       ========        ========         =======       ==========

---------------
 * Includes undistributed net
   investment income (loss) of:        $  87,783       $  2,007        $ 10,633         $ 2,473       $   14,444
                                       =========       ========        ========         =======       ==========
** Commencement of operations

                                               MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------
                                             ENTERPRISE ACCUMULATION TRUST
                                     ---------------------------------------------
                                                              GROWTH AND
                                        GROWTH                  INCOME
                                      SUBACCOUNT              SUBACCOUNT
                                     -------------   -----------------------------
                                        FOR THE                         FOR THE
                                        PERIOD                          PERIOD
                                      JANUARY 4,     FOR THE NINE     JANUARY 11,
                                        1999**       MONTHS ENDED       1999**
                                        THROUGH      SEPTEMBER 30,      THROUGH
                                     DECEMBER 31,        2000        DECEMBER 31,
                                         1999         (UNAUDITED)        1999
                                     -------------   -------------   -------------
From operations:
  Net investment income (loss).....   $   (1,680)      $    512        $    (557)
  Net realized gain (loss) on
    investments....................        4,825          9,954           12,833
  Net change in unrealized
    appreciation (depreciation) of
    investments....................      136,283         21,285           22,144
                                      ----------       --------        ---------
Net increase (decrease) in net
  assets resulting from
  operations.......................      139,428         31,751           34,420
                                      ----------       --------        ---------
From unit transactions:
  Net proceeds from the issuance of
    units..........................    1,261,158        536,945          554,185
  Net asset value of units redeemed
    or used to meet contract
    obligations....................      (95,150)       (71,571)        (150,597)
                                      ----------       --------        ---------
Net increase from unit
  transactions.....................    1,166,008        465,374          403,588
                                      ----------       --------        ---------
Net increase in net assets.........    1,305,436        497,125          438,008
Net assets beginning of period.....            0        438,008                0
                                      ----------       --------        ---------
Net assets end of period*..........   $1,305,436       $935,133        $ 438,008
                                      ==========       ========        =========
Unit transactions:
  Units outstanding beginning of
    period.........................            0         36,957                0
  Units issued during the period...      113,122         45,736           49,867
  Units redeemed during the
    period.........................       (8,488)        (6,030)         (12,910)
                                      ----------       --------        ---------
Units outstanding end of period....      104,634         76,663           36,957
                                      ==========       ========        =========
---------------
 * Includes undistributed net
   investment income (loss) of:       $   (1,680)      $    (45)       $    (557)
                                      ==========       ========        =========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                                    ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------------------------------------------------
                                            SMALL COMPANY                      EQUITY                          CAPITAL
                                               GROWTH                          INCOME                       APPRECIATION
                                             SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                    -----------------------------   -----------------------------   -----------------------------
                                                       FOR THE                         FOR THE                         FOR THE
                                                       PERIOD                          PERIOD                          PERIOD
                                    FOR THE NINE     JANUARY 4,     FOR THE NINE     JANUARY 4,     FOR THE NINE     JANUARY 11,
                                    MONTHS ENDED       1999**       MONTHS ENDED       1999**       MONTHS ENDED       1999**
                                    SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH      SEPTEMBER 30,      THROUGH
                                        2000        DECEMBER 31,        2000        DECEMBER 31,        2000        DECEMBER 31,
                                     (UNAUDITED)        1999         (UNAUDITED)        1999         (UNAUDITED)        1999
                                    -------------   -------------   -------------   -------------   -------------   -------------
From operations:
  Net investment income (loss)....    $  2,313        $   (231)       $    970        $   (177)       $ 13,512        $   (192)
  Net realized gain (loss) on
    investments...................      14,056           2,611          (1,188)            656          13,104           2,342
  Net change in unrealized
    appreciation (depreciation) of
    investments...................      19,787          49,025          11,467             185         (32,790)         41,691
                                      --------        --------        --------        --------        --------        --------
Net increase (decrease) in net
  assets resulting from
  operations......................      36,156          51,405          11,249             664          (6,174)         43,841
                                      --------        --------        --------        --------        --------        --------
From unit transactions:
  Net proceeds from the issuance
    of units......................     229,228         166,044         107,098         396,878         150,739         131,349
  Net asset value of units
    redeemed or used to meet
    contract obligations..........     (19,972)        (14,188)        (44,913)        (12,287)        (23,490)         (8,025)
                                      --------        --------        --------        --------        --------        --------
Net increase from unit
  transactions....................     209,256         151,856          62,185         384,591         127,249         123,324
                                      --------        --------        --------        --------        --------        --------
Net increase in net assets........     245,412         203,261          73,434         385,255         121,075         167,165
Net assets beginning of period....     203,261               0         385,255               0         167,165               0
                                      --------        --------        --------        --------        --------        --------
Net assets end of period*.........    $448,673        $203,261        $458,689        $385,255        $288,240        $167,165
                                      ========        ========        ========        ========        ========        ========
Unit transactions:
  Units outstanding beginning of
    period........................      13,029               0          36,431               0          10,726               0
  Units issued during the
    period........................      14,068          14,338          10,713          37,590          10,199          11,402
  Units redeemed during the
    period........................      (1,207)         (1,309)         (4,337)         (1,159)         (1,588)           (676)
                                      --------        --------        --------        --------        --------        --------
Units outstanding end of period...      25,890          13,029          42,807          36,431          19,337          10,726
                                      ========        ========        ========        ========        ========        ========

---------------
 * Includes undistributed net
investment income
   (loss) of:                         $  2,082        $   (231)       $    793        $   (177)       $ 13,320        $   (192)
                                      ========        ========        ========        ========        ========        ========
** Commencement of operations

                                              MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------
                                            ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------
                                              MULTI-CAP
                                               GROWTH                 BALANCED
                                             SUBACCOUNT              SUBACCOUNT
                                    -----------------------------   -------------
                                                       FOR THE         FOR THE
                                                       PERIOD          PERIOD
                                    FOR THE NINE    NOVEMBER 10,    MAY 4, 2000**
                                    MONTHS ENDED       1999**          THROUGH
                                    SEPTEMBER 30,      THROUGH      SEPTEMBER 30,
                                        2000        DECEMBER 31,        2000
                                     (UNAUDITED)        1999         (UNAUDITED)
                                    -------------   -------------   -------------
From operations:
  Net investment income (loss)....    $   (298)        $    (8)       $    692
  Net realized gain (loss) on
    investments...................       1,983              35              27
  Net change in unrealized
    appreciation (depreciation) of
    investments...................     (33,972)          4,849          (4,171)
                                      --------         -------        --------
Net increase (decrease) in net
  assets resulting from
  operations......................     (32,287)          4,876          (3,452)
                                      --------         -------        --------
From unit transactions:
  Net proceeds from the issuance
    of units......................     325,252          39,067         131,414
  Net asset value of units
    redeemed or used to meet
    contract obligations..........     (17,734)           (238)         (2,648)
                                      --------         -------        --------
Net increase from unit
  transactions....................     307,518          38,829         128,766
                                      --------         -------        --------
Net increase in net assets........     275,231          43,705         125,314
Net assets beginning of period....      43,705               0               0
                                      --------         -------        --------
Net assets end of period*.........    $318,936         $43,705        $125,314
                                      ========         =======        ========
Unit transactions:
  Units outstanding beginning of
    period........................       3,425               0               0
  Units issued during the
    period........................      26,188           3,445          13,057
  Units redeemed during the
    period........................      (1,462)            (20)           (262)
                                      --------         -------        --------
Units outstanding end of period...      28,151           3,425          12,795
                                      ========         =======        ========
---------------
 * Includes undistributed net
investment income
   (loss) of:                         $   (306)        $    (8)       $    692
                                      ========         =======        ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                              MONY CUSTOM ESTATE MASTER
                                     --------------------------------------------

                                                                       DREYFUS
                                               DREYFUS                SOCIALLY
                                                STOCK                RESPONSIBLE
                                                INDEX                  GROWTH
                                              SUBACCOUNT             SUBACCOUNT
                                     ----------------------------   -------------
                                                                       FOR THE
                                                       FOR THE         PERIOD
                                                        PERIOD       JANUARY 7,
                                     FOR THE NINE    NOVEMBER 10,      2000**
                                     MONTHS ENDED       1999**         THROUGH
                                     SEPTEMBER 30,     THROUGH      SEPTEMBER 30,
                                         2000        DECEMBER 31,       2000
                                      (UNAUDITED)        1999        (UNAUDITED)
                                     -------------   ------------   -------------
From operations:
  Net investment income (loss).....    $   1,141       $   306         $   (16)
  Net realized gain (loss) on
    investments....................        8,891            27             114
  Net change in unrealized
    appreciation (depreciation) of
    investments....................       (1,315)        1,237             261
                                       ---------       -------         -------
Net increase in net assets
  resulting from operations........        8,717         1,570             359
                                       ---------       -------         -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      355,810        48,446           9,376
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (138,704)         (912)         (2,150)
                                       ---------       -------         -------
Net increase from unit
  transactions.....................      217,106        47,534           7,226
                                       ---------       -------         -------
Net increase in net assets.........      225,823        49,104           7,585
Net assets beginning of period.....       49,104             0               0
                                       ---------       -------         -------
Net assets end of period*..........    $ 274,927       $49,104         $ 7,585
                                       =========       =======         =======
Unit transactions:
  Units outstanding beginning of
    period.........................        4,587             0               0
  Units issued during the period...       34,124         4,675             901
  Units redeemed during the
    period.........................      (12,562)          (88)           (200)
                                       ---------       -------         -------
  Units outstanding end of
    period.........................       26,149         4,587             701
                                       =========       =======         =======
---------------
 * Includes undistributed net
   investment income (loss) of:        $   1,447       $   306         $   (16)
                                       =========       =======         =======
** Commencement of operations

                                                              MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------------------------------------
                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                     ---------------------------------------------------------------------------
                                                                                                      VIP III
                                                 VIP                           VIP II                 GROWTH
                                                GROWTH                      CONTRA FUND            OPPORTUNITIES
                                              SUBACCOUNT                     SUBACCOUNT             SUBACCOUNT
                                     ----------------------------   ----------------------------   -------------
                                                                                                      FOR THE
                                                       FOR THE                        FOR THE         PERIOD
                                                        PERIOD                         PERIOD       JANUARY 7,
                                     FOR THE NINE    NOVEMBER 15,   FOR THE NINE    DECEMBER 8,       2000**
                                     MONTHS ENDED       1999**      MONTHS ENDED       1999**         THROUGH
                                     SEPTEMBER 30,     THROUGH      SEPTEMBER 30,     THROUGH      SEPTEMBER 30,
                                         2000        DECEMBER 31,       2000        DECEMBER 31,       2000
                                      (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)
                                     -------------   ------------   -------------   ------------   -------------
From operations:
  Net investment income (loss).....    $  19,460       $     0        $  4,562        $    (2)        $   509
  Net realized gain (loss) on
    investments....................        1,601             0          (2,393)            (3)           (656)
  Net change in unrealized
    appreciation (depreciation) of
    investments....................       (4,962)          163          (1,093)           650            (891)
                                       ---------       -------        --------        -------         -------
Net increase in net assets
  resulting from operations........       16,099           163           1,076            645          (1,038)
                                       ---------       -------        --------        -------         -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................      293,432         9,854          97,190         11,394          27,745
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (129,362)           (4)         (7,044)          (641)         (4,618)
                                       ---------       -------        --------        -------         -------
Net increase from unit
  transactions.....................      164,070         9,850          90,146         10,753          23,127
                                       ---------       -------        --------        -------         -------
Net increase in net assets.........      180,169        10,013          91,222         11,398          22,089
Net assets beginning of period.....       10,013             0          11,398              0               0
                                       ---------       -------        --------        -------         -------
Net assets end of period*..........    $ 190,182       $10,013        $102,620        $11,398         $22,089
                                       =========       =======        ========        =======         =======
Unit transactions:
  Units outstanding beginning of
    period.........................          899             0           1,075              0               0
  Units issued during the period...       26,754           899           9,315          1,139           2,765
  Units redeemed during the
    period.........................      (10,774)            0            (673)           (64)           (465)
                                       ---------       -------        --------        -------         -------
  Units outstanding end of
    period.........................       16,879           899           9,717          1,075           2,300
                                       =========       =======        ========        =======         =======
---------------
 * Includes undistributed net
   investment income (loss) of:        $  19,460       $     0        $  4,560        $    (2)        $   509
                                       =========       =======        ========        =======         =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     MONY CUSTOM ESTATE MASTER
                                     ------------------------------------------------------------------------------------------
                                                                         JANUS ASPEN SERIES
                                     ------------------------------------------------------------------------------------------
                                              AGGRESSIVE                                                     CAPITAL
                                                GROWTH                        BALANCED                     APPRECIATION
                                              SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                     ----------------------------   ----------------------------   ----------------------------
                                                       FOR THE                        FOR THE                        FOR THE
                                                        PERIOD                         PERIOD                         PERIOD
                                     FOR THE NINE    DECEMBER 6,    FOR THE NINE    DECEMBER 6,    FOR THE NINE    NOVEMBER 10,
                                     MONTHS ENDED       1999**      MONTHS ENDED       1999**      MONTHS ENDED       1999**
                                     SEPTEMBER 30,     THROUGH      SEPTEMBER 30,     THROUGH      SEPTEMBER 30,     THROUGH
                                         2000        DECEMBER 31,       2000        DECEMBER 31,       2000        DECEMBER 31,
                                      (UNAUDITED)        1999        (UNAUDITED)        1999        (UNAUDITED)        1999
                                     -------------   ------------   -------------   ------------   -------------   ------------
From operations:
  Net investment income (loss).....    $ 21,600        $    (1)        $ 5,000        $   132        $  1,053         $    1
  Net realized gain (loss) on
    investments....................         321              4               1              0           1,069              1
  Net change in unrealized
    appreciation (depreciation) of
    investments....................     (46,557)           425          (5,016)           382         (13,845)           259
                                       --------        -------         -------        -------        --------         ------
Net increase in net assets
  resulting from operations........     (24,636)           428             (15)           514         (11,723)           261
                                       --------        -------         -------        -------        --------         ------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     520,045         10,287          52,061         12,929         297,295          1,062
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (16,645)           (71)         (4,404)          (704)        (13,218)           (11)
                                       --------        -------         -------        -------        --------         ------
Net increase from unit
  transactions.....................     503,400         10,216          47,657         12,225         284,077          1,051
                                       --------        -------         -------        -------        --------         ------
Net increase in net assets.........     478,764         10,644          47,642         12,739         272,354          1,312
Net assets beginning of period.....      10,644              0          12,739              0           1,312              0
                                       --------        -------         -------        -------        --------         ------
Net assets end of period*..........    $489,408        $10,644         $60,381        $12,739        $273,666         $1,312
                                       ========        =======         =======        =======        ========         ======
Unit transactions:
  Units outstanding beginning of
    period.........................         920              0           1,220              0             105              0
  Units issued during the period...      43,233            927           4,987          1,290          23,127            106
  Units redeemed during the
    period.........................      (1,414)            (7)           (421)           (70)         (1,055)            (1)
                                       --------        -------         -------        -------        --------         ------
  Units outstanding end of
    period.........................      42,739            920           5,786          1,220          22,177            105
                                       ========        =======         =======        =======        ========         ======
---------------
 * Includes undistributed net
   investment income (loss) of:        $ 21,599        $    (1)        $ 5,132        $   132        $  1,054         $    1
                                       ========        =======         =======        =======        ========         ======
** Commencement of operations

                                      MONY CUSTOM ESTATE MASTER
                                     ----------------------------
                                          JANUS ASPEN SERIES
                                     ----------------------------
                                              WORLDWIDE
                                                GROWTH
                                              SUBACCOUNT
                                     ----------------------------
                                                       FOR THE
                                                        PERIOD
                                     FOR THE NINE    NOVEMBER 30,
                                     MONTHS ENDED       1999**
                                     SEPTEMBER 30,     THROUGH
                                         2000        DECEMBER 31,
                                      (UNAUDITED)        1999
                                     -------------   ------------
From operations:
  Net investment income (loss).....    $ 10,959        $    (3)
  Net realized gain (loss) on
    investments....................         850              9
  Net change in unrealized
    appreciation (depreciation) of
    investments....................     (24,348)         1,647
                                       --------        -------
Net increase in net assets
  resulting from operations........     (12,539)         1,653
                                       --------        -------
From unit transactions:
  Net proceeds from the issuance of
    units..........................     219,215         11,276
  Net asset value of units redeemed
    or used to meet contract
    obligations....................     (12,724)          (143)
                                       --------        -------
Net increase from unit
  transactions.....................     206,491         11,133
                                       --------        -------
Net increase in net assets.........     193,952         12,786
Net assets beginning of period.....      12,786              0
                                       --------        -------
Net assets end of period*..........    $206,738        $12,786
                                       ========        =======
Unit transactions:
  Units outstanding beginning of
    period.........................       1,107              0
  Units issued during the period...      18,528          1,120
  Units redeemed during the
    period.........................      (1,074)           (13)
                                       --------        -------
  Units outstanding end of
    period.........................      18,561          1,107
                                       ========        =======
---------------
 * Includes undistributed net
   investment income (loss) of:        $ 10,956        $    (3)
                                       ========        =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsered Variable Universal Life insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

     There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). during 1999. The Funds are registered under the 1940 Act as an open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master subaccounts for the nine months ended September 30, 2000 aggregated $614,132.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the nine months ended September 30, 2000 were as follows:

                                                              COST OF        PROCEEDS FROM
MONY CUSTOM ESTATE MASTER SUBACCOUNTS                     SHARES ACQUIRED   SHARES REDEEMED
-------------------------------------                     ---------------   ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio........................    $  120,336        $   83,396
Long Term Bond Portfolio................................       130,924            85,627
Government Securities Portfolio.........................        52,740            28,410
Money Market Portfolio..................................     1,643,231         1,278,961

Enterprise Accumulation Trust
Equity Portfolio........................................       289,092            68,353
Small Company Value Portfolio...........................       197,995            55,701
Managed Portfolio.......................................       708,654           310,927
International Growth Portfolio..........................       885,498            36,242
High Yield Bond Portfolio...............................       170,759            20,806
Growth Portfolio........................................     1,714,031           696,846
Growth and Income Portfolio.............................       606,531           142,203
Small Company Growth Portfolio..........................       241,674            32,866
Equity Income Portfolio.................................       187,973           126,462

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                              COST OF        PROCEEDS FROM
MONY CUSTOM ESTATE MASTER SUBACCOUNTS                     SHARES ACQUIRED   SHARES REDEEMED
-------------------------------------                     ---------------   ---------------
Capital Appreciation Portfolio..........................    $  171,221        $   44,312
Multi-Cap Growth Subaccount.............................       350,538            43,202
Balanced Portfolio......................................       131,414             2,659
Dreyfus
Stock Index Portfolio...................................       384,055           167,254
Socially Responsible Growth Portfolio...................         9,338             2,122
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio....................................       326,764           162,922
VIP II Contra Fund Portfolio............................       116,493            26,424
VIP III Growth Opportunities Portfolio..................        29,209             6,098
Janus Aspen Series
Aggressive Growth Portfolio.............................       527,301            24,019
Balanced Portfolio......................................        53,363             5,764
Capital Appreciation Portfolio..........................       329,960            46,051
Worldwide Growth Portfolio..............................       262,402            55,993

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Estate Master:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Estate Master's Subaccounts of MONY America Variable Account L at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1999 by correspondence with the fund transfer agents, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT**    SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
ASSETS
Shares held in respective Funds...      8,343          9,197       4,577       226,425        5,767         7,915         17,456
                                      =======       ========     =======      ========     ========      ========       ========
Investments at cost...............    $93,483       $120,715     $49,679      $226,425     $211,170      $239,796       $675,257
                                      =======       ========     =======      ========     ========      ========       ========
Investments in respective Funds,
  at net asset value..............    $90,266       $113,313     $49,936      $226,425     $222,724      $248,945       $633,648
Amount due from MONY America......          0              0           0         7,738          361             0              0
                                      -------       --------     -------      --------     --------      --------       --------
         Total assets.............     90,266        113,313      49,936       234,163      223,085       248,945        633,648
                                      -------       --------     -------      --------     --------      --------       --------
LIABILITIES
Amount due to respective Funds....          0              0           0         7,738          361             0              0
Amount due to MONY America........         14             17           7            31           32            37             95
                                      -------       --------     -------      --------     --------      --------       --------
         Total liabilities........         14             17           7         7,769          393            37             95
                                      -------       --------     -------      --------     --------      --------       --------
Net assets........................    $90,252       $113,296     $49,929      $226,394     $222,692      $248,908       $633,553
                                      =======       ========     =======      ========     ========      ========       ========
Net assets consist of:
  Contractholders' net payments...    $90,531       $118,183     $49,720      $221,526     $200,965      $224,587       $609,188
  Undistributed net investment
    income........................      3,506          4,549         217         4,868       11,721        12,519         71,839
  Accumulated net realized gain
    (loss) on investments.........       (568)        (2,034)       (265)            0       (1,548)        2,653         (5,865)
  Net unrealized appreciation
    (depreciation) of
    investments...................     (3,217)        (7,402)        257             0       11,554         9,149        (41,609)
                                      -------       --------     -------      --------     --------      --------       --------
Net assets........................    $90,252       $113,296     $49,929      $226,394     $222,692      $248,908       $633,553
                                      =======       ========     =======      ========     ========      ========       ========
Number of units outstanding*......      8,951         12,005       4,962        21,669       19,286        20,346         58,038
                                      -------       --------     -------      --------     --------      --------       --------
Net asset value per unit
  outstanding*....................    $ 10.08       $   9.44     $ 10.06      $  10.45     $  11.55      $  12.23       $  10.92
                                      =======       ========     =======      ========     ========      ========       ========

---------------

 * Units outstanding have been rounded for presentation purposes.
** Formerly Small Cap Subaccount.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                    MONY CUSTOM ESTATE MASTER
                                               --------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                               --------------------------------------------------------------------
                                               INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY
                                                  GROWTH          BOND        GROWTH       INCOME        GROWTH
                                                SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                               -------------   ----------   ----------   ----------   -------------
ASSETS
Shares held in respective Funds..............      15,406        10,017        199,027      71,116        23,916
                                                 ========       =======     ==========    ========      ========
Investments at cost..........................    $116,708       $51,653     $1,169,336    $415,929      $154,263
                                                 ========       =======     ==========    ========      ========
Investments in respective Funds, at net asset
  value......................................    $143,120       $50,681     $1,305,619    $438,073      $203,288
Amount due from MONY America.................           0             0            361         361             0
                                                 --------       -------     ----------    --------      --------
         Total assets........................     143,120        50,681      1,305,980     438,434       203,288
                                                 --------       -------     ----------    --------      --------
LIABILITIES
Amount due to respective Funds...............           0             0            361         361             0
Amount due to MONY America...................          18             7            183          65            27
                                                 --------       -------     ----------    --------      --------
         Total liabilities...................          18             7            544         426            27
                                                 --------       -------     ----------    --------      --------
Net assets...................................    $143,102       $50,674     $1,305,436    $438,008      $203,261
                                                 ========       =======     ==========    ========      ========
Net assets consist of:
  Contractholders' net payments..............    $113,718       $49,714     $1,166,008    $403,588      $151,856
  Undistributed net investment income
    (loss)...................................       2,007         2,473         (1,680)       (557)         (231)
  Accumulated net realized gain (loss) on
    investments..............................         965          (541)         4,825      12,833         2,611
  Net unrealized appreciation (depreciation)
    of investments...........................      26,412          (972)       136,283      22,144        49,025
                                                 --------       -------     ----------    --------      --------
Net assets...................................    $143,102       $50,674     $1,305,436    $438,008      $203,261
                                                 ========       =======     ==========    ========      ========
Number of units outstanding*.................      10,372         4,921        104,634      36,957        13,029
                                                 --------       -------     ----------    --------      --------
Net asset value per unit outstanding*........    $  13.80       $ 10.30     $    12.48    $  11.85      $  15.60
                                                 ========       =======     ==========    ========      ========

                                                     MONY CUSTOM ESTATE MASTER
                                               --------------------------------------
                                                   ENTERPRISE ACCUMULATION TRUST
                                               --------------------------------------
                                                 EQUITY       CAPITAL      MULTI-CAP
                                                 INCOME     APPRECIATION     GROWTH
                                               SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                               ----------   ------------   ----------
ASSETS
Shares held in respective Funds..............     71,752        19,328        2,988
                                                ========      ========      =======
Investments at cost..........................   $385,123      $125,496      $38,860
                                                ========      ========      =======
Investments in respective Funds, at net asset
  value......................................   $385,308      $167,187      $43,709
Amount due from MONY America.................        361           361            0
                                                --------      --------      -------
         Total assets........................    385,669       167,548       43,709
                                                --------      --------      -------
LIABILITIES
Amount due to respective Funds...............        361           361            0
Amount due to MONY America...................         53            22            4
                                                --------      --------      -------
         Total liabilities...................        414           383            4
                                                --------      --------      -------
Net assets...................................   $385,255      $167,165      $43,705
                                                ========      ========      =======
Net assets consist of:
  Contractholders' net payments..............   $384,591      $123,324      $38,829
  Undistributed net investment income
    (loss)...................................       (177)         (192)          (8)
  Accumulated net realized gain (loss) on
    investments..............................        656         2,342           35
  Net unrealized appreciation (depreciation)
    of investments...........................        185        41,691        4,849
                                                --------      --------      -------
Net assets...................................   $385,255      $167,165      $43,705
                                                ========      ========      =======
Number of units outstanding*.................     36,431        10,726        3,425
                                                --------      --------      -------
Net asset value per unit outstanding*........   $  10.57      $  15.59      $ 12.76
                                                ========      ========      =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 1999

                                                                      MONY CUSTOM ESTATE MASTER
                                     --------------------------------------------------------------------------------------------
                                                      FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUNDS                    JANUS ASPEN SERIES
                                      DREYFUS     -------------------------   ---------------------------------------------------
                                       STOCK          VIP         VIP II      AGGRESSIVE                  CAPITAL      WORLDWIDE
                                       INDEX        GROWTH        CONTRA        GROWTH      BALANCED    APPRECIATION     GROWTH
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                     ----------   -----------   -----------   ----------   ----------   ------------   ----------
ASSETS
Shares held in respective Funds....     1,277           183           392          178          456            40           268
                                      =======       =======       =======      =======      =======        ======       =======
Investments at cost................   $47,872       $ 9,851       $10,750      $10,220      $12,359        $1,053       $11,140
                                      =======       =======       =======      =======      =======        ======       =======
Investments in respective Funds, at
  net asset value..................   $49,109       $10,014       $11,400      $10,645      $12,741        $1,312       $12,787
Amount due from MONY America.......         0             0             0            0            0             0             0
                                      -------       -------       -------      -------      -------        ------       -------
         Total assets..............    49,109        10,014        11,400       10,645       12,741         1,312        12,787
                                      -------       -------       -------      -------      -------        ------       -------
LIABILITIES
Amount due to MONY America.........         5             1             2            1            2             0             1
                                      -------       -------       -------      -------      -------        ------       -------
         Total liabilities.........         5             1             2            1            2             0             1
                                      -------       -------       -------      -------      -------        ------       -------
Net assets.........................   $49,104       $10,013       $11,398      $10,644      $12,739        $1,312       $12,786
                                      =======       =======       =======      =======      =======        ======       =======
Net assets consist of:
  Contractholders' net payments....   $47,534       $ 9,850       $10,753      $10,216      $12,225        $1,051       $11,133
  Undistributed net investment
    income (loss)..................       306             0            (2)          (1)         132             1            (3)
  Accumulated net realized gain
    (loss) on investments..........        27             0            (3)           4            0             1             9
  Net unrealized appreciation of
    investments....................     1,237           163           650          425          382           259         1,647
                                      -------       -------       -------      -------      -------        ------       -------
Net assets.........................   $49,104       $10,013       $11,398      $10,644      $12,739        $1,312       $12,786
                                      =======       =======       =======      =======      =======        ======       =======
Number of units outstanding*.......     4,587           899         1,075          920        1,220           105         1,107
                                      -------       -------       -------      -------      -------        ------       -------
Net asset value per unit
  outstanding*.....................   $ 10.71       $ 11.14       $ 10.60      $ 11.57      $ 10.44        $12.49       $ 11.55
                                      =======       =======       =======      =======      =======        ======       =======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENT OF OPERATIONS

                                                             MONY CUSTOM ESTATE MASTER
                                -----------------------------------------------------------------------------------
                                                              MONY SERIES FUND, INC.
                                -----------------------------------------------------------------------------------
                                   INTERMEDIATE           LONG TERM            GOVERNMENT              MONEY
                                    TERM BOND               BOND               SECURITIES              MARKET
                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                ------------------   -------------------   -------------------   ------------------
                                  FOR THE PERIOD       FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                JANUARY 11, 1999**   FEBRUARY 12, 1999**   FEBRUARY 12, 1999**   JANUARY 11, 1999**
                                     THROUGH               THROUGH               THROUGH              THROUGH
                                DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999    DECEMBER 31, 1999
                                ------------------   -------------------   -------------------   ------------------
Dividend income...............       $ 3,711               $ 4,775                $ 303                $5,232
Mortality and expense risk
  charges.....................          (205)                 (226)                 (86)                 (364)
                                     -------               -------                -----                ------
Net investment income.........         3,506                 4,549                  217                 4,868
                                     -------               -------                -----                ------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..............          (568)               (2,034)                (265)                    0
  Net change in unrealized
     appreciation
     (depreciation) of
     investments..............        (3,217)               (7,402)                 257                     0
                                     -------               -------                -----                ------
Net realized and unrealized
  gain (loss) on
  investments.................        (3,785)               (9,436)                  (8)                    0
                                     -------               -------                -----                ------
Net increase (decrease) in net
  assets resulting from
  operations..................       $  (279)              $(4,887)               $ 209                $4,868
                                     =======               =======                =====                ======

                                                  MONY CUSTOM ESTATE MASTER
                                -------------------------------------------------------------
                                                ENTERPRISE ACCUMULATION TRUST
                                -------------------------------------------------------------
                                                        SMALL COMPANY           MANAGED
                                      EQUITY                VALUE              SUBACCOUNT
                                    SUBACCOUNT           SUBACCOUNT*       ------------------
                                ------------------   -------------------     FOR THE PERIOD
                                  FOR THE PERIOD       FOR THE PERIOD      JANUARY 4, 1999**
                                JANUARY 11, 1999**    JANUARY 7, 1999**         THROUGH
                                     THROUGH               THROUGH            DECEMBER 31,
                                DECEMBER 31, 1999     DECEMBER 31, 1999           1999
                                ------------------   -------------------   ------------------
Dividend income...............       $12,012               $12,889              $ 72,768
Mortality and expense risk
  charges.....................          (291)                 (370)                 (929)
                                     -------               -------              --------
Net investment income.........        11,721                12,519                71,839
                                     -------               -------              --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..............        (1,548)                2,653                (5,865)
  Net change in unrealized
     appreciation
     (depreciation) of
     investments..............        11,554                 9,149               (41,609)
                                     -------               -------              --------
Net realized and unrealized
  gain (loss) on
  investments.................        10,006                11,802               (47,474)
                                     -------               -------              --------
Net increase (decrease) in net
  assets resulting from
  operations..................       $21,727               $24,321              $ 24,365
                                     =======               =======              ========

---------------
 * Formerly Small Cap Subaccount
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                               MONY CUSTOM ESTATE MASTER
                       ----------------------------------------------------------------------------------------------------------
                                                             ENTERPRISE ACCUMULATION TRUST
                       ----------------------------------------------------------------------------------------------------------
                          INTERNATIONAL          HIGH YIELD                                  GROWTH AND          SMALL COMPANY
                             GROWTH                 BOND                 GROWTH                INCOME               GROWTH
                           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                       -------------------   -------------------   -------------------   ------------------   -------------------
                         FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                        JANUARY 4, 1999**     JANUARY 6, 1999**     JANUARY 4, 1999**    JANUARY 11, 1999**    JANUARY 4, 1999**
                             THROUGH               THROUGH               THROUGH              THROUGH               THROUGH
                        DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999    DECEMBER 31, 1999     DECEMBER 31, 1999
                       -------------------   -------------------   -------------------   ------------------   -------------------
Dividend income......        $ 2,165               $ 2,558              $      0              $     1               $     0
Mortality and expense
  risk charges.......           (158)                  (85)               (1,680)                (558)                 (231)
                             -------               -------              --------              -------               -------
Net investment income
  (loss).............          2,007                 2,473                (1,680)                (557)                 (231)
                             -------               -------              --------              -------               -------
Realized and
  unrealized gain
  (loss) on
  investments:
Net realized gain
  (loss) on
  investments........            965                  (541)                4,825               12,833                 2,611
Net change in
  unrealized
  appreciation
  (depreciation) of
  investments........         26,412                  (972)              136,283               22,144                49,025
                             -------               -------              --------              -------               -------
Net realized and
  unrealized gain
  (loss) on
  investments........         27,377                (1,513)              141,108               34,977                51,636
                             -------               -------              --------              -------               -------
Net increase in net
  assets resulting
  from operations....        $29,384               $   960              $139,428              $34,420               $51,405
                             =======               =======              ========              =======               =======

                                          MONY CUSTOM ESTATE MASTER
                       ----------------------------------------------------------------
                                        ENTERPRISE ACCUMULATION TRUST
                       ----------------------------------------------------------------
                             EQUITY                CAPITAL              MULTI-CAP
                             INCOME             APPRECIATION              GROWTH
                           SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                       -------------------   -------------------   --------------------
                         FOR THE PERIOD        FOR THE PERIOD         FOR THE PERIOD
                        JANUARY 4, 1999**    JANUARY 11, 1999**    NOVEMBER 10, 1999**
                             THROUGH               THROUGH               THROUGH
                        DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                       -------------------   -------------------   --------------------
Dividend income......         $ 312                $     0                $    0
Mortality and expense
  risk charges.......          (489)                  (192)                   (8)
                              -----                -------                ------
Net investment income
  (loss).............          (177)                  (192)                   (8)
                              -----                -------                ------
Realized and
  unrealized gain
  (loss) on
  investments:
Net realized gain
  (loss) on
  investments........           656                  2,342                    35
Net change in
  unrealized
  appreciation
  (depreciation) of
  investments........           185                 41,691                 4,849
                              -----                -------                ------
Net realized and
  unrealized gain
  (loss) on
  investments........           841                 44,033                 4,884
                              -----                -------                ------
Net increase in net
  assets resulting
  from operations....         $ 664                $43,841                $4,876
                              =====                =======                ======

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENT OF OPERATIONS (CONTINUED)

                                                             MONY CUSTOM ESTATE MASTER
                               -------------------------------------------------------------------------------------
                                                     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS   JANUS ASPEN SERIES
                                     DREYFUS         ------------------------------------------   ------------------
                                      STOCK                  VIP                  VIP II              AGGRESSIVE
                                      INDEX                 GROWTH              CONTRA FUND             GROWTH
                                   SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                               -------------------   --------------------   -------------------   ------------------
                                 FOR THE PERIOD         FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                               NOVEMBER 10, 1999**   NOVEMBER 15, 1999**    DECEMBER 8, 1999**    DECEMBER 6, 1999**
                                     THROUGH               THROUGH                THROUGH              THROUGH
                                DECEMBER 31, 1999     DECEMBER 31, 1999      DECEMBER 31, 1999    DECEMBER 31, 1999
                               -------------------   --------------------   -------------------   ------------------
Dividend income..............        $  314                  $  0                  $  0                  $  0
Mortality and expense risk
  charges....................            (8)                    0                    (2)                   (1)
                                     ------                  ----                  ----                  ----
Net investment income
  (loss).....................           306                     0                    (2)                   (1)
                                     ------                  ----                  ----                  ----
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments..............            27                     0                    (3)                    4
  Net change in unrealized
    appreciation of
    investments..............         1,237                   163                   650                   425
                                     ------                  ----                  ----                  ----
Net realized and unrealized
  gain on investments........         1,264                   163                   647                   429
                                     ------                  ----                  ----                  ----
Net increase in net assets
  resulting from
  operations.................        $1,570                  $163                  $645                  $428
                                     ======                  ====                  ====                  ====

                                                  MONY CUSTOM ESTATE MASTER
                               ---------------------------------------------------------------
                                                   JANUS ASPEN SERIES
                               ---------------------------------------------------------------
                                                          CAPITAL              WORLDWIDE
                                    BALANCED           APPRECIATION              GROWTH
                                   SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                               ------------------   -------------------   --------------------
                                 FOR THE PERIOD       FOR THE PERIOD         FOR THE PERIOD
                               DECEMBER 6, 1999**   NOVEMBER 10, 1999**   NOVEMBER 30, 1999**
                                    THROUGH               THROUGH               THROUGH
                               DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                               ------------------   -------------------   --------------------
Dividend income..............         $135                 $  2                  $    0
Mortality and expense risk
  charges....................           (3)                  (1)                     (3)
                                      ----                 ----                  ------
Net investment income
  (loss).....................          132                    1                      (3)
                                      ----                 ----                  ------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments..............            0                    1                       9
  Net change in unrealized
    appreciation of
    investments..............          382                  259                   1,647
                                      ----                 ----                  ------
Net realized and unrealized
  gain on investments........          382                  260                   1,656
                                      ----                 ----                  ------
Net increase in net assets
  resulting from
  operations.................         $514                 $261                  $1,653
                                      ====                 ====                  ======

---------------
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                       STATEMENT OF CHANGES IN NET ASSETS

                                                               MONY CUSTOM ESTATE MASTER
                                 -------------------------------------------------------------------------------------
                                                                MONY SERIES FUND, INC.
                                 -------------------------------------------------------------------------------------
                                    INTERMEDIATE            LONG TERM            GOVERNMENT               MONEY
                                      TERM BOND               BOND               SECURITIES              MARKET
                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                 -------------------   -------------------   -------------------   -------------------
                                   FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                 JANUARY 11, 1999**    FEBRUARY 12, 1999**   FEBRUARY 12, 1999**   JANUARY 11, 1999**
                                       THROUGH               THROUGH               THROUGH               THROUGH
                                  DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                                 -------------------   -------------------   -------------------   -------------------
From operations:
  Net investment income........        $ 3,506              $  4,549               $   217              $   4,868
  Net realized gain (loss) on
    investments................           (568)               (2,034)                 (265)                     0
  Net change in unrealized
    appreciation (depreciation)
    of investments.............         (3,217)               (7,402)                  257                      0
                                       -------              --------               -------              ---------
Net increase (decrease) in net
  assets resulting from
  operations...................           (279)               (4,887)                  209                  4,868
                                       -------              --------               -------              ---------
From unit transactions:
  Net proceeds from the
    issuance of units..........         97,805               131,515                57,178                486,468
  Net asset value of units
    redeemed or used to meet
    contract obligations.......         (7,274)              (13,332)               (7,458)              (264,942)
                                       -------              --------               -------              ---------
Net increase from unit
  transactions.................         90,531               118,183                49,720                221,526
                                       -------              --------               -------              ---------
Net increase in net assets.....         90,252               113,296                49,929                226,394
Net assets beginning of
  period.......................              0                     0                     0                      0
                                       -------              --------               -------              ---------
Net assets end of period*......        $90,252              $113,296               $49,929              $ 226,394
                                       =======              ========               =======              =========
Unit transactions:
Units outstanding beginning of
  period.......................              0                     0                     0                      0
Units issued during the
  period.......................          9,671                13,368                 5,703                 46,291
Units redeemed during the
  period.......................           (720)               (1,363)                 (741)               (24,622)
                                       -------              --------               -------              ---------
Units outstanding end of
  period.......................          8,951                12,005                 4,962                 21,669
                                       =======              ========               =======              =========
---------------
   * Includes undistributed net
     investment income of:             $ 3,506              $  4,549               $   217              $   4,868
                                       =======              ========               =======              =========
  ** Commencement of operations
 *** Formerly Small Cap
  Subaccount

                                                    MONY CUSTOM ESTATE MASTER
                                 ---------------------------------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                 ---------------------------------------------------------------
                                                          SMALL COMPANY
                                       EQUITY                 VALUE                MANAGED
                                     SUBACCOUNT           SUBACCOUNT***          SUBACCOUNT
                                 -------------------   -------------------   -------------------
                                   FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                 JANUARY 11, 1999**     JANUARY 7, 1999**     JANUARY 4, 1999**
                                       THROUGH               THROUGH               THROUGH
                                  DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                                 -------------------   -------------------   -------------------
From operations:
  Net investment income........       $ 11,721              $ 12,519              $ 71,839
  Net realized gain (loss) on
    investments................         (1,548)                2,653                (5,865)
  Net change in unrealized
    appreciation (depreciation)
    of investments.............         11,554                 9,149               (41,609)
                                      --------              --------              --------
Net increase (decrease) in net
  assets resulting from
  operations...................         21,727                24,321                24,365
                                      --------              --------              --------
From unit transactions:
  Net proceeds from the
    issuance of units..........        228,368               243,690               677,394
  Net asset value of units
    redeemed or used to meet
    contract obligations.......        (27,403)              (19,103)              (68,206)
                                      --------              --------              --------
Net increase from unit
  transactions.................        200,965               224,587               609,188
                                      --------              --------              --------
Net increase in net assets.....        222,692               248,908               633,553
Net assets beginning of
  period.......................              0                     0                     0
                                      --------              --------              --------
Net assets end of period*......       $222,692              $248,908              $633,553
                                      ========              ========              ========
Unit transactions:
Units outstanding beginning of
  period.......................              0                     0                     0
Units issued during the
  period.......................         21,811                22,000                64,524
Units redeemed during the
  period.......................         (2,525)               (1,654)               (6,486)
                                      --------              --------              --------
Units outstanding end of
  period.......................         19,286                20,346                58,038
                                      ========              ========              ========
---------------
   * Includes undistributed net
     investment income of:            $ 11,721              $ 12,519              $ 71,839
                                      ========              ========              ========
  ** Commencement of operations
 *** Formerly Small Cap
  Subaccount

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                             MONY CUSTOM ESTATE MASTER
                               -------------------------------------------------------------------------------------
                                                           ENTERPRISE ACCUMULATION TRUST
                               -------------------------------------------------------------------------------------
                                  INTERNATIONAL          HIGH YIELD                                  GROWTH AND
                                     GROWTH                 BOND                 GROWTH                INCOME
                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                               -------------------   -------------------   -------------------   -------------------
                                 FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                JANUARY 4, 1999**     JANUARY 6, 1999**     JANUARY 4, 1999**    JANUARY 11, 1999**
                                     THROUGH               THROUGH               THROUGH               THROUGH
                                DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                               -------------------   -------------------   -------------------   -------------------
From operations:
  Net investment income
    (loss)...................       $  2,007               $ 2,473             $   (1,680)            $    (557)
  Net realized gain (loss) on
    investments..............            965                  (541)                 4,825                12,833
  Net change in unrealized
    appreciation
    (depreciation) of
    investments..............         26,412                  (972)               136,283                22,144
                                    --------               -------             ----------             ---------
Net increase in net assets
  resulting from
  operations.................         29,384                   960                139,428                34,420
                                    --------               -------             ----------             ---------
From unit transactions:
  Net proceeds from the
    issuance of units........        117,483                56,495              1,261,158               554,185
  Net asset value of units
    redeemed or used to meet
    contract obligations.....         (3,765)               (6,781)               (95,150)             (150,597)
                                    --------               -------             ----------             ---------
Net increase from unit
  transactions...............        113,718                49,714              1,166,008               403,588
                                    --------               -------             ----------             ---------
Net increase in net assets...        143,102                50,674              1,305,436               438,008
Net assets beginning of
  period.....................              0                     0                      0                     0
                                    --------               -------             ----------             ---------
Net assets end of period*....       $143,102               $50,674             $1,305,436             $ 438,008
                                    ========               =======             ==========             =========
Unit transactions:
Units outstanding beginning
  of period..................              0                     0                      0                     0
Units issued during the
  period.....................         10,713                 5,588                113,122                49,867
Units redeemed during the
  period.....................           (341)                 (667)                (8,488)              (12,910)
                                    --------               -------             ----------             ---------
Units outstanding end of
  period.....................         10,372                 4,921                104,634                36,957
                                    ========               =======             ==========             =========
---------------
 * Includes undistributed net
   investment income (loss)
   of:                              $  2,007               $ 2,473             $   (1,680)            $    (557)
                                    ========               =======             ==========             =========
** Commencement of operations

                                                             MONY CUSTOM ESTATE MASTER
                               -------------------------------------------------------------------------------------
                                                           ENTERPRISE ACCUMULATION TRUST
                               -------------------------------------------------------------------------------------
                                  SMALL COMPANY            EQUITY                CAPITAL              MULTI-CAP
                                     GROWTH                INCOME             APPRECIATION             GROWTH
                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                               -------------------   -------------------   -------------------   -------------------
                                 FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                JANUARY 4, 1999**     JANUARY 4, 1999**    JANUARY 11, 1999**    NOVEMBER 10, 1999**
                                     THROUGH               THROUGH               THROUGH               THROUGH
                                DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                               -------------------   -------------------   -------------------   -------------------
From operations:
  Net investment income
    (loss)...................       $   (231)             $   (177)             $   (192)              $    (8)
  Net realized gain (loss) on
    investments..............          2,611                   656                 2,342                    35
  Net change in unrealized
    appreciation
    (depreciation) of
    investments..............         49,025                   185                41,691                 4,849
                                    --------              --------              --------               -------
Net increase in net assets
  resulting from
  operations.................         51,405                   664                43,841                 4,876
                                    --------              --------              --------               -------
From unit transactions:
  Net proceeds from the
    issuance of units........        166,044               396,878               131,349                39,067
  Net asset value of units
    redeemed or used to meet
    contract obligations.....        (14,188)              (12,287)               (8,025)                 (238)
                                    --------              --------              --------               -------
Net increase from unit
  transactions...............        151,856               384,591               123,324                38,829
                                    --------              --------              --------               -------
Net increase in net assets...        203,261               385,255               167,165                43,705
Net assets beginning of
  period.....................              0                     0                     0                     0
                                    --------              --------              --------               -------
Net assets end of period*....       $203,261              $385,255              $167,165               $43,705
                                    ========              ========              ========               =======
Unit transactions:
Units outstanding beginning
  of period..................              0                     0                     0                     0
Units issued during the
  period.....................         14,338                37,590                11,402                 3,445
Units redeemed during the
  period.....................         (1,309)               (1,159)                 (676)                  (20)
                                    --------              --------              --------               -------
Units outstanding end of
  period.....................         13,029                36,431                10,726                 3,425
                                    ========              ========              ========               =======
---------------
 * Includes undistributed net
   investment income (loss)
   of:                              $   (231)             $   (177)             $   (192)              $    (8)
                                    ========              ========              ========               =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                               MONY CUSTOM ESTATE MASTER
                                ---------------------------------------------------------------------------------------
                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS    JANUS ASPEN SERIES
                                      DREYFUS         -------------------------------------------   -------------------
                                       STOCK                  VIP                   VIP II              AGGRESSIVE
                                       INDEX                 GROWTH              CONTRA FUND              GROWTH
                                    SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                -------------------   --------------------   --------------------   -------------------
                                  FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD        FOR THE PERIOD
                                NOVEMBER 10, 1999**   NOVEMBER 15, 1999**     DECEMBER 8, 1999**    DECEMBER 6, 1999**
                                      THROUGH               THROUGH                THROUGH                THROUGH
                                 DECEMBER 31, 1999     DECEMBER 31, 1999      DECEMBER 31, 1999      DECEMBER 31, 1999
                                -------------------   --------------------   --------------------   -------------------
From operations:
  Net investment income
    (loss)....................        $   306               $     0                $    (2)               $    (1)
  Net realized gain (loss) on
    investments...............             27                     0                     (3)                     4
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...............          1,237                   163                    650                    425
                                      -------               -------                -------                -------
Net increase in net assets
  resulting from operations...          1,570                   163                    645                    428
                                      -------               -------                -------                -------
From unit transactions:
  Net proceeds from the
    issuance of units.........         48,446                 9,854                 11,394                 10,287
  Net asset value of units
    redeemed or used to meet
    contract obligations......           (912)                   (4)                  (641)                   (71)
                                      -------               -------                -------                -------
Net increase from unit
  transactions................         47,534                 9,850                 10,753                 10,216
                                      -------               -------                -------                -------
Net increase in net assets....         49,104                10,013                 11,398                 10,644
Net assets beginning of
  period......................              0                     0                      0                      0
                                      -------               -------                -------                -------
Net assets end of period*.....        $49,104               $10,013                $11,398                $10,644
                                      =======               =======                =======                =======
Unit transactions:
Units outstanding beginning of
  period......................              0                     0                      0                      0
Units issued during the
  period......................          4,675                   899                  1,139                    927
Units redeemed during the
  period......................            (88)                    0                    (64)                    (7)
                                      -------               -------                -------                -------
Units outstanding end of
  period......................          4,587                   899                  1,075                    920
                                      =======               =======                =======                =======
---------------
 * Includes undistributed net
   investment income (loss)
   of:                                $   306               $     0                $    (2)               $    (1)
                                      =======               =======                =======                =======
** Commencement of operations

                                                   MONY CUSTOM ESTATE MASTER
                                ---------------------------------------------------------------
                                                      JANUS ASPEN SERIES
                                ---------------------------------------------------------------
                                                            CAPITAL              WORLDWIDE
                                     BALANCED            APPRECIATION             GROWTH
                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                -------------------   -------------------   -------------------
                                  FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                DECEMBER 6, 1999**    NOVEMBER 10, 1999**   NOVEMBER 30, 1999**
                                      THROUGH               THROUGH               THROUGH
                                 DECEMBER 31, 1999     DECEMBER 31, 1999     DECEMBER 31, 1999
                                -------------------   -------------------   -------------------
From operations:
  Net investment income
    (loss)....................        $   132               $    1                $    (3)
  Net realized gain (loss) on
    investments...............              0                    1                      9
  Net change in unrealized
    appreciation
    (depreciation) of
    investments...............            382                  259                  1,647
                                      -------               ------                -------
Net increase in net assets
  resulting from operations...            514                  261                  1,653
                                      -------               ------                -------
From unit transactions:
  Net proceeds from the
    issuance of units.........         12,929                1,062                 11,276
  Net asset value of units
    redeemed or used to meet
    contract obligations......           (704)                 (11)                  (143)
                                      -------               ------                -------
Net increase from unit
  transactions................         12,225                1,051                 11,133
                                      -------               ------                -------
Net increase in net assets....         12,739                1,312                 12,786
Net assets beginning of
  period......................              0                    0                      0
                                      -------               ------                -------
Net assets end of period*.....        $12,739               $1,312                $12,786
                                      =======               ======                =======
Unit transactions:
Units outstanding beginning of
  period......................              0                    0                      0
Units issued during the
  period......................          1,290                  106                  1,120
Units redeemed during the
  period......................            (70)                  (1)                   (13)
                                      -------               ------                -------
Units outstanding end of
  period......................          1,220                  105                  1,107
                                      =======               ======                =======
---------------
 * Includes undistributed net
   investment income (loss)
   of:                                $   132               $    1                $    (3)
                                      =======               ======                =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

     There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Twenty-two subaccounts of the MONY Custom Estate Master commenced operations during 1999. The Funds are registered under the 1940 Act as open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of net investment income and net realized capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master subaccounts for the period ended December 31, 1999 aggregated $192,318.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 1999 were as follows:

                                                              COST OF        PROCEEDS FROM
         MONY CUSTOM ESTATE MASTER SUBACCOUNTS            SHARES ACQUIRED   SHARES REDEEMED
         -------------------------------------            ---------------   ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio........................    $  102,466         $ 12,126
Long Term Bond Portfolio................................       137,644           19,671
Government Securities Portfolio.........................        61,464           11,823
Money Market Portfolio..................................       532,087          310,893
Enterprise Accumulation Trust
Equity Portfolio........................................       237,571           36,865
Small Company Value Portfolio...........................       248,728           24,474
Managed Portfolio.......................................       711,543          103,189
International Growth Portfolio..........................       122,096            8,518
High Yield Bond Portfolio...............................        59,872           10,236

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                                                              COST OF        PROCEEDS FROM
         MONY CUSTOM ESTATE MASTER SUBACCOUNTS            SHARES ACQUIRED   SHARES REDEEMED
         -------------------------------------            ---------------   ---------------
Growth Portfolio........................................    $1,312,675         $148,164
Growth and Income Portfolio.............................       566,814          163,719
Small Company Growth Portfolio..........................       180,327           28,675
Equity Income Portfolio.................................       401,736           17,581
Capital Appreciation Portfolio..........................       137,194           14,040
Multi-Cap Growth Subaccount.............................        39,067              242
Dreyfus
Stock Index Fund........................................        48,446              915
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio....................................         9,854                4
VIP II Contra Fund Portfolio............................        11,394              641
Janus Aspen Series
Aggressive Growth Portfolio.............................        10,287               71
Balanced Portfolio......................................        12,929              705
Capital Appreciation Portfolio..........................         1,062               12
Worldwide Growth Portfolio..............................        11,276              145

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   UNAUDITED INTERIM CONDENSED BALANCE SHEETS

                    SEPTEMBER 30, 2000 AND DECEMBER 31, 1999

                                                              SEPTEMBER 30,    DECEMBER 31,
                                                                  2000             1999
                                                              -------------    ------------
                                                                     ($ IN MILLIONS)
                                          ASSETS
Investments:
Fixed maturity securities available-for-sale, at fair
  value.....................................................    $  994.3         $1,048.8
Mortgage loans on real estate...............................       115.1            165.0
Policy loans................................................        67.7             58.8
Real estate.................................................         7.5              6.9
Other invested assets.......................................         8.1              2.3
                                                                --------         --------
                                                                 1,192.7          1,281.8
                                                                --------         --------
Cash and cash equivalents...................................        71.6             28.9
Accrued investment income...................................        21.4             20.4
Amounts due from reinsurers.................................        17.3             18.6
Deferred policy acquisition costs...........................       471.8            406.4
Current federal income taxes receivable.....................        12.8              2.3
Other assets................................................         7.2             24.9
Separate account assets.....................................     4,252.6          4,387.2
                                                                --------         --------
          Total assets......................................    $6,047.4         $6,170.5
                                                                ========         ========
                           LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................    $  133.6         $  123.4
Policyholders' account balances.............................    $1,157.2          1,154.1
Other policyholders' liabilities............................        57.7             54.0
Accounts payable and other liabilities......................        38.0             79.5
Note payable to affiliate (Note 5)..........................        47.4             49.0
Deferred federal income taxes...............................        38.5             19.4
Separate account liabilities................................     4,252.6          4,387.2
                                                                --------         --------
          Total liabilities.................................    $5,725.0         $5,866.6
                                                                ========         ========
Commitments and contingencies (Note 4)
Common stock $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................    $    2.5         $    2.5
Capital in excess of par....................................       199.7            199.7
Retained earnings...........................................       126.3            109.0
Accumulated other comprehensive loss........................        (6.1)            (7.3)
                                                                --------         --------
          Total shareholder's equity........................       322.4            303.9
                                                                --------         --------
          Total liabilities and shareholder's equity........    $6,047.4         $6,170.5
                                                                ========         ========

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME

             THREE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                               2000      1999
                                                              ------    ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $44.2     $33.7
Premiums....................................................    7.2       1.1
Net investment income.......................................   22.3      23.1
Net realized (losses)/gains on investments..................   (1.1)      0.0
Other income................................................    2.2       1.3
                                                              -----     -----
          Total revenues....................................   74.8      59.2
                                                              -----     -----
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   18.7      12.0
Interest credited to policyholders' account balances........   15.9      15.5
Amortization of deferred policy acquisition costs...........    8.9      12.3
Other operating costs and expenses..........................   17.3      12.9
                                                              -----     -----
          Total benefits and expense........................   60.8      52.7
                                                              -----     -----
Income before income taxes..................................   14.0       6.5
Income tax expense..........................................    4.7       2.3
                                                              -----     -----
Net income..................................................    9.3       4.2
Other comprehensive income (loss), net......................    2.5      (2.3)
                                                              -----     -----
Comprehensive income........................................  $11.8     $ 1.9
                                                              =====     =====

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME

              NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                               2000     1999
                                                              ------   ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $126.2   $105.0
Premiums....................................................    19.5      3.4
Net investment income.......................................    69.3     71.4
Net realized (losses)/gains on investments..................    (2.9)     1.2
Other Income................................................     9.7      4.4
                                                              ------   ------
Total revenues..............................................   221.8    185.4
                                                              ------   ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    51.0     32.0
Interest credited to policyholders' account balances........    46.8     48.1
Amortization of deferred policy acquisition costs...........    37.0     32.3
Other operating costs and expenses..........................    61.6     52.1
                                                              ------   ------
Total benefited and expenses................................   196.4    164.5
                                                              ------   ------
Income before income taxes..................................    25.4     20.9
Income tax expense..........................................     8.1      7.3
                                                              ------   ------
Net income..................................................    17.3     13.6
Other comprehensive income (loss), net......................     1.2    (11.8)
                                                              ------   ------
Comprehensive income........................................  $ 18.5   $  1.8
                                                              ======   ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                       OF CHANGES IN SHAREHOLDER'S EQUITY

                   NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                           STOCK     OF PAR     EARNINGS   INCOME/(LOSS)      EQUITY
                                           ------   ---------   --------   -------------   -------------
Balance, December 31, 1999...............   $2.5     $199.7      $109.0        $(7.3)         $303.9
Comprehensive income:
  Net income.............................                          17.3                         17.3
  Other comprehensive income(1)..........                                        1.2             1.2
                                                                                              ------
     Comprehensive income................                                                       18.5
                                            ----     ------      ------        -----          ------
Balance, September 30, 2000..............   $2.5     $199.7      $126.3        $(6.1)         $322.4
                                            ====     ======      ======        =====          ======

---------------
(1) Represents unrealized losses on investments, net of unrealized gains, reclassification adjustments, and taxes.

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS

              NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                                2000        1999
                                                              ---------    -------
                                                                ($ IN MILLIONS)
NET CASH (USED IN) OPERATING ACTIVITIES.....................  $   (71.6)   $ (45.6)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................      151.7      209.9
  Mortgage loans on real estate.............................       60.6       15.5
  Real Estate...............................................        0.0        1.2
  Other invested assets.....................................        0.0        3.8
Acquisitions of investments:
  Fixed maturities..........................................     (100.7)    (267.8)
  Equity securities.........................................       (0.3)       0.0
  Mortgage loans on real estate.............................      (10.6)     (63.7)
  Real estate...............................................       (0.7)      (0.3)
  Other invested assets.....................................       (0.9)      (0.7)
  Policy loans, net.........................................       (9.0)      (4.6)
  Other, net................................................        0.0        0.3
                                                              ---------    -------
Net cash provided by/(used in) investing activities.........  $    90.1    $(106.4)
                                                              ---------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
Note payable to affiliate...................................         --       50.5
Repayment of note to affiliate..............................       (1.6)      (1.0)
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    1,257.2      929.3
Return of policyholders' account balances on annuity and
  universal life policies...................................   (1,231.4)    (912.2)
                                                              ---------    -------
Net cash provided by financing activities...................       24.2       66.6
                                                              ---------    -------
Net decrease in cash and cash equivalents...................       42.7      (85.4)
Cash and cash equivalents, beginning of year................       28.9      133.4
                                                              ---------    -------
Cash and cash equivalents, end of period....................  $    71.6    $  48.0
                                                              =========    =======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. BASIS OF PRESENTATION

     The accompanying unaudited interim condensed financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 1999 in the Company's 1999 Annual Report on Form 10-K. The results of operations for the three-month and nine-month periods ended September 30, 2000 are not necessarily indicative of the results to be expected for the full year.

3. FEDERAL INCOME TAXES

     Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate. In 2000, the effective tax rate was revised to reflect higher dividends received deductions.

4. COMMITMENTS AND CONTINGENCIES

     Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies in the 1980s and 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one being voluntarily held in abeyance), has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, the Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, (now

                     MONY LIFE INSURANCE COMPANY OF AMERICA
known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, and/or are being held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted MONY's motion for summary judgment and dismissed all claims filed in the Goshen case against us. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only (and plaintiffs have appealed this aspect of the ruling), and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. MONY intends to defend itself vigorously against the sole remaining claim.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its business. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any liability resulting from the resolution of these matters will not have a material adverse effect on the Company's financial position or results of operations. There can be no assurance, however, that the present litigation relating to sales practices will not have a material effect on MONY.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At September 30, 2000, the Company had commitments outstanding of $4.4 million for fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on the agricultural loans range from 7.9% to 8.3%. There was a fixed rate commercial mortgage commitment of $5.8 million outstanding as of September 30, 2000. The interest rate on this commercial loan is 8.0%. The Company had commitments outstanding to purchase $24.5 million of private fixed maturity securities as of September 30, 2000 with interest rates ranging from 7.6% to 9.1%.

5. NOTE PAYABLE TO AFFILIATE

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of September 30, 2000 is $47.4 million.

6. INTERCOMPANY REINSURANCE AGREEMENTS

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90%

                     MONY LIFE INSURANCE COMPANY OF AMERICA
of all level term life insurance policies written by USFL after January 1, 1999. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. In the third quarter of 2000 the treaty was amended to include new sales of universal life business written by USFL. At September 30, 2000 the Company recorded a payable of $5.6 million to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

7. NEW ACCOUNTING PRONOUNCEMENTS

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133, as amended by SFAS 137, is effective for all fiscal quarters of the fiscal years beginning after June 15, 2000. SFAS 137 delayed the effective date of SFAS 133 by one year. Adoption of SFAS 133 is not expected to have a material effect on the Company's financial condition or results of operations.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

     In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, changes in shareholder's equity and cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

New York, New York
February 10, 2000

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                                 BALANCE SHEETS

                           DECEMBER 31, 1999 AND 1998

                                                                1999        1998
                                                              --------    --------
                                                                ($ IN MILLIONS)
                                      ASSETS
INVESTMENTS:
Fixed maturity securities available-for-sale, at fair
  value.....................................................  $1,048.8    $1,044.2
Mortgage loans on real estate (Note 8)......................     165.0       120.1
Policy loans................................................      58.8        52.1
Real estate (Note 8)........................................       6.9         8.3
Other invested assets.......................................       2.3         4.7
                                                              --------    --------
                                                               1,281.8     1,229.4
Cash and cash equivalents...................................      28.9       133.4
Accrued investment income...................................      20.4        19.5
Amounts due from reinsurers.................................      18.6        24.4
Deferred policy acquisition costs...........................     406.4       318.6
Other assets................................................      24.9        15.3
Separate account assets.....................................   4,387.2     4,148.8
                                                              --------    --------
  Total assets..............................................  $6,168.2    $5,889.4
                                                              ========    ========
                       LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................  $  123.4    $  112.0
Policyholders' account balances.............................   1,154.1     1,187.1
Other policyholders' liabilities............................      54.0        56.9
Accounts payable and other liabilities......................      79.5        67.9
Note payable to affiliate...................................      49.0         0.0
Current federal income taxes payable........................      (2.3)       13.2
Deferred federal income taxes (Note 5)......................      19.4        13.7
Separate account liabilities................................   4,387.2     4,148.8
                                                              --------    --------
  Total liabilities.........................................   5,864.3     5,599.6
Commitments and contingencies (Notes 12)
  Common stock $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................       2.5         2.5
Capital in excess of par....................................     199.7       189.7
Retained earnings...........................................     109.0        89.6
Accumulated other comprehensive income/(loss)...............      (7.3)        8.0
                                                              --------    --------
  Total shareholder's equity................................     303.9       289.8
                                                              --------    --------
  Total liabilities and shareholder's equity................  $6,168.2    $5,889.4
                                                              ========    ========

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                 YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997

                                                               1999      1998      1997
                                                              ------    ------    ------
                                                                   ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $143.1    $122.0    $100.8
Premiums....................................................     9.2       1.7       0.1
Net investment income (Note 6)..............................    94.7      94.6      99.1
Net realized gains (losses) on investments (Note 6).........    (0.3)      7.1       2.7
Other income................................................     7.6       7.6       5.5
                                                              ------    ------    ------
                                                               254.3     233.0     208.2
                                                              ------    ------    ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    43.6      34.9      30.6
Interest credited to policyholders' account balances........    63.5      65.1      72.5
Amortization of deferred policy acquisition costs...........    43.5      35.5      46.3
Other operating costs and expenses..........................    73.8      75.6      46.0
                                                              ------    ------    ------
                                                               224.4     211.1     195.4
                                                              ------    ------    ------
Income before income taxes..................................    29.9      21.9      12.8
Income tax expense..........................................    10.5       7.7       4.5
                                                              ------    ------    ------
Net income..................................................    19.4      14.2       8.3
Other comprehensive income/(loss), net (Note 6).............   (15.3)      1.1       3.3
                                                              ------    ------    ------
Comprehensive income........................................  $  4.1    $ 15.3    $ 11.6
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                 YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997

                                                                             ACCUMULATED      TOTAL
                                                    CAPITAL                     OTHER         SHARE-
                                         COMMON    IN EXCESS    RETAINED    COMPREHENSIVE    HOLDER'S
                                         STOCK      OF PAR      EARNINGS    INCOME/(LOSS)     EQUITY
                                         ------    ---------    --------    -------------    --------
Balance, December 31, 1996.............   $2.5      $166.4       $ 67.1        $  3.6         $239.6
Capital contribution...................               10.8                                      10.8
Comprehensive income:
  Net income...........................                             8.3                          8.3
  Other comprehensive income:
     Unrealized gains on investments,
       net of unrealized losses,
       reclassification adjustments,
       and taxes (Note 6)..............                                           3.3            3.3
                                          ----      ------       ------        ------         ------
Comprehensive income...................                                                         11.6
                                                                                              ------
Balance, December 31, 1997.............    2.5       177.2         75.4           6.9          262.0
Capital contribution...................               12.5                                      12.5
Comprehensive income:
  Net income...........................                            14.2                         14.2
  Other comprehensive income:
     Unrealized gains on investments,
       net of unrealized losses,
       reclassification adjustments,
       and taxes (Note 6)..............                                           1.1            1.1
                                          ----      ------       ------        ------         ------
Comprehensive income...................                                                         15.3
                                                                                              ------
Balance, December 31, 1998.............    2.5       189.7         89.6           8.0          289.8
Capital contribution...................               10.0                                      10.0
Comprehensive income:
  Net income...........................                            19.4                         19.4
  Other comprehensive income:
     Unrealized losses on investments,
       net of unrealized gains,
       reclassification adjustments,
       and taxes (Note 6)..............                                         (15.3)         (15.3)
                                          ----      ------       ------        ------         ------
Comprehensive income/(loss)............                                                        (15.3)
                                                                                              ------
Balance, December 31, 1999.............   $2.5      $199.7       $109.0        $ (7.3)        $303.9
                                          ====      ======       ======        ======         ======

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                            STATEMENTS OF CASH FLOWS

                 YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997

                                                               1999       1998       1997
                                                              -------    -------    -------
                                                                     ($ IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES (SEE NOTE 2):
Net income..................................................  $  19.4    $  14.2    $   8.3
Adjustments to reconcile net income to net cash (used in)
  operating activities:
  Interest credited to policyholders' account balances......     65.5       64.1       71.5
  Universal life and investment-type product policy fee
     income.................................................   (102.9)    (107.0)     (98.1)
  Capitalization of deferred policy acquisition costs.......    (96.8)     (74.9)     (73.8)
  Amortization of deferred policy acquisition costs.........     43.5       35.5       46.3
  Provision for depreciation and amortization...............      0.2        1.0        0.4
  Provision for deferred federal income taxes...............     13.9       (1.1)     (13.4)
  Net realized gains on investments.........................      0.3       (7.1)      (2.7)
  Change in other assets and accounts payable and other
     liabilities............................................      6.3       45.3       29.6
  Change in future policy benefits..........................      4.4        5.9        0.2
  Change in other policyholders' liabilities................     (2.8)      15.7        5.0
  Change in current federal income taxes payable............    (15.6)      (4.6)     (11.2)
                                                              -------    -------    -------
Net cash (used in) operating activities.....................    (64.6)     (13.0)     (37.9)
                                                              -------    -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................    289.6      171.4      130.6
  Equity securities.........................................      0.0        0.8        1.0
  Mortgage loans on real estate.............................     24.5       37.6       37.7
  Real estate...............................................      1.2       17.0       18.6
  Other invested assets.....................................      3.9        0.6        1.5
Acquisitions of investments:
  Fixed maturities..........................................   (352.3)    (109.2)    (157.6)
  Equity securities.........................................     (0.2)      (0.1)      (0.1)
  Mortgage loans on real estate.............................    (69.7)     (24.3)     (13.6)
  Real estate...............................................     (0.7)      (0.6)      (1.5)
  Other invested assets.....................................     (0.5)      (0.3)      (0.1)
  Policy loans, net.........................................     (6.6)      (6.2)      (4.4)
  Other, net................................................      0.5       (0.5)       0.3
                                                              -------    -------    -------
Net cash (used in)/provided by investing activities.........  $(110.3)   $  86.2    $  12.4
                                                              -------    -------    -------

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                 YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997

                                                                1999        1998       1997
                                                              ---------    -------    -------
                                                                      ($ IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
     Note payable to affiliate..............................  $    50.5    $   0.0    $   0.0
     Repayments of note to affiliate........................       (1.5)       0.0        0.0
     Receipts from annuity and universal life policies
       credited to policyholders' account balances..........    1,395.4      811.8      810.4
     Return of policyholders' account balances on annuity
       policies and universal life policies.................   (1,384.0)    (797.6)    (829.1)
     Capital contribution...................................       10.0        0.0        0.0
                                                              ---------    -------    -------
Net cash provided by/(used in) financing activities.........       70.4       14.2      (18.7)
                                                              ---------    -------    -------
Net increase/(decrease) in cash and cash equivalents........     (104.5)      87.4      (44.2)
Cash and cash equivalents, beginning of year................      133.4       46.0       90.2
                                                              ---------    -------    -------
Cash and cash equivalents, end of year......................  $    28.9    $ 133.4    $  46.0
                                                              =========    =======    =======
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for:
Income taxes................................................  $    12.1    $  13.4    $  29.1
Interest....................................................  $     2.5    $    --    $    --

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS:

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold throughout the United States (except New York) and Puerto Rico.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

  Basis of Presentation

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, and (iii) valuation allowances for mortgage loans and real estate to be disposed of, and impairment writedowns for real estate held for investment.

     During 1997, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 130, Reporting Comprehensive Income, which was issued by the Financial Accounting Standards Board ("FASB") in June of 1997. SFAS No. 130 established standards for reporting and display of comprehensive income and its components in general purpose financial statements. All periods presented herein reflect the provisions of SFAS No. 130.

  Valuation of Investments and Realized Gains and Losses

     All of the Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. Unrealized gains and losses on fixed maturity securities are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of fixed maturity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

     Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest

                     MONY LIFE INSURANCE COMPANY OF AMERICA
received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

     Real estate held for investment, as well as related improvements, is generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset (which may range from 5 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. In performing the review for recoverability, management estimates the future cash flows expected from real estate investments, including the proceeds on disposition. If the sum of the expected undiscounted future cash flows is less than the carrying amount of the real estate, an impairment loss is recognized. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Real estate that management intends to sell is classified as "to be disposed of". Real estate to be disposed of is reported at the lower of its current carrying value or estimated fair value less estimated sales costs. Changes in reported values relating to real estate to be disposed of and impairments of real estate held for investment are reported as realized gains or losses on investments.

     Policy loans are carried at their unpaid principal balances.

     Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

  Recognition of Insurance Revenue and Related Benefits

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

     Premiums from non-participating term life and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Deferred Policy Acquisition Costs ("DAC")

     The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

     For universal life products and investment-type products, DAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked-in discount rate. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

     For non-participating term policies, DAC is amortized over the expected life of the contracts (ranging from 5 to 20 years) in proportion to premium revenue recognized.

     DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DAC of revisions in estimated

                     MONY LIFE INSURANCE COMPANY OF AMERICA
experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

  Policyholders' Account Balances and Future Policy Benefits

     Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.8%, 5.7%, and 5.8% for the years ended December 31, 1999, 1998, and 1997, respectively. The weighted average interest crediting rate for investment-type products was approximately 5.4%, 5.5% and 5.7% for each of the years ended December 31, 1999, 1998, and 1997, respectively.

     GAAP reserves for non-participating term life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to expected investment yields, mortality, terminations, and expenses applicable at the time the insurance contracts are made, including a provision for the risk of adverse deviation.

  Federal Income Taxes

     The Company files a consolidated federal income tax return with its parent, MONY Life, along with MONY Life's other life and non-life subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

  Reinsurance

     The Company has reinsured certain of its life insurance and annuity business with life contingencies with MONY Life and other insurance companies under various agreements. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

     In determining whether a reinsurance contract qualifies for reinsurance accounting, SFAS No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

  Statements of Cash Flows -- Non-cash Transactions

     For the years ended December 31, 1999, 1998, and 1997, respectively, real estate of $0.0 million, $0.5 million, and $0.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned real estate acquired in satisfaction of debt of $6.9 million and $8.0 million, respectively.

  New Accounting Pronouncements

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133, as amended by SFAS 137, is effective for all fiscal quarters of the fiscal years beginning after June 15, 2000. SFAS 137 delayed the effective date of SFAS 133 by one year. Adoption of SFAS 133 is not expected to have a material effect on the Company's financial condition or results of operations.

3.  RELATED PARTY TRANSACTIONS:

     MONY Life has a guarantee outstanding to one state that the statutory surplus of the Company will be maintained at amounts at least equal to the minimum surplus for admission to that states.

     At December 31, 1999 and 1998, approximately 11% and 23% of the Company's investments in mortgages were held through joint participation with MONY Life, respectively. In addition, 100% of the Company's real estate and joint venture investments were held through joint participation with MONY Life at December 31, 1999 and 1998.

     The Company and MONY Life are parties to an agreement whereby MONY Life agrees to reimburse the Company to the extent that the Company's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75% of the appraised value of the loan at origination for each such mortgage loan. Pursuant to the agreement, the Company received

                     MONY LIFE INSURANCE COMPANY OF AMERICA
payments from MONY Life of $0.0 million, $0.1 million and $0.1 million for the years ending December 31, 1999, 1998 and 1997.

     The Company has a service agreement with MONY Life whereby MONY Life provides personnel services, facilities, supplies and equipment to the Company to conduct its business. The associated costs related to the service agreement are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. For the years ended December 31, 1999, 1998, and 1997, the Company incurred expenses of $51.0 million, $59.8 million and $30.5 million as a result of such allocations. Accordingly, the Company recorded capital contributions from MONY Life of $10.0 million, $12.5 million, and $10.8 million during 1999, 1998 and 1997 respectively. At December 31, 1999 and 1998 the Company had a payable to MONY Life in connection with this service agreement of $10.3 million and $9.0 million, respectively, which is reflected in Accounts Payable and Other Liabilities.

     The Company has an investment advisory agreement with MONY Life whereby MONY Life provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The amount of expenses incurred by the Company related to this agreement was $0.8 million, $0.9 million and $1.0 million for 1999, 1998 and 1997, respectively. In addition, the Company recorded an intercompany payable of $66,816 and $88,401 at December 31, 1999 and 1998, respectively, related to this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with MONY Life and affiliates of the Company. The amount of expenses incurred by the Company related to these agreements was $4.0 million, $2.0 million and $2.6 million for 1999, 1998 and 1997, respectively. In addition, the Company recorded an intercompany (receivable)/payable of $0.2 million and $(0.2) million at December 31, 1999 and 1998, respectively, related to these agreements.

     The Company has purchased bonds issued by the New York City Industrial Development Agency for the benefit of MONY Life for its consolidation of site locations to New York City in 1997, and subsequent spending on tenant improvements, and furniture, fixtures, and equipment related to the New York City site. Debt service under the bonds is funded by lease payments by MONY Life to the bond trustee for the benefit of the fond holder (the Company). The bonds are held by the Company and are listed as affiliated bonds. The carrying value of these bonds is $10.9 million and $14.7 million as of December 31, 1999, and December 31, 1998, respectively. The bonds outstanding as of December 31, 1999 mature on December 31, 2013, and have interest rates from 6.40% to 7.25%.

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At December 31, 1999, the Company recorded a payable of $7.8 million to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 1999 is $49.0 million.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

4.  DEFERRED POLICY ACQUISITION COSTS:

     Policy acquisition costs deferred and amortized in 1999, 1998 and 1997 are as follows:

                                                               1999      1998      1997
                                                              ------    ------    ------
                                                                   ($ IN MILLIONS)
Balance, beginning of year..................................  $318.6    $281.6    $262.3
Cost deferred during the year...............................    96.8      75.0      73.8
Amortized to expense during the year........................   (43.5)    (35.5)    (46.3)
Effect on DAC from unrealized gains (losses) (see Note 2)...    34.5      (2.5)     (8.2)
                                                              ------    ------    ------
Balance, end of year........................................  $406.4    $318.6    $281.6
                                                              ======    ======    ======

5.  FEDERAL INCOME TAXES:

     The Company files a consolidated federal income tax return with MONY Life and MONY Life's other subsidiaries. Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the Federal income tax expense (benefit) is presented below:

                                                              1999     1998      1997
                                                              -----    -----    ------
                                                                  ($ IN MILLIONS)
Federal income tax expense (benefit):
  Current...................................................  $(3.4)   $ 8.8    $ 17.9
  Deferred..................................................   13.9     (1.1)    (13.4)
                                                              -----    -----    ------
     Total..................................................  $10.5    $ 7.7    $  4.5
                                                              =====    =====    ======

     Federal income taxes reported in the statements of income may be different from the amounts determined by multiplying the earnings before federal income taxes by the statutory federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                              1999     1998     1997
                                                              -----    -----    -----
                                                                  ($ IN MILLIONS)
Tax at statutory rate.......................................  $10.5    $ 7.7    $ 4.5
Dividends received deduction................................   (1.1)    (1.1)    (1.2)
Other.......................................................    1.1      1.1      1.2
                                                              -----    -----    -----
Provision for income taxes..................................  $10.5    $ 7.7    $ 4.5
                                                              =====    =====    =====

     The Company's federal income tax returns for years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes which may become due with respect to open years.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The components of deferred tax liabilities and assets at December 31, 1999 and 1998 are as follows:

                                                               1999      1998
                                                              ------    ------
                                                              ($ IN MILLIONS)
Deferred policy acquisition costs...........................  $117.0    $ 91.8
Fixed maturities............................................     0.0      12.0
Other, net..................................................     7.8       4.4
                                                              ------    ------
Total deferred tax liabilities..............................   124.8     108.2
                                                              ------    ------
Policyholder and separate account liabilities...............    96.5      93.7
Real estate and mortgages...................................     0.7       0.8
Fixed maturities............................................     8.2       0.0
                                                              ------    ------
Total deferred tax assets...................................   105.4      94.5
                                                              ------    ------
Net deferred tax asset/(liability)..........................  $(19.4)   $(13.7)
                                                              ======    ======

     The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

6. INVESTMENT INCOME, REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES), AND OTHER COMPREHENSIVE INCOME:

     Net investment income for the years ended December 31, 1999, 1998 and 1997 was derived from the following sources:

                                                              1999     1998      1997
                                                              -----    -----    ------
                                                                  ($ IN MILLIONS)
NET INVESTMENT INCOME
Fixed maturities............................................  $77.0    $77.2    $ 78.4
Mortgage loans..............................................   11.6     11.0      12.1
Real estate.................................................    0.5      0.5       2.0
Policy loans................................................    3.8      3.6       3.5
Other investments (including cash & cash equivalents).......    6.6      5.3       6.4
                                                              -----    -----    ------
Total investment income.....................................   99.5     97.6     102.4
Investment expenses.........................................    4.8      3.0       3.3
                                                              -----    -----    ------
Net investment income.......................................  $94.7    $94.6    $ 99.1
                                                              =====    =====    ======

     Net realized gains (losses) on investments for the years ended December 31, 1999, 1998 and 1997 are summarized as follows:

                                                              1999     1998    1997
                                                              -----    ----    -----
                                                                 ($ IN MILLIONS)
NET REALIZED GAINS (LOSSES) ON INVESTMENTS
Fixed maturities............................................  $(0.2)   $2.6    $(0.7)
Mortgage loans..............................................   (0.3)    1.4      2.4
Real estate.................................................   (0.5)    2.5      0.5
Other invested assets.......................................    0.7     0.6      0.5
                                                              -----    ----    -----
Net realized gains/(losses) on investments..................  $(0.3)   $7.1    $ 2.7
                                                              =====    ====    =====

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The net change in unrealized investment gains (losses) represents the only component of other comprehensive income for the years ended December 31, 1999, 1998, and 1997. Following is a summary of the change in unrealized investment gains (losses) net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 2), which are reflected in Accumulated Other Comprehensive Income for the periods presented:

                                                               1999     1998     1997
                                                              ------    -----    -----
                                                                  ($ IN MILLIONS)
CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS, NET
Fixed maturities............................................  $(58.0)   $ 4.8    $13.2
Other.......................................................     0.0     (0.6)     0.1
                                                              ------    -----    -----
Subtotal....................................................   (58.0)     4.2     13.3
Effect on unrealized gains (losses) on investments
  attributable to:
  DAC.......................................................    34.5     (2.5)    (8.2)
  Deferred federal income taxes.............................     8.2     (0.6)    (1.8)
                                                              ------    -----    -----
Change in unrealized gains (losses) on investments, net.....  $(15.3)   $ 1.1    $ 3.3
                                                              ======    =====    =====

     The following table sets forth the reclassification adjustments required for the years ended December 31, 1999, 1998, and 1997 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                               1999     1998     1997
                                                              ------    -----    ----
                                                                  ($ IN MILLIONS)
RECLASSIFICATION ADJUSTMENTS
Unrealized gains (losses) on investments arising during
  period....................................................  $(15.4)   $ 1.9    $3.3
Reclassification adjustment for gains included in net
  income....................................................     0.1     (0.8)    0.0
                                                              ------    -----    ----
Unrealized gains (losses) on investments, net of
  reclassification adjustments..............................  $(15.3)   $ 1.1    $3.3
                                                              ======    =====    ====

     Unrealized gains (losses) on investments arising during the period reported in the above table for the years ended December 31, 1999, 1998 and 1997 are net of income tax expense (benefit) of $(8.2) million, $0.1 million, and $1.8 million, respectively, and $34.3 million, $(0.5) million, and $(8.2) million, respectively, relating to the effect of such unrealized gains (losses) on DAC.

     Reclassification adjustments reported in the above table for the years ended December 31, 1999, 1998 and 1997 are net of income tax expense (benefit) of $0.0 million, $0.5 million and $0.0 million, respectively, and $0.2 million, $(2.0) million and $0.0 million, respectively, relating to the effect of such amounts on DAC.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

7.  INVESTMENTS:

  Fixed Maturity Securities Available-for-Sale:

     The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999 and December 31, 1998 are as follows:

                                                         GROSS            GROSS
                                                      UNREALIZED       UNREALIZED            ESTIMATED
                                AMORTIZED COST           GAINS           LOSSES              FAIR VALUE
                             --------------------    -------------    -------------    ----------------------
                               1999        1998      1999    1998     1999     1998      1999         1998
                             --------    --------    ----    -----    -----    ----    --------    ----------
                                                             ($ IN MILLIONS)
US Treasury securities and
  obligations of US
  government agencies......  $   26.6    $    5.3    $0.0    $ 0.0    $ 1.1    $0.0    $   25.5     $    5.3
Collateralized mortgage
  obligations:
  Government
    agency-backed..........      82.4       106.3     0.3      1.9      0.4     0.0        82.3        108.2
  Non-agency backed........      34.4        37.7     0.6      1.8      0.3     0.0        34.7         39.5
Other asset-backed
  securities:
  Government
    agency-backed..........       0.1         0.1     0.0      0.0      0.0     0.0         0.1          0.1
  Non-agency backed........     104.6        83.4     0.2      1.9      4.4     0.3       100.4         85.0
Utilities..................     113.2       101.9     0.2      3.4      3.4     2.7       110.0        102.6
Corporate bonds............     704.2       664.8     2.7     24.8     22.0     0.8       684.9        688.8
Affiliates.................      11.3        14.7     0.0      0.0      0.4     0.0        10.9         14.7
                             --------    --------    ----    -----    -----    ----    --------     --------
         Total.............  $1,076.8    $1,014.2    $4.0    $33.8    $32.0    $3.8    $1,048.8     $1,044.2
                             ========    ========    ====    =====    =====    ====    ========     ========

     The carrying value of the Company's fixed maturity securities at December 31, 1999 and 1998 is net of adjustments for impairments in value deemed to be other than temporary of $0.5 million and $0.5 million, respectively.

     At December 31, 1999 and 1998, there were no fixed maturity securities which were non-income producing for the twelve months preceding such dates.

     The Company classifies fixed maturity securities which, (i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition or
(iv) are deemed to have other than temporary impairments to value, as "problem fixed maturity securities." At December 31, 1999 and 1998, the carrying value of problem fixed maturities held by the Company was $4.8 million and $4.4 million, respectively. In addition, at December 31, 1999 and 1998, the Company held $0.0 million and $2.7 million of fixed maturity securities which had been restructured. Gross interest income that would have been recorded in accordance with the original terms of restructured fixed maturity securities amounted to $0.0 million and $0.3 million for the year ended December 31, 1999 and 1998. Gross interest income on these fixed maturity securities included in net investment income aggregated $0.0 million and $0.5 million for the year ended December 31, 1999 and 1998.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity dates, (excluding scheduled sinking funds) as of December 31, 1999 are as follows:

                                                                       1999
                                                              -----------------------
                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
                                                                  ($ IN MILLIONS)
Due in one year or less.....................................  $   75.8      $   76.2
Due after one year through five years.......................     275.8         274.9
Due after five years through ten years......................     383.8         366.5
Due after ten years.........................................     119.9         113.7
                                                              --------      --------
          Subtotal..........................................     855.3         831.3
Mortgage-backed and other asset-backed securities...........     221.5         217.5
                                                              --------      --------
          Total.............................................  $1,076.8      $1,048.8
                                                              ========      ========

     Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     Proceeds from sales of fixed maturity securities during 1999, 1998 and 1997 were $80.1 million, $45.1 million and $31.3 million, respectively. Gross gains of $0.2 million, $0.7 million, and $0.5 million and gross losses of $2.0 million, $0.1 million, and $1.1 million were realized on these sales, respectively.

8.  MORTGAGE LOANS ON REAL ESTATE AND REAL ESTATE

     Mortgage loans on real estate at December 31, 1999 and 1998 consist of the following:

                                                               1999      1998
                                                              ------    ------
                                                              ($ IN MILLIONS)
Commercial mortgage loans...................................  $ 53.9    $ 28.5
Agricultural and other loans................................   113.4      93.5
                                                              ------    ------
Total loans.................................................   167.3     122.0
Less: valuation allowances..................................    (2.3)     (1.9)
                                                              ------    ------
Mortgage loans, net of valuation allowances.................  $165.0    $120.1
                                                              ======    ======

     An analysis of the valuation allowances for 1999, 1998 and 1997 is as follows:

                                                              1999    1998     1997
                                                              ----    -----    -----
                                                                 ($ IN MILLIONS)
Balance, beginning of year..................................  $1.9    $ 2.5    $ 4.6
Increase (decrease) in allowance............................   0.4     (0.4)    (0.3)
Reduction due to pay downs and pay offs.....................   0.0      0.0     (1.8)
Transfers to real estate....................................   0.0     (0.2)     0.0
                                                              ----    -----    -----
Balance, end of year........................................  $2.3    $ 1.9    $ 2.5
                                                              ====    =====    =====

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     Impaired mortgage loans along with related valuation allowances were as follows:

                                                               1999      1998
                                                              ------    ------
                                                              ($ IN MILLIONS)
Investment in impaired mortgage loans (before valuation
  allowances):
  Loans that have valuation allowances......................  $ 9.6     $ 9.4
  Loans that do not have valuation allowances...............    4.3       5.8
                                                              -----     -----
     Subtotal...............................................   13.9      15.2
Valuation allowances........................................   (0.5)     (0.5)
                                                              -----     -----
     Impaired mortgage loans, net of valuation allowances...  $13.4     $14.7
                                                              =====     =====

     Impaired mortgage loans that do not have valuation allowances are loans where the net present value of the expected future cash flows related to the loan or the fair value of the collateral equals or exceeds the recorded investment in the loan. Such loans primarily consist of restructured loans or loans on which impairment writedowns were taken prior to the adoption of SFAS No. 114, "Accounting by Creditors for Impairment of a Loan".

     During 1999 and 1998, the average recorded investment in impaired mortgage loans was approximately $14.1 million and $15.1 million, respectively. During 1999, 1998, and 1997, the Company recognized $1.0 million, $1.1 million, and $1.1 million, respectively, of interest income on impaired loans.

     At December 31, 1999 and 1998, there were no mortgage loans which were non-income producing for the twelve months preceding such dates.

     At December 31, 1999 and 1998, the Company had restructured mortgage loans of $11.9 million and $14.3 million, respectively. Interest income of $1.0 million, $1.0 million, and $1.0 million was recognized on restructured mortgage loans in 1999, 1998, and 1997, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $1.2 million in 1999, 1998 and 1997.

     The carrying value of real estate is $6.9 million and $8.3 million as of December 31, 1999 and 1998, respectively. Real estate is categorized are either real estate to be disposed of or real estate held for investment.

     The carrying value of real estate to be disposed of as of December 31, 1999 was $1.6 million, net of $0.5 million relating to impairments taken upon foreclosure of mortgage loans and $0.2 million of accumulated depreciation. There was no real estate to be disposed of as of December 31, 1998.

     The carrying value of real estate held for investment as of December 31, 1999 was $5.3 million, net of $0.7 million relating to impairments taken upon foreclosure of mortgage loans and $1.9 million of accumulated depreciation. The carrying value of real estate held for investment as of December 31, 1998 was $8.3 million, net of $1.6 million relating to impairments taken upon foreclosure of mortgage loans and $1.9 million of accumulated depreciation.

     At December 31, 1999 and 1998, there was no real estate which was non-income producing for the twelve months preceding such dates.

     The carrying value of impaired real estate as of December 31, 1999 and 1998 was $4.4 million and $8.3 million, respectively. The depreciated cost of such real estate as of December 31, 1999 and 1998 was $5.8 million and $10.2 million before impairment writedowns of $1.4 million and $1.9 million, respectively. The aforementioned impairments occurred primarily as a result of low occupancy levels and other market related factors. There were no losses recorded during 1999, 1998, and 1997 related to impaired real estate.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

9.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The estimated fair values of the Company's financial instruments approximate their carrying amounts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturities

     The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage Loans

     The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral.

  Policy Loans

     Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Separate Account Assets and Liabilities

     The estimated fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes surrender charges.

  Investment-Type Contracts

     The fair values of annuities are based on estimates of the value of payments available upon full surrender. The fair values of the Company's liabilities under guaranteed investment contracts are estimated by discounting expected cash outflows using interest rates currently offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

10.  REINSURANCE:

     Life insurance business is ceded on a yearly renewable term basis under various reinsurance contracts. The Company's general practice is to retain no more than $0.5 million of risk on any one person for individual products and $0.5 million for last survivor products.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The following table summarizes the effect of reinsurance for the years indicated:

                                                              1999     1998     1997
                                                              -----    -----    -----
                                                                  ($ IN MILLIONS)
Direct premiums.............................................  $ 7.1    $ 2.5    $ 0.1
Reinsurance assumed.........................................    4.0      0.0      0.0
Reinsurance ceded...........................................   (1.9)    (0.8)     0.0
                                                              -----    -----    -----
  Net premiums..............................................  $ 9.2    $ 1.7    $ 0.1
                                                              =====    =====    =====
Universal life and investment type product policy fee income
  ceded.....................................................  $19.7    $17.4    $16.1
                                                              =====    =====    =====
Policyholders' benefits ceded...............................  $27.8    $21.8    $12.1
                                                              =====    =====    =====
Policyholders' benefits assumed.............................  $ 0.1    $ 0.0    $ 0.0
                                                              =====    =====    =====

     The Company is contingently liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

11.  OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK:

  Financial Instruments with Off-Balance Sheet Risk:

     Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 1999 and 1998, securities loaned by the Company under this agreement had a carrying value of approximately $18.0 million and $4.1 million, respectively. The minimum collateral on securities loaned is 102% of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

  Concentration of Credit Risk:

     At December 31, 1999 and 1998, the Company had no single investment or series of investments with a single issuer, (excluding US Treasury securities and obligations of US government agencies) exceeding 1.7% of total cash and invested assets.

     The Company's fixed maturity securities are diversified by industry type. The industries that comprise 10% or more of the carrying value of the fixed maturity securities at December 31, 1999 are Consumer Goods and Services of $173.0 million (16.5%), Energy of $137.9 million (13.2%), Non-Government Asset/Mortgage-Backed of $135.1 million (12.9%), Public Utilities of $110.0 million (10.5%) and Government and Agencies of $107.9 million (10.3%).

     At December 31, 1998 the industries that comprise 10% or more of the carrying value Company's fixed maturity securities were Consumer Goods and Services of $138.5 million (13.3%), Non-Government Asset/Mortgage Backed of $124.5 million (11.9%), Financial Services of $119.8 million (11.5%), Other Manufacturing $116.4 million (11.1%), Government and Agencies $113.6 million (10.9%) and Energy $112.1 (10.7%).

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The Company holds below investment grade fixed maturity securities with a carrying value of $55.0 million at December 31, 1999. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 1998, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $52.3 million.

     The Company has investments in commercial and agricultural mortgage loans and real estate. The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 1999 and 1998 are as follows ($ in millions):

                                                                  1999               1998
                                                            ----------------    ---------------
GEOGRAPHIC REGION
West......................................................  $ 58.9      34.3%   $ 54.9     42.7%
Southeast.................................................    45.4      26.4       5.9      4.6
Mountain..................................................    28.4      16.5      25.9     20.2
Southwest.................................................    14.3       8.3      14.6     11.4
Midwest...................................................    14.2       8.3      13.2     10.3
Northeast.................................................    10.7       6.2      13.9     10.8
                                                            ------    ------    ------    -----
  Total...................................................  $171.9     100.0%   $128.4    100.0%
                                                            ======    ======    ======    =====

     The states with the largest concentrations of mortgage loans and real estate investments at December 31, 1999 are: California, $32.8 million (19.1%); District of Columbia, $28.4 million (16.5%); Washington, $16.0 million (9.3%); Texas, $11.5 million (6.7%); New York, $10.7 million (6.2%); Oregon, $10.1 million (5.9%); Arizona, $9.1 million (5.3%); Idaho, $8.9 million (5.2%); and Missouri, $8.5 million (4.9%).

     As of December 31, 1999 and 1998, the real estate and mortgage loan portfolio by property type were as follows ($ in millions):

                                                                  1999                1998
                                                            ----------------    ----------------
PROPERTY TYPE
Agricultural..............................................  $112.2      65.3%   $ 92.5      72.0%
Office buildings..........................................    46.9      27.3      14.9      11.6
Hotel.....................................................     5.3       3.1       5.1       4.0
Industrial................................................     2.3       1.3       4.6       3.6
Retail....................................................     2.0       1.2       6.0       4.7
Other.....................................................     1.8       1.0       3.9       3.0
Apartment buildings.......................................     1.4       0.8       1.4       1.1
                                                            ------    ------    ------    ------
  Total...................................................  $171.9     100.0%   $128.4     100.0%
                                                            ======    ======    ======    ======

12.  COMMITMENTS AND CONTINGENCIES:

     In late 1995 and thereafter a number of purported class actions have been commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies in the 1980s and 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases (including the Goshen case discussed below) seek primarily equitable relief (e.g., reformation, specific performance, mandatory

                     MONY LIFE INSURANCE COMPANY OF AMERICA
injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one being voluntarily held in abeyance). The Company has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, the Goshen case, being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole life or universal life insurance policy issued by the Company and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgement on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The Company intends vigorously to defend that litigation. There can be no assurance that the present or future litigation relating to sales practices will not have a material adverse effect on the Company.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its business. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any additional liability beyond that recorded in the financial statements at December 31, 1999, resulting from the resolution of these matters will not have a material adverse effect on the Company's financial position or results of operations.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At December 31, 1999, the Company had commitments outstanding of $3.7 million for fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such agricultural loans range from 7.90% to 8.44%. There were no outstanding commitments for private fixed maturity securities or commercial mortgages as of December 31, 1999.

13.  STATUTORY FINANCIAL INFORMATION AND REGULATORY RISK-BASED CAPITAL:

     Statutory net income reported by the Company for the years ended December 31, 1999, 1998, and 1997 was $(18.2) million, $11.1 million, and $9.7 million, respectively. The combined statutory surplus of the Company as of December 31, 1999 and 1998 was $140.2 million and $146.8 million, respectively.

     In March 1998, the National Association of Insurance Commissioners ("NAIC") voted to adopt its Codification of Statutory Accounting Principles project (referred to hereafter as "codification"). Codification is a modified form of statutory accounting principles that will result in changes to the current

                     MONY LIFE INSURANCE COMPANY OF AMERICA

NAIC Accounting Practices and Procedures Manual applicable to insurance enterprises. Although adoption of codification by all states is not a certainty, the NAIC has recommended that all states enact codification as soon as practicable with an effective date of January 1, 2001. It is currently anticipated that codification will become a NAIC state accreditation requirement starting in 2002. In addition, the American Institute of Certified Public Accountants and the NAIC have agreed to continue to allow the use of certain permitted accounting practices when codification becomes effective in 2001. Any accounting differences from codification principles, however, must be disclosed and quantified in the footnotes to the audited financial statements. Therefore, codification will likely result in changes to what are currently considered prescribed statutory insurance accounting practices.

     Each insurance company's state of domicile imposes minimum risk-based capital requirements. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements.

     As part of their routine regulatory oversight, the Arizona State Insurance Department completed an examination of the Company for each of the three years in the period ended December 31, 1996. The report, which became available March 17, 1998, did not cite any matters which will result in a material effect on the Company's financial condition or results of operations.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX A

                          DEATH BENEFIT PERCENTAGE FOR
                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

                                                              APPLICABLE
ATTAINED AGE OF YOUNGER INSURED                               PERCENTAGE
-------------------------------                               ----------
40 and Under................................................     250%
41..........................................................     243
42..........................................................     236
43..........................................................     229
44..........................................................     222
45..........................................................     215
46..........................................................     209
47..........................................................     203
48..........................................................     197
49..........................................................     191
50..........................................................     185
51..........................................................     178
52..........................................................     171
53..........................................................     164
54..........................................................     157
55..........................................................     150
56..........................................................     146
57..........................................................     142
58..........................................................     138
59..........................................................     134
60..........................................................     130
61..........................................................     128
62..........................................................     126
63..........................................................     124
64..........................................................     122
65..........................................................     120
66..........................................................     119
67..........................................................     118
68..........................................................     117
69..........................................................     116
70..........................................................     115
71..........................................................     113
72..........................................................     111
73..........................................................     109
74..........................................................     107
75-90.......................................................     105
91..........................................................     104
92..........................................................     103
93..........................................................     102
94-100......................................................     101

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX B

                  MONTHLY PER $1,000 SPECIFIED AMOUNT FACTORS

                           PREFERRED NONSMOKER                                   PREFERRED SMOKER
              ---------------------------------------------        ---------------------------------------------
                            SPECIFIED AMOUNT                                     SPECIFIED AMOUNT
 ISSUE AGE    ---------------------------------------------        ---------------------------------------------
 OF YOUNGER     100,000-        500,000-        1 MILLION            100,000-        500,000-        1 MILLION
  INSURED        499,999         999,999        AND OVER              499,999         999,999        AND OVER
------------  -------------   -------------   -------------        -------------   -------------   -------------
     18         0.050           0.050           0.040                0.060           0.050           0.040
----------------------------------------------------------------------------------------------------------------
     20         0.050           0.050           0.040                0.060           0.050           0.040
     25         0.060           0.050           0.040                0.060           0.050           0.050
----------------------------------------------------------------------------------------------------------------
     30         0.060           0.050           0.050                0.070           0.060           0.050
     35         0.070           0.060           0.050                0.070           0.060           0.060
----------------------------------------------------------------------------------------------------------------
     40         0.060           0.070           0.060                0.060           0.070           0.060
     45         0.090           0.080           0.070                0.090           0.090           0.080
----------------------------------------------------------------------------------------------------------------
     50         0.110           0.100           0.090                0.120           0.110           0.100
     55         0.140           0.130           0.110                0.140           0.130           0.120
----------------------------------------------------------------------------------------------------------------
     60         0.170           0.160           0.140                0.180           0.170           0.150
     65         0.220           0.210           0.180                0.230           0.220           0.190
----------------------------------------------------------------------------------------------------------------
     70         0.270           0.270           0.240                0.270           0.270           0.250
     75         0.310           0.300           0.280                0.310           0.300           0.280
----------------------------------------------------------------------------------------------------------------
     80         0.360           0.350           0.340                0.360           0.350           0.340
     85         0.360           0.350           0.340                0.360           0.350           0.340

                           STANDARD NONSMOKER                                     STANDARD SMOKER
              ---------------------------------------------        ---------------------------------------------
                            SPECIFIED AMOUNT                                     SPECIFIED AMOUNT
 ISSUE AGE    ---------------------------------------------        ---------------------------------------------
 OF YOUNGER     100,000-        500,000-        1 MILLION            100,000-        500,000-        1 MILLION
  INSURED        499,999         999,999        AND OVER              499,999         999,999        AND OVER
------------  -------------   -------------   -------------        -------------   -------------   -------------
     18         0.060           0.050           0.040                0.060           0.050           0.040
----------------------------------------------------------------------------------------------------------------
     20         0.060           0.050           0.040                0.060           0.050           0.040
     25         0.060           0.060           0.050                0.060           0.050           0.050
----------------------------------------------------------------------------------------------------------------
     30         0.070           0.060           0.050                0.070           0.060           0.050
     35         0.070           0.060           0.060                0.070           0.060           0.060
----------------------------------------------------------------------------------------------------------------
     40         0.080           0.070           0.060                0.080           0.070           0.060
     45         0.090           0.090           0.080                0.090           0.080           0.080
----------------------------------------------------------------------------------------------------------------
     50         0.120           0.110           0.100                0.120           0.110           0.100
     55         0.140           0.140           0.120                0.150           0.140           0.130
----------------------------------------------------------------------------------------------------------------
     60         0.180           0.170           0.150                0.190           0.180           0.160
     65         0.230           0.220           0.190                0.250           0.240           0.210
----------------------------------------------------------------------------------------------------------------
     70         0.270           0.270           0.250                0.300           0.290           0.260
     75         0.310           0.300           0.280                0.310           0.310           0.300
----------------------------------------------------------------------------------------------------------------
     80         0.360           0.350           0.340                0.370           0.360           0.350
     85         0.360           0.350           0.340                0.370           0.360           0.350

              Factors for interim ages are available upon request.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX C

                         GUARANTEED DEATH BENEFIT RIDER
                 MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
              BENEFIT RIDER WITH TEN YEAR/AGE 70 GUARANTEE PERIOD

                                                                MONTHLY GUARANTEE
                                                                     PREMIUM
                                                                -----------------
Specified Amount = $200,000
Male age 45 Preferred Nonsmoker, Female age 45 Preferred
  Nonsmoker, Death Benefit Option 1.........................         $112.00
Male age 45 Standard Smoker, Female age 45 Standard Smoker,
  Death Benefit Option 1....................................         $162.83
Male age 45 Preferred Nonsmoker, Female age 45 Preferred
  Nonsmoker, Death Benefit Option 2.........................         $112.00
Male age 35 Preferred Nonsmoker, Female age 35 Preferred
  Nonsmoker, Death Benefit Option 1.........................         $ 64.60
Male age 55 Preferred Nonsmoker, Female age 55 Preferred
  Nonsmoker, Death Benefit Option 1.........................         $193.51

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                   APPENDIX D

                ILLUSTRATIONS OF DEATH PROCEEDS, FUND VALUES AND
                        CASH VALUES, AND PREMIUM OUTLAYS

     The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Cash Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

The Policies illustrated include the following:

                                                                           DEATH
                                                                          BENEFIT   SPECIFIED   SEE
SEX   AGE     UNDERWRITING CLASS     SEX    AGE     UNDERWRITING CLASS    OPTION     AMOUNT     PAGE
---   ---     ------------------     ---    ---     ------------------    -------   ---------   ----
Male  45    Preferred Non-smoker    Female  45    Preferred Non-smoker       1      $200,000     D-4
Male  45    Standard Smoker         Female  45    Standard Smoker            1      $200,000    D-14
Male  45    Preferred Non-smoker    Female  45    Preferred Non-smoker       2      $200,000    D-27
Male  35    Preferred Non-smoker    Female  35    Preferred Non-smoker       1      $200,000    D-34
Male  55    Preferred Non-smoker    Female  55    Preferred Non-smoker       1      $200,000    D-45

     The tables show how Death Proceeds, Fund Values and Cash Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Fund Values and Cash Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

     The amounts shown for Death Proceeds, Fund Values and Cash Values reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges. The difference between the Fund Value and the Cash Value in the first 14 years is the Surrender Charge.

     The tables illustrate cost of insurance and expense charges at both current rates (which are described under Cost of Insurance) and at the maximum rates guaranteed in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Funds as well as those assessed against the Subaccounts. These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .35% annually on a guaranteed basis.

     The tables also reflect a deduction for a daily investment advisory fee and for other expenses of the Portfolio at a rate equivalent to an annual rate of 0.75% of the aggregate average daily net assets of the Portfolio. This hypothetical rate is representative of the average maximum investment advisory fee and other expenses of the Portfolios applicable to the Subaccounts of the Variable Account. Actual fees and other expenses vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each Portfolio for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

     The effect of these investment management and direct expenses on a 0% gross rate of return would result in a net rate of return of -.75%, on 6% it would be 5.25%, and on 12% it would be 11.25%.

     The tables assume the deduction of charges including administrative and sales charges. There are tables for the Policies listed in the chart above for death benefit Options 1 or 2 and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

     The following are descriptions of Table columns and key terms:

     Age:  Younger Insured's attained age at the end of the policy year

     Premium Outlay: The annualized out-of-pocket premium payments for each policy year including scheduled and any anticipated unscheduled premium payments. Premium payments are assumed to be paid at the beginning of each premium paying period. Amounts of surrenders and loans plus loan interest if any, are shown on the pages captioned "Premiums, Full Surrender and Policy Loans".

     Premium Accumulated at 5%: is equal to the premiums compounded at an annual effective rate of 5% and is shown at the end of the year.

GUARANTEED CHARGES AT 0.00%, 6.00% OR 12.00%

     Cash Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum. The cash value also takes into account any loans illustrated, as well as, the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first ten years.

     Fund Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximum. The Fund Value DOES NOT take into account the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first ten years.

     Death Proceeds: The benefit payable if the insured's death occurs at the end of the policy year, assuming a 0.00%, 6.00% or 12,00% hypothetical rate of return on the Funds, less all charges, fees and deductions at their guaranteed maximums.

CURRENT CHARGES AT 0.00%, 6.00% OR 12.00%

     Cash Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates. The cash value also takes into account any loans illustrated, as well as, the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first ten years.

     Fund Value: The value of the subaccounts at the end of each policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates. The Fund Value DOES NOT take into account the applicable surrender charges that would apply if the policy were surrendered prior to the end of the first ten years.

     Death Proceeds: The benefit payable if the insured's death occurs at the end of the policy year assuming a 0.00%, 6.00% or 12.00% hypothetical rate of return on the Funds, less all charges, fees and deductions at the current, non-guaranteed rates.

     The Company will furnish, upon request, a comparable illustration based on the age and sex of the proposed Insured, standard Premium Class assumptions and an initial Specified Amount and Scheduled Premium Payments of the applicant's choice. If a Policy is purchased, an individualized illustration will be delivered reflecting the Scheduled Premium Payment chosen and the Insured's actual risk class. After issuance, the Company will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

     The following is the page of supplemental footnotes to each of the flexible premium variable life to age 100 numeric summary and standard ledger statements which follow and which begin on pages B-4.

            STANDARD LEDGER STATEMENT -- SUPPLEMENTAL FOOTNOTE PAGE
                           MONY CUSTOM ESTATE MASTER
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY
                     MONY LIFE INSURANCE COMPANY OF AMERICA

ADDITIONAL INFORMATION

     These policies have been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

     This illustration has been checked against federal tax laws relating to their definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit option 2 to death benefit option 1 and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment policy, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

                               GUIDELINE PREMIUMS

                                                                           DEATH
                                                                          BENEFIT   INITIAL GUIDELINE   INITIAL GUIDELINE
SEX   AGE     UNDERWRITING CLASS     SEX    AGE     UNDERWRITING CLASS    OPTION     SINGLE PREMIUM      ANNUAL PREMIUM
---   ---     ------------------     ---    ---     ------------------    -------   -----------------   -----------------
Male  45    Preferred Non-smoker    Female  45    Preferred Non-smoker       1         $28,430.07           $2,418.56
Male  45    Standard Smoker         Female  45    Standard Smoker            1         $34,023.09           $2,879.52
Male  45    Preferred Non-smoker    Female  45    Preferred Non-smoker       2         $28,430.07           $9,457.00
Male  35    Preferred Non-smoker    Female  35    Preferred Non-smoker       1         $17,441.09           $1,517.79
Male  55    Preferred Non-smoker    Female  55    Preferred Non-smoker       1         $46,935.63           $4,055.37

     Values shown on these illustrations are based on a Specified Amount of $200,000 and on a policyowner tax bracket of 0%.

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death proceeds, fund value and value upon surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The policy's cash value is net of any applicable surrender charge.

     Premiums less the following deductions are added to the fund value:

     1.  A premium tax charge of 2.25% of gross premiums in all policy years.

     2. A sales charge on the gross premiums. The sales charges equal 6% of each premium dollar paid up to the Target Premium, in years 1-10, 3% of premium paid in excess of Target Premium in years 1-10, and 3% of all premiums after the tenth Policy year.

     3.  A DAC tax charge of 1.50% of gross premiums in all policy years.

     Those columns assuming guaranteed charges use the current monthly mortality charges, current monthly administrative charges, current charges for mortality and expense risks, current charges for rider benefits, if any, and current premium sales charge ("current charges" for the first year) as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed monthly mortality charges, guaranteed monthly administrative charges, guaranteed charges for mortality and expense risks, guaranteed charges for rider benefits if any, guaranteed maximum premium sales charge, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

     The current charges declared by MONY Life Insurance Company of America are guaranteed for the first policy year and apply to policies issued as of the illustration preparation date and could change between the preparation date and the date the policy is issued. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,220         0      784   200,000         0      784   200,000         0      784   200,000
   5       1,220     3,039    3,771   200,000     3,039    3,771   200,000     3,091    3,822   200,000
   10      1,220     6,950    7,072   200,000     6,950    7,072   200,000     7,235    7,357   200,000
   20      1,220    12,731   12,731   200,000    12,731   12,731   200,000    14,948   14,948   200,000
@ Age 70   1,220    10,752   10,752   200,000    10,752   10,752   200,000    16,720   16,720   200,000
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 36 based on current charges and a gross investment return of 0.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,219.73-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
END              PREMIUM       0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
  1    1,220      1,281         0     784    200,000        0     784    200,000        0     784    200,000
  2    1,220      2,625       456   1,553    200,000      456   1,553    200,000      461   1,559    200,000
  3    1,220      4,037     1,332   2,308    200,000    1,332   2,308    200,000    1,348   2,324    200,000
  4    1,220      5,520     2,194   3,048    200,000    2,194   3,048    200,000    2,225   3,078    200,000
  5    1,220      7,077     3,039   3,771    200,000    3,039   3,771    200,000    3,091   3,822    200,000
  6    1,220      8,711     3,867   4,476    200,000    3,867   4,476    200,000    3,945   4,555    200,000
  7    1,220     10,428     4,674   5,162    200,000    4,674   5,162    200,000    4,788   5,276    200,000
  8    1,220     12,230     5,459   5,825    200,000    5,459   5,825    200,000    5,618   5,984    200,000
  9    1,220     14,122     6,219   6,463    200,000    6,219   6,463    200,000    6,434   6,678    200,000
 10    1,220     16,109     6,950   7,072    200,000    6,950   7,072    200,000    7,235   7,357    200,000
 11    1,220     18,195     7,900   7,900    200,000    7,900   7,900    200,000    8,267   8,267    200,000
 12    1,220     20,385     8,688   8,688    200,000    8,688   8,688    200,000    9,153   9,153    200,000
 13    1,220     22,685     9,433   9,433    200,000    9,433   9,433    200,000   10,011  10,011    200,000
 14    1,220     25,100    10,129  10,129    200,000   10,129  10,129    200,000   10,837  10,837    200,000
 15    1,220     27,636    10,771  10,771    200,000   10,771  10,771    200,000   11,629  11,629    200,000
 16    1,220     30,299    11,348  11,348    200,000   11,348  11,348    200,000   12,384  12,384    200,000
 17    1,220     33,094    11,850  11,850    200,000   11,850  11,850    200,000   13,097  13,097    200,000
 18    1,220     36,030    12,260  12,260    200,000   12,260  12,260    200,000   13,764  13,764    200,000
 19    1,220     39,112    12,561  12,561    200,000   12,561  12,561    200,000   14,383  14,383    200,000
 20    1,220     42,348    12,731  12,731    200,000   12,731  12,731    200,000   14,948  14,948    200,000
 21    1,220     45,746    12,746  12,746    200,000   12,746  12,746    200,000   15,456  15,456    200,000
 22    1,220     49,314    12,585  12,585    200,000   12,585  12,585    200,000   15,896  15,896    200,000
 23    1,220     53,061    12,220  12,220    200,000   12,220  12,220    200,000   16,254  16,254    200,000
 24    1,220     56,994    11,623  11,623    200,000   11,623  11,623    200,000   16,529  16,529    200,000
 25    1,220     61,125    10,752  10,752    200,000   10,752  10,752    200,000   16,720  16,720    200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,219.73-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
END              PREMIUM       0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
 26     1,220     65,462    9,551   9,551    200,000    9,551   9,551    200,000   16,805  16,805    200,000
 27     1,220     70,016    7,946   7,946    200,000    7,946   7,946    200,000   16,770  16,770    200,000
 28     1,220     74,797    5,834   5,834    200,000    5,834   5,834    200,000   16,591  16,591    200,000
 29     1,220     79,818    3,091   3,091    200,000    3,091   3,091    200,000   16,214  16,214    200,000
 30     1,220     85,089   LAPSED  LAPSED     LAPSED   LAPSED  LAPSED     LAPSED   15,595  15,595    200,000
 31     1,220     90,625                                                           14,707  14,707    200,000
 32     1,220     96,436                                                           13,499  13,499    200,000
 33     1,220    102,539                                                           11,907  11,907    200,000
 34     1,220    108,947                                                            9,855   9,855    200,000
 35     1,220    115,675                                                            7,256   7,256    200,000
 36     1,220    122,739                                                            4,004   4,004    200,000
 37         0    128,876                                                           LAPSED  LAPSED     LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,219.73-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                        GUARANTEED CHARGES*          GUARANTEED CHARGES**           CURRENT CHARGES***
                    ---------------------------   ---------------------------   --------------------------
            NET          0.00% (-.75% NET)             6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND      DEATH      CASH     FUND      DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE    VALUE    PROCEEDS    VALUE    VALUE    PROCEEDS
   1       1,220         0      784     200,000        0      840     200,000        0      840   200,000
   5       1,220     3,039    3,771     200,000    3,829    4,561     200,000    3,885    4,617   200,000
   10      1,220     6,950    7,072     200,000    9,925   10,047     200,000   10,262   10,384   200,000
   20      1,220    12,731   12,731     200,000   25,844   25,844     200,000   28,731   28,731   200,000
@ Age 70   1,220    10,752   10,752     200,000   32,295   32,295     200,000   39,973   39,973   200,000
@ Age 85   1,220    LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED   59,747   59,747   200,000
@ Age 90   1,220    LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED   23,698   23,698   200,000

* Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 36 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 46 based on current charges and a gross investment return of 6.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
   Specified Amount for Option 1
Initial Modal Premium: $1,219.73-Premium Mode:
   Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                           GUARANTEED CHARGES                        CURRENT CHARGES
                           ---------------------------------------------------   ------------------------
END              PREMIUM      0.00% (-.75% NET)          6.00% (5.25% NET)          6.00% (5.25% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH    FUND    DEATH      CASH    FUND    DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS
  1     1,220     1,281         0     784  200,000         0     840  200,000         0     840  200,000
  2     1,220     2,625       456   1,553  200,000       617   1,715  200,000       623   1,721  200,000
  3     1,220     4,037     1,332   2,308  200,000     1,650   2,626  200,000     1,667   2,642  200,000
  4     1,220     5,520     2,194   3,048  200,000     2,721   3,574  200,000     2,754   3,607  200,000
  5     1,220     7,077     3,039   3,771  200,000     3,829   4,561  200,000     3,885   4,617  200,000
  6     1,220     8,711     3,867   4,476  200,000     4,975   5,585  200,000     5,063   5,673  200,000
  7     1,220    10,428     4,674   5,162  200,000     6,159   6,647  200,000     6,288   6,776  200,000
  8     1,220    12,230     5,459   5,825  200,000     7,380   7,746  200,000     7,563   7,928  200,000
  9     1,220    14,122     6,219   6,463  200,000     8,636   8,880  200,000     8,887   9,131  200,000
 10     1,220    16,109     6,950   7,072  200,000     9,925  10,047  200,000    10,262  10,384  200,000
 11     1,220    18,195     7,900   7,900  200,000    11,506  11,506  200,000    11,946  11,946  200,000
 12     1,220    20,385     8,688   8,688  200,000    13,006  13,006  200,000    13,571  13,571  200,000
 13     1,220    22,685     9,433   9,433  200,000    14,545  14,545  200,000    15,256  15,256  200,000
 14     1,220    25,100    10,129  10,129  200,000    16,120  16,120  200,000    17,002  17,002  200,000
 15     1,220    27,636    10,771  10,771  200,000    17,725  17,725  200,000    18,808  18,808  200,000
 16     1,220    30,299    11,348  11,348  200,000    19,354  19,354  200,000    20,675  20,675  200,000
 17     1,220    33,094    11,850  11,850  200,000    20,996  20,996  200,000    22,602  22,602  200,000
 18     1,220    36,030    12,260  12,260  200,000    22,638  22,638  200,000    24,587  24,587  200,000
 19     1,220    39,112    12,561  12,561  200,000    24,260  24,260  200,000    26,630  26,630  200,000
 20     1,220    42,348    12,731  12,731  200,000    25,844  25,844  200,000    28,731  28,731  200,000
 21     1,220    45,746    12,746  12,746  200,000    27,365  27,365  200,000    30,889  30,889  200,000
 22     1,220    49,314    12,585  12,585  200,000    28,800  28,800  200,000    33,097  33,097  200,000
 23     1,220    53,061    12,220  12,220  200,000    30,123  30,123  200,000    35,345  35,345  200,000
 24     1,220    56,994    11,623  11,623  200,000    31,302  31,302  200,000    37,637  37,637  200,000
 25     1,220    61,125    10,752  10,752  200,000    32,295  32,295  200,000    39,973  39,973  200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
 Specified Amount for Option 1
Initial Modal Premium: $1,219.73-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                           GUARANTEED CHARGES                        CURRENT CHARGES
                           ---------------------------------------------------   ------------------------
END              PREMIUM      0.00% (-.75% NET)          6.00% (5.25% NET)          6.00% (5.25% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH    FUND    DEATH      CASH    FUND    DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS
 26     1,220     65,462    9,551   9,551  200,000    33,046  33,046  200,000    42,339  42,339  200,000
 27     1,220     70,016    7,946   7,946  200,000    33,479  33,479  200,000    44,726  44,726  200,000
 28     1,220     74,797    5,834   5,834  200,000    33,491  33,491  200,000    47,117  47,117  200,000
 29     1,220     79,818    3,091   3,091  200,000    32,960  32,960  200,000    49,468  49,468  200,000
 30     1,220     85,089   LAPSED  LAPSED   LAPSED    31,738  31,738  200,000    51,748  51,748  200,000
 31     1,220     90,625                              29,659  29,659  200,000    53,936  53,936  200,000
 32     1,220     96,436                              26,526  26,526  200,000    55,995  55,995  200,000
 33     1,220    102,539                              22,108  22,108  200,000    57,877  57,877  200,000
 34     1,220    108,947                              16,108  16,108  200,000    59,526  59,526  200,000
 35     1,220    115,675                               8,129   8,129  200,000    60,879  60,879  200,000
 36     1,220    122,739                              LAPSED  LAPSED   LAPSED    61,859  61,859  200,000
 37     1,220    130,157                                                         62,384  62,384  200,000
 38     1,220    137,945                                                         62,356  62,356  200,000
 39     1,220    146,123                                                         61,557  61,557  200,000
 40     1,220    154,710                                                         59,747  59,747  200,000
 41     1,220    163,726                                                         56,736  56,736  200,000
 42     1,220    173,194                                                         52,171  52,171  200,000
 43     1,220    183,134                                                         45,616  45,616  200,000
 44     1,220    193,571                                                         36,399  36,399  200,000
 45     1,220    204,531                                                         23,698  23,698  200,000
 46     1,220    216,038                                                          6,383   6,383  200,000
 47         0    226,840                                                         LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,219.73-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                        GUARANTEED CHARGES*           GUARANTEED CHARGES**            CURRENT CHARGES***
                    ---------------------------   ----------------------------   ----------------------------
            NET          0.00% (-.75% NET)            12.00% (11.25% NET)            12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND      DEATH      CASH      FUND      DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE     VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       1,323         0      876     200,000         0       999   200,000          0       999   200,000
   5       1,323     3,428    4,221     200,000     5,336     6,130   200,000      5,398     6,191   200,000
   10      1,323     7,817    7,949     200,000    15,927    16,059   200,000     16,324    16,456   200,000
   20      1,323    14,448   14,448     200,000    61,553    61,553   200,000     64,679    64,679   200,000
@ Age 70   1,323    12,911   12,911     200,000   105,845   105,845   200,000    113,582   113,582   200,000
@ Age 85   1,323    LAPSED   LAPSED      LAPSED   508,652   508,652   534,084    563,513   563,513   591,688
@ Age 90   1,323    LAPSED   LAPSED      LAPSED   828,345   828,345   869,763    933,169   933,169   979,828

* Policy lapses in policy year 31 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,322.78-Premium Mode:
  Annual-Riders: None
                                      D-10

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                GUARANTEED CHARGES                                 CURRENT CHARGES
                           ------------------------------------------------------------   ---------------------------------
END              PREMIUM      0.00% (-.75% NET)              12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
  1     1,323     1,389         0     876  200,000            0         999     200,000           0         999     200,000
  2     1,323     2,847       546   1,736  200,000          910       2,100     200,000         916       2,107     200,000
  3     1,323     4,379     1,523   2,581  200,000        2,257       3,315     200,000       2,274       3,332     200,000
  4     1,323     5,986     2,484   3,410  200,000        3,728       4,654     200,000       3,763       4,689     200,000
  5     1,323     7,675     3,428   4,221  200,000        5,336       6,130     200,000       5,398       6,191     200,000
  6     1,323     9,447     4,352   5,014  200,000        7,094       7,756     200,000       7,192       7,853     200,000
  7     1,323    11,309     5,256   5,785  200,000        9,017       9,546     200,000       9,162       9,691     200,000
  8     1,323    13,263     6,137   6,534  200,000       11,118      11,515     200,000      11,328      11,725     200,000
  9     1,323    15,315     6,992   7,256  200,000       13,416      13,680     200,000      13,708      13,972     200,000
 10     1,323    17,470     7,817   7,949  200,000       15,927      16,059     200,000      16,324      16,456     200,000
 11     1,323    19,732     8,863   8,863  200,000       18,945      18,945     200,000      19,471      19,471     200,000
 12     1,323    22,108     9,737   9,737  200,000       22,115      22,115     200,000      22,800      22,800     200,000
 13     1,323    24,602    10,566  10,566  200,000       25,597      25,597     200,000      26,472      26,472     200,000
 14     1,323    27,221    11,347  11,347  200,000       29,422      29,422     200,000      30,508      30,508     200,000
 15     1,323    29,971    12,072  12,072  200,000       33,623      33,623     200,000      34,937      34,937     200,000
 16     1,323    32,858    12,732  12,732  200,000       38,232      38,232     200,000      39,805      39,805     200,000
 17     1,323    35,890    13,317  13,317  200,000       43,289      43,289     200,000      45,157      45,157     200,000
 18     1,323    39,074    13,811  13,811  200,000       48,832      48,832     200,000      51,041      51,041     200,000
 19     1,323    42,416    14,195  14,195  200,000       54,903      54,903     200,000      57,520      57,520     200,000
 20     1,323    45,926    14,448  14,448  200,000       61,553      61,553     200,000      64,679      64,679     200,000
 21     1,323    49,611    14,549  14,549  200,000       68,836      68,836     200,000      72,601      72,601     200,000
 22     1,323    53,481    14,473  14,473  200,000       76,822      76,822     200,000      81,352      81,352     200,000
 23     1,323    57,544    14,196  14,196  200,000       85,587      85,587     200,000      91,019      91,019     200,000
 24     1,323    61,810    13,689  13,689  200,000       95,227      95,227     200,000     101,720     101,720     200,000
 25     1,323    66,289    12,911  12,911  200,000      105,845     105,845     200,000     113,582     113,582     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,322.78-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                GUARANTEED CHARGES                                 CURRENT CHARGES
                           ------------------------------------------------------------   ---------------------------------
END              PREMIUM      0.00% (-.75% NET)              12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26     1,323     70,992   11,807  11,807  200,000      117,566     117,566     200,000     126,739     126,739     200,000
 27     1,323     75,931   10,303  10,303  200,000      130,537     130,537     200,000     141,352     141,352     200,000
 28     1,323     81,116    8,300   8,300  200,000      144,939     144,939     200,000     157,604     157,604     200,000
 29     1,323     86,561    5,674   5,674  200,000      161,005     161,005     200,000     175,706     175,706     200,000
 30     1,323     92,278    2,288   2,288  200,000      179,042     179,042     200,000     195,901     195,901     209,614
 31     1,323     98,281   LAPSED  LAPSED   LAPSED      199,406     199,406     209,376     218,335     218,335     229,252
 32     1,323    104,584                                222,003     222,003     233,103     243,170     243,170     255,328
 33     1,323    111,202                                246,953     246,953     259,300     270,654     270,654     284,186
 34     1,323    118,151                                274,483     274,483     288,208     301,060     301,060     316,113
 35     1,323    125,448                                304,840     304,840     320,082     334,686     334,686     351,421
 36     1,323    133,109                                338,285     338,285     355,199     371,859     371,859     390,452
 37     1,323    141,153                                375,093     375,093     393,848     412,933     412,933     433,579
 38     1,323    149,600                                415,553     415,553     436,331     458,295     458,295     481,209
 39     1,323    158,469                                459,967     459,967     482,965     508,345     508,345     533,762
 40     1,323    167,781                                508,652     508,652     534,084     563,513     563,513     591,688
 41     1,323    177,559                                561,941     561,941     590,039     624,272     624,272     655,485
 42     1,323    187,826                                620,186     620,186     651,195     691,105     691,105     725,661
 43     1,323    198,606                                683,749     683,749     717,937     764,525     764,525     802,751
 44     1,323    209,925                                753,009     753,009     790,660     845,035     845,035     887,287
 45     1,323    221,811                                828,345     828,345     869,763     933,169     933,169     979,828
 46     1,323    234,290                                910,133     910,133     955,639   1,029,472   1,029,472   1,080,946
 47     1,323    247,393                              1,001,198   1,001,198   1,041,245   1,136,221   1,136,221   1,181,670
 48     1,323    261,152                              1,103,166   1,103,166   1,136,261   1,255,059   1,255,059   1,292,711
 49     1,323    275,599                              1,218,081   1,218,081   1,242,442   1,388,172   1,388,172   1,415,935
 50     1,323    290,767                              1,348,624   1,348,624   1,362,110   1,538,085   1,538,085   1,553,466

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,322.78-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                GUARANTEED CHARGES                                 CURRENT CHARGES
                           ------------------------------------------------------------   ---------------------------------
END              PREMIUM      0.00% (-.75% NET)              12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51     1,323    306,695                              1,492,374   1,492,374   1,507,297   1,703,794   1,703,794   1,720,832
 52     1,323    323,418                              1,650,054   1,650,054   1,666,555   1,886,851   1,886,851   1,905,720
 53     1,323    340,978                              1,821,428   1,821,428   1,839,642   2,089,117   2,089,117   2,110,008
 54     1,323    359,416                              2,007,836   2,007,836   2,027,914   2,312,558   2,312,558   2,335,684
 55     1,323    378,776                              2,213,192   2,213,192   2,235,323   2,559,344   2,559,344   2,584,937

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,322.78-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                        GUARANTEED CHARGES*          GUARANTEED CHARGES**           CURRENT CHARGES***
                    ---------------------------   ---------------------------   ---------------------------
            NET          0.00% (-.75% NET)             0.00% (-.75% NET)             0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND      DEATH      CASH     FUND      DEATH      CASH     FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE    VALUE    PROCEEDS    VALUE    VALUE    PROCEEDS
   1       1,798         0    1,299     200,000        0    1,299     200,000        0    1,299     200,000
   5       1,798     5,087    6,166     200,000    5,087    6,166     200,000    5,168    6,247     200,000
   10      1,798    11,063   11,243     200,000   11,063   11,243     200,000   11,406   11,586     200,000
   20      1,798    16,615   16,615     200,000   16,615   16,615     200,000   19,015   19,015     200,000
@ Age 70   1,798    10,336   10,336     200,000   10,336   10,336     200,000   17,765   17,765     200,000
@ Age 85       0    LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED
@ Age 90       0    LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED

* Policy lapses in policy year 29 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 29 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 32 based on current charges and a gross investment return of 0.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Smoker Standard                                Prepared On: 09/08/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,797.92-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
END              PREMIUM       0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
  1     1,798     1,888         0   1,299    200,000        0   1,299    200,000        0   1,299    200,000
  2     1,798     3,870       947   2,565    200,000      947   2,565    200,000      959   2,577    200,000
  3     1,798     5,951     2,362   3,800    200,000    2,362   3,800    200,000    2,392   3,831    200,000
  4     1,798     8,137     3,743   5,002    200,000    3,743   5,002    200,000    3,796   5,055    200,000
  5     1,798    10,431     5,087   6,166    200,000    5,087   6,166    200,000    5,168   6,247    200,000
  6     1,798    12,841     6,390   7,289    200,000    6,390   7,289    200,000    6,503   7,402    200,000
  7     1,798    15,371     7,645   8,365    200,000    7,645   8,365    200,000    7,800   8,519    200,000
  8     1,798    18,027     8,848   9,387    200,000    8,848   9,387    200,000    9,052   9,592    200,000
  9     1,798    20,816     9,990  10,350    200,000    9,990  10,350    200,000   10,257  10,616    200,000
 10     1,798    23,745    11,063  11,243    200,000   11,063  11,243    200,000   11,406  11,586    200,000
 11     1,798    26,820    12,328  12,328    200,000   12,328  12,328    200,000   12,752  12,752    200,000
 12     1,798    30,049    13,325  13,325    200,000   13,325  13,325    200,000   13,837  13,837    200,000
 13     1,798    33,439    14,227  14,227    200,000   14,227  14,227    200,000   14,827  14,827    200,000
 14     1,798    36,999    15,025  15,025    200,000   15,025  15,025    200,000   15,730  15,730    200,000
 15     1,798    40,736    15,707  15,707    200,000   15,707  15,707    200,000   16,539  16,539    200,000
 16     1,798    44,661    16,259  16,259    200,000   16,259  16,259    200,000   17,250  17,250    200,000
 17     1,798    48,782    16,657  16,657    200,000   16,657  16,657    200,000   17,858  17,858    200,000
 18     1,798    53,109    16,872  16,872    200,000   16,872  16,872    200,000   18,357  18,357    200,000
 19     1,798    57,652    16,870  16,870    200,000   16,870  16,870    200,000   18,745  18,745    200,000
 20     1,798    62,422    16,615  16,615    200,000   16,615  16,615    200,000   19,015  19,015    200,000
 21     1,798    67,431    16,071  16,071    200,000   16,071  16,071    200,000   19,163  19,163    200,000
 22     1,798    72,691    15,207  15,207    200,000   15,207  15,207    200,000   19,113  19,113    200,000
 23     1,798    78,213    13,991  13,991    200,000   13,991  13,991    200,000   18,872  18,872    200,000
 24     1,798    84,012    12,385  12,385    200,000   12,385  12,385    200,000   18,430  18,430    200,000
 25     1,798    90,100    10,336  10,336    200,000   10,336  10,336    200,000   17,765  17,765    200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/08/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,797.92-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
END              PREMIUM       0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
 26     1,798    96,493     7,763   7,763    200,000    7,763   7,763    200,000   16,824  16,824    200,000
 27     1,798    103,205    4,549   4,549    200,000    4,549   4,549    200,000   15,598  15,598    200,000
 28     1,798    110,253      543     543    200,000      543     543    200,000   14,034  14,034    200,000
 29     1,798    117,654   LAPSED  LAPSED     LAPSED   LAPSED  LAPSED     LAPSED   11,985  11,985    200,000
 30     1,798    125,424                                                            9,352   9,352    200,000
 31     1,798    133,583                                                            6,103   6,103    200,000
 32     1,798    142,150                                                            2,102   2,102    200,000
 33         0    149,258                                                           LAPSED  LAPSED     LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/08/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,797.92-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,798         0    1,299   200,000         0    1,386   200,000         0    1,386   200,000
   5       1,798     5,087    6,166   200,000     6,358    7,486   200,000     6,446    7,525   200,000
   10      1,798    11,063   11,243   200,000    15,846   16,026   200,000    16,257   16,436   200,000
   20      1,798    16,615   16,615   200,000    36,869   36,869   200,000    39,909   39,909   200,000
@ Age 70   1,798    10,336   10,336   200,000    43,198   43,198   200,000    52,169   52,169   200,000
@ Age 85   1,798    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    37,759   37,759   200,000
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 29 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 36 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 42 based on current charges and a gross investment return of 6.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Smoker Standard                                Prepared On: 09/07/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,797.92-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
END              PREMIUM       0.00% (-.75% NET)           6.00% (5.25% NET)           6.00% (5.25% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
  1    1,798      1,888         0   1,299    200,000        0   1,386    200,000        0   1,386    200,000
  2    1,798      3,870       947   2,565    200,000    1,203   2,821    200,000    1,215   2,833    200,000
  3    1,798      5,951     2,362   3,800    200,000    2,870   4,308    200,000    2,901   4,340    200,000
  4    1,798      8,137     3,743   5,002    200,000    4,588   5,847    200,000    4,646   5,904    200,000
  5    1,798     10,431     5,087   6,166    200,000    6,358   7,436    200,000    6,446   7,525    200,000
  6    1,798     12,841     6,390   7,289    200,000    8,175   9,074    200,000    8,303   9,202    200,000
  7    1,798     15,371     7,645   8,365    200,000   10,038  10,757    200,000   10,215  10,934    200,000
  8    1,798     18,027     8,848   9,387    200,000   11,941  12,481    200,000   12,180  12,719    200,000
  9    1,798     20,816     9,990  10,350    200,000   13,880  14,239    200,000   14,195  14,555    200,000
 10    1,798     23,745    11,063  11,243    200,000   15,846  16,026    200,000   16,257  16,436    200,000
 11    1,798     26,820    12,328  12,328    200,000   18,113  18,113    200,000   18,629  18,629    200,000
 12    1,798     30,049    13,325  13,325    200,000   20,228  20,228    200,000   20,862  20,862    200,000
 13    1,798     33,439    14,227  14,227    200,000   22,366  22,366    200,000   23,124  23,124    200,000
 14    1,798     36,999    15,025  15,025    200,000   24,519  24,519    200,000   25,424  25,424    200,000
 15    1,798     40,736    15,707  15,707    200,000   26,679  26,679    200,000   27,760  27,760    200,000
 16    1,798     44,661    16,259  16,259    200,000   28,831  28,831    200,000   30,130  30,130    200,000
 17    1,798     48,782    16,657  16,657    200,000   30,956  30,956    200,000   32,530  32,530    200,000
 18    1,798     53,109    16,872  16,872    200,000   33,026  33,026    200,000   34,961  34,961    200,000
 19    1,798     57,652    16,870  16,870    200,000   35,008  35,008    200,000   37,421  37,421    200,000
 20    1,798     62,422    16,615  16,615    200,000   36,869  36,869    200,000   39,909  39,909    200,000
 21    1,798     67,431    16,071  16,071    200,000   38,576  38,576    200,000   42,426  42,426    200,000
 22    1,798     72,691    15,207  15,207    200,000   40,096  40,096    200,000   44,908  44,908    200,000
 23    1,798     78,213    13,991  13,991    200,000   41,400  41,400    200,000   47,363  47,363    200,000
 24    1,798     84,012    12,385  12,385    200,000   42,451  42,451    200,000   49,788  49,788    200,000
 25    1,798     90,100    10,336  10,336    200,000   43,198  43,198    200,000   52,169  52,169    200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/07/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,797.92-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
END              PREMIUM       0.00% (-.75% NET)           6.00% (5.25% NET)           6.00% (5.25% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
 26     1,798    96,493     7,763   7,763    200,000   43,567  43,567    200,000   54,466  54,466    200,000
 27     1,798    103,205    4,549   4,549    200,000   43,450  43,450    200,000   56,677  56,677    200,000
 28     1,798    110,253      543     543    200,000   42,712  42,712    200,000   58,764  58,764    200,000
 29     1,798    117,654   LAPSED  LAPSED     LAPSED   41,187  41,187    200,000   60,622  60,622    200,000
 30     1,798    125,424                               38,680  38,680    200,000   62,178  62,178    200,000
 31     1,798    133,583                               34,967  34,967    200,000   63,414  63,414    200,000
 32     1,798    142,150                               29,796  29,796    200,000   64,238  64,238    200,000
 33     1,798    151,146                               22,867  22,867    200,000   64,549  64,549    200,000
 34     1,798    160,591                               13,795  13,795    200,000   64,226  64,226    200,000
 35     1,798    170,508                                2,050   2,050    200,000   63,127  63,127    200,000
 36     1,798    180,921                               LAPSED  LAPSED     LAPSED   61,106  61,106    200,000
 37     1,798    191,855                                                           57,938  57,938    200,000
 38     1,798    203,336                                                           53,368  53,368    200,000
 39     1,798    215,390                                                           46,858  46,858    200,000
 40     1,798    228,048                                                           37,759  37,759    200,000
 41     1,798    241,338                                                           25,575  25,575    200,000
 42     1,798    255,293                                                            9,165   9,165    200,000
 43         0    268,057                                                           LAPSED  LAPSED     LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/07/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,797.92-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
            NET         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       1,932         0    1,419   200,000            0       1,608     200,000           0       1,608     200,000
   5       1,932     5,593    6,752   200,000        8,603       9,762     200,000       8,701       9,860     200,000
   10      1,932    12,196   12,389   200,000       24,984      25,178     200,000      25,476      25,669     200,000
   20      1,932    18,908   18,908   200,000       91,845      91,845     200,000      94,631      94,631     200,000
@ Age 70   1,932    13,304   13,304   200,000      158,601     158,601     200,000     165,137     165,137     200,000
@ Age 85   1,932    LAPSED   LAPSED    LAPSED      768,789     768,789     807,229     811,135     811,135     851,692
@ Age 90   1,932    LAPSED   LAPSED    LAPSED    1,246,741   1,246,741   1,309,078   1,326,611   1,326,611   1,392,941

* Policy lapses in policy year 29 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Smoker Standard                                Prepared On: 09/06/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,932.08-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                              GUARANTEED CHARGES                              CURRENT CHARGES
                           ---------------------------------------------------------   -----------------------------
END              PREMIUM       0.00% (-.75% NET)            12.00% (11.25% NET)             12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH      FUND      DEATH      CASH      FUND       DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
  1     1,932     2,029         0    1,419   200,000          0     1,608   200,000          0     1,608     200,000
  2     1,932     4,159     1,064    2,803   200,000      1,631     3,370   200,000      1,644     3,383     200,000
  3     1,932     6,395     2,610    4,156   200,000      3,761     5,306   200,000      3,794     5,340     200,000
  4     1,932     8,744     4,121    5,473   200,000      6,079     7,431   200,000      6,140     7,493     200,000
  5     1,932    11,210     5,593    6,752   200,000      8,603     9,762   200,000      8,701     9,860     200,000
  6     1,932    13,799     7,023    7,989   200,000     11,351    12,317   200,000     11,495    12,461     200,000
  7     1,932    16,518     8,404    9,177   200,000     14,342    15,115   200,000     14,544    15,317     200,000
  8     1,932    19,372     9,732   10,312   200,000     17,596    18,176   200,000     17,874    18,453     200,000
  9     1,932    22,369    10,999   11,385   200,000     21,136    21,522   200,000     21,508    21,895     200,000
 10     1,932    25,517    12,196   12,389   200,000     24,984    25,178   200,000     25,476    25,669     200,000
 11     1,932    28,821    13,587   13,587   200,000     29,463    29,463   200,000     30,091    30,091     200,000
 12     1,932    32,291    14,698   14,698   200,000     34,148    34,148   200,000     34,933    34,933     200,000
 13     1,932    35,934    15,712   15,712   200,000     39,273    39,273   200,000     40,232    40,232     200,000
 14     1,932    39,759    16,623   16,623   200,000     44,883    44,883   200,000     46,015    46,015     200,000
 15     1,932    43,776    17,418   17,418   200,000     51,028    51,028   200,000     52,350    52,350     200,000
 16     1,932    47,994    18,083   18,083   200,000     57,761    57,761   200,000     59,296    59,296     200,000
 17     1,932    52,422    18,596   18,596   200,000     65,140    65,140   200,000     66,911    66,911     200,000
 18     1,932    57,072    18,927   18,927   200,000     73,229    73,229   200,000     75,271    75,271     200,000
 19     1,932    61,954    19,042   19,042   200,000     82,100    82,100   200,000     84,475    84,475     200,000
 20     1,932    67,080    18,908   18,908   200,000     91,845    91,845   200,000     94,631    94,631     200,000
 21     1,932    72,463    18,489   18,489   200,000    102,576   102,576   200,000    105,916   105,916     200,000
 22     1,932    78,115    17,753   17,753   200,000    114,430   114,430   200,000    118,412   118,412     200,000
 23     1,932    84,049    16,670   16,670   200,000    127,577   127,577   200,000    132,308   132,308     200,000
 24     1,932    90,280    15,205   15,205   200,000    142,220   142,220   200,000    147,805   147,805     200,000
 25     1,932    96,823    13,304   13,304   200,000    158,601   158,601   200,000    165,137   165,137     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/06/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,932.08-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                               GUARANTEED CHARGES                                 CURRENT CHARGES
                           -----------------------------------------------------------   ---------------------------------
END              PREMIUM      0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26     1,932    103,693   10,888  10,888  200,000     177,010     177,010     203,562     184,526     184,526     212,205
 27     1,932    110,906    7,843   7,843  200,000     197,525     197,525     223,204     206,026     206,026     232,810
 28     1,932    118,480    4,022   4,022  200,000     220,218     220,218     244,442     229,842     229,842     255,125
 29     1,932    126,433   LAPSED  LAPSED   LAPSED     245,343     245,343     267,424     256,229     256,229     279,290
 30     1,932    134,783                               273,205     273,205     292,329     285,492     285,492     305,477
 31     1,932    143,551                               304,164     304,164     319,372     317,986     317,986     333,885
 32     1,932    152,758                               338,317     338,317     355,232     353,893     353,893     371,587
 33     1,932    162,424                               375,973     375,973     394,772     393,553     393,553     413,230
 34     1,932    172,574                               417,469     417,469     438,343     437,333     437,333     459,199
 35     1,932    183,231                               463,165     463,165     486,324     485,632     485,632     509,914
 36     1,932    194,422                               513,445     513,445     539,117     538,888     538,888     565,832
 37     1,932    206,171                               568,713     568,713     597,149     597,564     597,564     627,442
 38     1,932    218,509                               629,394     629,394     660,864     662,166     662,166     695,274
 39     1,932    231,463                               695,928     695,928     730,725     733,183     733,183     769,843
 40     1,932    245,065                               768,789     768,789     807,229     811,135     811,135     851,692
 41     1,932    259,346                               848,484     848,484     890,908     896,640     896,640     941,472
 42     1,932    274,342                               935,551     935,551     982,328     990,244     990,244   1,039,756
 43     1,932    290,088                             1,030,555   1,030,555   1,082,082   1,092,693   1,092,693   1,147,328
 44     1,932    306,621                             1,134,080   1,134,080   1,190,784   1,204,586   1,204,586   1,264,816
 45     1,932    323,981                             1,246,741   1,246,741   1,309,078   1,326,611   1,326,611   1,392,941
 46     1,932    342,209                             1,369,106   1,369,106   1,437,561   1,459,604   1,459,604   1,532,584
 47     1,932    361,348                             1,505,605   1,505,605   1,565,830   1,607,615   1,607,615   1,671,919
 48     1,932    381,444                             1,658,674   1,658,674   1,708,434   1,773,177   1,773,177   1,826,372
 49     1,932    402,545                             1,831,350   1,831,350   1,867,977   1,959,665   1,959,665   1,998,858
 50     1,932    424,701                             2,027,594   2,027,594   2,047,870   2,170,762   2,170,762   2,192,470

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/06/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,932.08-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                               GUARANTEED CHARGES                                 CURRENT CHARGES
                           -----------------------------------------------------------   ---------------------------------
END              PREMIUM      0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51     1,932    447,965                             2,243,698   2,243,698   2,266,135   2,404,178   2,404,178   2,428,220
 52     1,932    472,392                             2,480,744   2,480,744   2,505,551   2,662,245   2,662,245   2,688,867
 53     1,932    498,040                             2,738,374   2,738,374   2,765,758   2,947,527   2,947,527   2,977,003
 54     1,932    524,971                             3,018,614   3,018,614   3,048,800   3,262,837   3,262,837   3,295,465
 55     1,932    553,248                             3,327,339   3,327,339   3,360,612   3,611,256   3,611,256   3,647,369

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Smoker Standard                                Prepared On: 09/06/00
Age 45 Female Smoker Standard                                       Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $1,932.08-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,220         0      784   200,784         0      784   200,784         0      784   200,784
   5       1,220     3,038    3,770   203,770     3,038    3,770   203,770     3,090    3,822   203,822
   10      1,220     6,938    7,060   207,060     6,938    7,060   207,060     7,231    7,353   207,353
   20      1,220    12,500   12,500   212,500    12,500   12,500   212,500    14,838   14,838   214,838
@ Age 70   1,220    10,102   10,102   210,102    10,102   10,102   210,102    16,388   16,388   216,388
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 36 based on current charges and a gross investment return of 0.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 2
Initial Modal Premium: $1,219.73-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
END              PREMIUM       0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
  1    1,220      1,281         0     784    200,784        0     784    200,784        0     784    200,784
  2    1,220      2,625       456   1,553    201,553      456   1,553    201,553      461   1,559    201,559
  3    1,220      4,037     1,332   2,308    202,308    1,332   2,308    202,308    1,348   2,324    202,324
  4    1,220      5,520     2,194   3,047    203,047    2,194   3,047    203,047    2,225   3,078    203,078
  5    1,220      7,077     3,038   3,770    203,770    3,038   3,770    203,770    3,090   3,822    203,822
  6    1,220      8,711     3,865   4,474    204,474    3,865   4,474    204,474    3,945   4,555    204,555
  7    1,220     10,428     4,671   5,159    205,159    4,671   5,159    205,159    4,787   5,275    205,275
  8    1,220     12,230     5,454   5,820    205,820    5,454   5,820    205,820    5,617   5,983    205,983
  9    1,220     14,122     6,211   6,455    206,455    6,211   6,455    206,455    6,432   6,676    206,676
 10    1,220     16,109     6,938   7,060    207,060    6,938   7,060    207,060    7,231   7,353    207,353
 11    1,220     18,195     7,882   7,882    207,882    7,882   7,882    207,882    8,262   8,262    208,262
 12    1,220     20,385     8,663   8,663    208,663    8,663   8,663    208,663    9,145   9,145    209,145
 13    1,220     22,685     9,399   9,399    209,399    9,399   9,399    209,399    9,998   9,998    209,998
 14    1,220     25,100    10,083  10,083    210,083   10,083  10,083    210,083   10,819  10,819    210,819
 15    1,220     27,636    10,708  10,708    210,708   10,708  10,708    210,708   11,604  11,604    211,604
 16    1,220     30,299    11,265  11,265    211,265   11,265  11,265    211,265   12,348  12,348    212,348
 17    1,220     33,094    11,741  11,741    211,741   11,741  11,741    211,741   13,048  13,048    213,048
 18    1,220     36,030    12,119  12,119    212,119   12,119  12,119    212,119   13,699  13,699    213,699
 19    1,220     39,112    12,380  12,380    212,380   12,380  12,380    212,380   14,297  14,297    214,297
 20    1,220     42,348    12,500  12,500    212,500   12,500  12,500    212,500   14,838  14,838    214,838
 21    1,220     45,746    12,455  12,455    212,455   12,455  12,455    212,455   15,316  15,316    215,316
 22    1,220     49,314    12,221  12,221    212,221   12,221  12,221    212,221   15,720  15,720    215,720
 23    1,220     53,061    11,773  11,773    211,773   11,773  11,773    211,773   16,033  16,033    216,033
 24    1,220     56,994    11,080  11,080    211,080   11,080  11,080    211,080   16,257  16,257    216,257
 25    1,220     61,125    10,102  10,102    210,102   10,102  10,102    210,102   16,388  16,388    216,388

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 2
Initial Modal Premium: $1,219.73-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
END              PREMIUM       0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
 26     1,220    65,462     8,788   8,788    208,788    8,788   8,788    208,788   16,404  16,404    216,404
 27     1,220    70,016     7,065   7,065    207,065    7,065   7,065    207,065   16,289  16,289    216,289
 28     1,220    74,797     4,842   4,842    204,842    4,842   4,842    204,842   16,018  16,018    216,018
 29     1,220    79,818     2,012   2,012    202,012    2,012   2,012    202,012   15,532  15,532    215,532
 30     1,220    85,089    LAPSED  LAPSED     LAPSED   LAPSED  LAPSED     LAPSED   14,787  14,787    214,787
 31     1,220    90,625                                                            13,758  13,758    213,758
 32     1,220    96,436                                                            12,394  12,394    212,394
 33     1,220    102,539                                                           10,636  10,636    210,636
 34     1,220    108,947                                                            8,417   8,417    208,417
 35     1,220    115,675                                                            5,662   5,662    205,662
 36     1,220    122,739                                                            2,289   2,289    202,289
 37         0    128,876                                                           LAPSED  LAPSED     LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc, Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 2
Initial Modal Premium: $1,219.73-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,220         0      784   200,784         0      840   200,840         0      840   200,840
   5       1,220     3,038    3,770   203,770     3,828    4,559   204,559     3,885    4,617   204,617
   10      1,220     6,938    7,060   207,060     9,908   10,030   210,030    10,256   10,378   210,378
   20      1,220    12,500   12,500   212,500    25,354   25,354   225,354    28,505   28,505   228,505
@ Age 70   1,220    10,102   10,102   210,102    30,502   30,502   230,502    39,138   39,138   239,138
@ Age 85   1,220    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    39,245   39,245   239,245
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 35 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 43 based on current charges and a gross investment return of 6.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 2
Initial Modal Premium: $1,219.73-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
END              PREMIUM       0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1     1,220     1,281         0      784   200,784         0      840   200,840         0      840   200,840
  2     1,220     2,625       456    1,553   201,553       617    1,715   201,715       623    1,721   201,721
  3     1,220     4,037     1,332    2,308   202,308     1,650    2,626   202,626     1,667    2,642   202,642
  4     1,220     5,520     2,194    3,047   203,047     2,720    3,574   203,574     2,753    3,607   203,607
  5     1,220     7,077     3,038    3,770   203,770     3,828    4,559   204,559     3,885    4,617   204,617
  6     1,220     8,711     3,865    4,474   204,474     4,973    5,583   205,583     5,062    5,672   205,672
  7     1,220    10,428     4,671    5,159   205,159     6,155    6,643   206,643     6,287    6,775   206,775
  8     1,220    12,230     5,454    5,820   205,820     7,372    7,738   207,738     7,561    7,926   207,926
  9     1,220    14,122     6,211    6,455   206,455     8,624    8,868   208,868     8,883    9,127   209,127
 10     1,220    16,109     6,938    7,060   207,060     9,908   10,030   210,030    10,256   10,378   210,378
 11     1,220    18,195     7,882    7,882   207,882    11,480   11,480   211,480    11,938   11,938   211,938
 12     1,220    20,385     8,663    8,663   208,663    12,967   12,967   212,967    13,558   13,558   213,558
 13     1,220    22,685     9,399    9,399   209,399    14,489   14,489   214,489    15,236   15,236   215,236
 14     1,220    25,100    10,083   10,083   210,083    16,041   16,041   216,041    16,972   16,972   216,972
 15     1,220    27,636    10,708   10,708   210,708    17,615   17,615   217,615    18,765   18,765   218,765
 16     1,220    30,299    11,265   11,265   211,265    19,203   19,203   219,203    20,612   20,612   220,612
 17     1,220    33,094    11,741   11,741   211,741    20,791   20,791   220,791    22,512   22,512   222,512
 18     1,220    36,030    12,119   12,119   212,119    22,362   22,362   222,362    24,463   24,463   224,463
 19     1,220    39,112    12,380   12,380   212,380    23,891   23,891   223,891    26,462   26,462   226,462
 20     1,220    42,348    12,500   12,500   212,500    25,354   25,354   225,354    28,505   28,505   228,505
 21     1,220    45,746    12,455   12,455   212,455    26,719   26,719   226,719    30,590   30,590   230,590
 22     1,220    49,314    12,221   12,221   212,221    27,955   27,955   227,955    32,706   32,706   232,706
 23     1,220    53,061    11,773   11,773   211,773    29,027   29,027   229,027    34,836   34,836   234,836
 24     1,220    56,994    11,080   11,080   211,080    29,894   29,894   229,894    36,982   36,982   236,982
 25     1,220    61,125    10,102   10,102   210,102    30,502   30,502   230,502    39,138   39,138   239,138

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 2
Initial Modal Premium: $1,219.73-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                           GUARANTEED CHARGES                      CURRENT CHARGES
                           --------------------------------------------------  ------------------------
END              PREMIUM      0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26     1,220    65,462     8,788   8,788  208,788   30,781  30,781  230,781   41,283  41,283  241,283
 27     1,220    70,016     7,065   7,065  207,065   30,638  30,638  230,638   43,398  43,398  243,398
 28     1,220    74,797     4,842   4,842  204,842   29,952  29,952  229,952   45,453  45,453  245,453
 29     1,220    79,818     2,012   2,012  202,012   28,580  28,580  228,580   47,385  47,385  247,385
 30     1,220    85,089    LAPSED  LAPSED   LAPSED   26,366  26,366  226,366   49,138  49,138  249,138
 31     1,220    90,625                              23,140  23,140  223,140   50,674  50,674  250,674
 32     1,220    96,436                              18,729  18,729  218,729   51,929  51,929  251,929
 33     1,220    102,539                             12,947  12,947  212,947   52,823  52,823  252,823
 34     1,220    108,947                              5,587   5,587  205,587   53,266  53,266  253,266
 35     1,220    115,675                             LAPSED  LAPSED   LAPSED   53,153  53,153  253,153
 36     1,220    122,739                                                       52,365  52,365  252,365
 37     1,220    130,157                                                       50,780  50,780  250,780
 38     1,220    137,945                                                       48,261  48,261  248,261
 39     1,220    146,123                                                       44,514  44,514  244,514
 40     1,220    154,710                                                       39,245  39,245  239,245
 41     1,220    163,726                                                       32,282  32,282  232,282
 42     1,220    173,194                                                       23,286  23,286  223,286
 43     1,220    183,134                                                       11,919  11,919  211,919
 44         0    192,291                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 2
Initial Modal Premium: $1,219.73-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*           GUARANTEED CHARGES**            CURRENT CHARGES***
                    --------------------------   ----------------------------   ----------------------------
            NET         0.00% (-.75% NET)            12.00% (11.25% NET)            12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH      FUND      DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       1,323         0      876   200,876          0       999   200,999          0       999   200,999
   5       1,323     3,426    4,220   204,220      5,334     6,128   206,128      5,397     6,191   206,191
   10      1,323     7,803    7,936   207,936     15,898    16,030   216,030     16,315    16,447   216,447
   20      1,323    14,189   14,189   214,189     60,350    60,350   260,350     63,941    63,941   263,941
@ Age 70   1,323    12,166   12,166   212,166    100,148   100,148   300,148    110,276   110,276   310,276
@ Age 85   1,323    LAPSED   LAPSED    LAPSED    268,483   268,483   468,483    453,642   453,642   653,642
@ Age 90   1,323    LAPSED   LAPSED    LAPSED    252,535   252,535   452,535    661,426   661,426   861,426

* Policy lapses in policy year 31 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 51 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 2
Initial Modal Premium: $1,322.78-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                             GUARANTEED CHARGES                               CURRENT CHARGES
                           -------------------------------------------------------   ---------------------------------
END              PREMIUM       0.00% (-.75% NET)           12.00% (11.25% NET)              12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
  1     1,323     1,389         0      876   200,876         0      999   200,999            0         999     200,999
  2     1,323     2,847       546    1,736   201,736       910    2,100   202,100          916       2,107     202,107
  3     1,323     4,379     1,523    2,581   202,581     2,256    3,315   203,315        2,274       3,332     203,332
  4     1,323     5,986     2,483    3,409   203,409     3,727    4,653   204,653        3,763       4,689     204,689
  5     1,323     7,675     3,426    4,220   204,220     5,334    6,128   206,128        5,397       6,191     206,191
  6     1,323     9,447     4,350    5,011   205,011     7,091    7,752   207,752        7,191       7,852     207,852
  7     1,323    11,309     5,253    5,782   205,782     9,010    9,539   209,539        9,161       9,690     209,690
  8     1,323    13,263     6,131    6,528   206,528    11,107   11,504   211,504       11,325      11,722     211,722
  9     1,323    15,315     6,983    7,247   207,247    13,397   13,662   213,662       13,702      13,967     213,967
 10     1,323    17,470     7,803    7,936   207,936    15,898   16,030   216,030       16,315      16,447     216,447
 11     1,323    19,732     8,843    8,843   208,843    18,899   18,899   218,899       19,457      19,457     219,457
 12     1,323    22,108     9,709    9,709   209,709    22,045   22,045   222,045       22,777      22,777     222,777
 13     1,323    24,602    10,528   10,528   210,528    25,494   25,494   225,494       26,436      26,436     226,436
 14     1,323    27,221    11,295   11,295   211,295    29,271   29,271   229,271       30,450      30,450     230,450
 15     1,323    29,971    12,002   12,002   212,002    33,404   33,404   233,404       34,840      34,840     234,840
 16     1,323    32,858    12,639   12,639   212,639    37,920   37,920   237,920       39,652      39,652     239,652
 17     1,323    35,890    13,195   13,195   213,195    42,847   42,847   242,847       44,921      44,921     244,921
 18     1,323    39,074    13,653   13,653   213,653    48,211   48,211   248,211       50,686      50,686     250,686
 19     1,323    42,416    13,992   13,992   213,992    54,037   54,037   254,037       56,998      56,998     256,998
 20     1,323    45,926    14,189   14,189   214,189    60,350   60,350   260,350       63,941      63,941     263,941
 21     1,323    49,611    14,221   14,221   214,221    67,174   67,174   267,174       71,586      71,586     271,586
 22     1,323    53,481    14,063   14,063   214,063    74,538   74,538   274,538       79,970      79,970     279,970
 23     1,323    57,544    13,689   13,689   213,689    82,471   82,471   282,471       89,152      89,152     289,152
 24     1,323    61,810    13,070   13,070   213,070    91,001   91,001   291,001       99,223      99,223     299,223
 25     1,323    66,289    12,166   12,166   212,166    100,148  100,148  300,148      110,276     110,276     310,276

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 2
Initial Modal Premium: $1,322.78-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                              GUARANTEED CHARGES                                CURRENT CHARGES
                           ---------------------------------------------------------   ---------------------------------
END              PREMIUM       0.00% (-.75% NET)            12.00% (11.25% NET)               12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH      FUND      DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
 26     1,323    70,992    10,924   10,924   210,924    109,919   109,919   309,919      122,391     122,391     322,391
 27     1,323    75,931     9,273    9,273   209,273    120,303   120,303   320,303      135,664     135,664     335,664
 28     1,323    81,116     7,121    7,121   207,121    131,264   131,264   331,264      150,192     150,192     350,192
 29     1,323    86,561     4,361    4,361   204,361    142,745   142,745   342,745      166,042     166,042     366,042
 30     1,323    92,278       879      879   200,879    154,677   154,677   354,677      183,307     183,307     383,307
 31     1,323    98,281    LAPSED   LAPSED    LAPSED    166,977   166,977   366,977      202,080     202,080     402,080
 32     1,323    104,584                                179,559   179,559   379,559      222,457     222,457     422,457
 33     1,323    111,202                                192,321   192,321   392,321      244,531     244,531     444,531
 34     1,323    118,151                                205,140   205,140   405,140      268,392     268,392     468,392
 35     1,323    125,448                                217,845   217,845   417,845      294,134     294,134     494,134
 36     1,323    133,109                                230,195   230,195   430,195      321,844     321,844     521,844
 37     1,323    141,153                                241,869   241,869   441,869      351,621     351,621     551,621
 38     1,323    149,600                                252,459   252,459   452,459      383,564     383,564     583,564
 39     1,323    158,469                                261,498   261,498   461,498      417,593     417,593     617,593
 40     1,323    167,781                                268,483   268,483   468,483      453,642     453,642     653,642
 41     1,323    177,559                                272,882   272,882   472,882      491,740     491,740     691,740
 42     1,323    187,826                                274,131   274,131   474,131      531,762     531,762     731,762
 43     1,323    198,606                                271,620   271,620   471,620      573,582     573,582     773,582
 44     1,323    209,925                                264,682   264,682   464,682      616,885     616,885     816,885
 45     1,323    221,811                                252,535   252,535   452,535      661,426     661,426     861,426
 46     1,323    234,290                                234,268   234,268   434,268      706,924     706,924     906,924
 47     1,323    247,393                                208,749   208,749   408,749      753,016     753,016     953,016
 48     1,323    261,152                                174,502   174,502   374,502      799,280     799,280     999,280
 48     1,323    275,599                                129,375   129,375   329,375      846,275     846,275   1,046,275
 50     1,323    290,767                                 69,777    69,777   269,777      893,820     893,820   1,093,820

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 2
Initial Modal Premium: $1,322.78-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                             GUARANTEED CHARGES                               CURRENT CHARGES
                           -------------------------------------------------------   ---------------------------------
END              PREMIUM       0.00% (-.75% NET)           12.00% (11.25% NET)              12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
 51     1,323    306,695                                LAPSED   LAPSED    LAPSED      941,638     941,638   1,141,638
 51     1,323    323,418                                                               988,262     988,262   1,188,262
 53     1,323    340,978                                                             1,034,945   1,034,945   1,234,945
 54     1,323    359,416                                                             1,081,483   1,081,483   1,281,483
 55     1,323    378,776                                                             1,127,791   1,127,791   1,327,791

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 45 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 2
Initial Modal Premium: $1,322.78-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1        692          0      361   200,000         0      361   200,000         0      361   200,000
   5        692      1,337    1,753   200,000     1,337    1,753   200,000     1,348    1,764   200,000
   10       692      3,279    3,348   200,000     3,279    3,348   200,000     3,335    3,404   200,000
   20       692      7,476    7,476   200,000     7,476    7,476   200,000     7,955    7,955   200,000
@ Age 70    692      2,890    2,890   200,000     2,890    2,890   200,000    10,023   10,023   200,000
@ Age 85      0     LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90      0     LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 37 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 37 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 43 based on current charges and a gross investment return of 0.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $692.37-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
END              PREMIUM       0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1      692        727         0      361   200,000         0      361   200,000         0      361   200,000
  2      692      1,490        94      717   200,000        94      717   200,000        96      719   200,000
  3      692      2,292       514    1,068   200,000       514    1,068   200,000       518    1,072   200,000
  4      692      3,133       928    1,413   200,000       928    1,413   200,000       935    1,420   200,000
  5      692      4,017     1,337    1,753   200,000     1,337    1,753   200,000     1,348    1,764   200,000
  6      692      4,945     1,740    2,086   200,000     1,740    2,086   200,000     1,757    2,103   200,000
  7      692      5,919     2,135    2,412   200,000     2,135    2,412   200,000     2,160    2,436   200,000
  8      692      6,942     2,524    2,732   200,000     2,524    2,732   200,000     2,557    2,765   200,000
  9      692      8,016     2,906    3,044   200,000     2,906    3,044   200,000     2,949    3,088   200,000
 10      692      9,144     3,279    3,348   200,000     3,279    3,348   200,000     3,335    3,404   200,000
 11      692     10,328     3,831    3,831   200,000     3,831    3,831   200,000     3,902    3,902   200,000
 12      692     11,572     4,302    4,302   200,000     4,302    4,302   200,000     4,391    4,391   200,000
 13      692     12,877     4,761    4,761   200,000     4,761    4,761   200,000     4,872    4,872   200,000
 14      692     14,248     5,205    5,205   200,000     5,205    5,205   200,000     5,344    5,344   200,000
 15      692     15,687     5,635    5,635   200,000     5,635    5,635   200,000     5,806    5,806   200,000
 16      692     17,199     6,047    6,047   200,000     6,047    6,047   200,000     6,257    6,257   200,000
 17      692     18,786     6,441    6,441   200,000     6,441    6,441   200,000     6,698    6,698   200,000
 18      692     20,452     6,812    6,812   200,000     6,812    6,812   200,000     7,129    7,129   200,000
 19      692     22,202     7,159    7,159   200,000     7,159    7,159   200,000     7,548    7,548   200,000
 20      692     24,039     7,476    7,476   200,000     7,476    7,476   200,000     7,955    7,955   200,000
 21      692     25,967     7,761    7,761   200,000     7,761    7,761   200,000     8,350    8,350   200,000
 22      692     27,993     8,009    8,009   200,000     8,009    8,009   200,000     8,727    8,727   200,000
 23      692     30,119     8,215    8,215   200,000     8,215    8,215   200,000     9,085    9,085   200,000
 24      692     32,352     8,374    8,374   200,000     8,374    8,374   200,000     9,420    9,420   200,000
 25      692     34,697     8,479    8,479   200,000     8,479    8,479   200,000     9,728    9,728   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $692.37-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
END              PREMIUM       0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 26      692     37,159     8,521    8,521   200,000     8,521    8,521   200,000    10,005   10,005   200,000
 27      692     39,744     8,486    8,486   200,000     8,486    8,486   200,000    10,246   10,246   200,000
 28      692     42,458     8,358    8,358   200,000     8,358    8,358   200,000    10,447   10,447   200,000
 29      692     45,308     8,116    8,116   200,000     8,116    8,116   200,000    10,595   10,595   200,000
 30      692     48,300     7,738    7,738   200,000     7,738    7,738   200,000    10,687   10,687   200,000
 31      692     51,442     7,200    7,200   200,000     7,200    7,200   200,000    10,709   10,709   200,000
 32      692     54,741     6,476    6,476   200,000     6,476    6,476   200,000    10,663   10,663   200,000
 33      692     58,205     5,540    5,540   200,000     5,540    5,540   200,000    10,533   10,533   200,000
 34      692     61,843     4,359    4,359   200,000     4,359    4,359   200,000    10,321   10,321   200,000
 35      692     65,662     2,890    2,890   200,000     2,890    2,890   200,000    10,023   10,023   200,000
 36      692     69,672     1,072    1,072   200,000     1,072    1,072   200,000     9,616    9,616   200,000
 37      692     73,882    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED     9,086    9,086   200,000
 38      692     78,304                                                               8,406    8,406   200,000
 39      692     82,946                                                               7,518    7,518   200,000
 40      692     87,820                                                               6,374    6,374   200,000
 41      692     92,938                                                               4,946    4,946   200,000
 42      692     98,312                                                               3,178    3,178   200,000
 43      692     103,955                                                              1,000    1,000   200,000
 44        0     109,152                                                             LAPSED   LAPSED    LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $692.37-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1         692         0      361   200,000         0      391   200,000         0      391   200,000
   5         692     1,337    1,753   200,000     1,720    2,136   200,000     1,733    2,148   200,000
   10        692     3,279    3,348   200,000     4,706    4,775   200,000     4,773    4,842   200,000
   20        692     7,476    7,476   200,000    14,092   14,092   200,000    14,718   14,718   200,000
@ Age 70     692     2,890    2,890   200,000    27,870   27,870   200,000    37,355   37,355   200,000
@ Age 85     692    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    38,123   38,123   200,000
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 37 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 44 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 53 based on current charges and a gross investment return of 6.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $692.37-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
END              PREMIUM       0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1      692        727         0      361   200,000         0      391   200,000         0      391   200,000
  2      692      1,490        94      717   200,000       175      798   200,000       177      800   200,000
  3      692      2,292       514    1,068   200,000       671    1,225   200,000       675    1,229   200,000
  4      692      3,133       928    1,413   200,000     1,186    1,670   200,000     1,193    1,678   200,000
  5      692      4,017     1,337    1,753   200,000     1,720    2,136   200,000     1,733    2,148   200,000
  6      692      4,945     1,740    2,086   200,000     2,275    2,621   200,000     2,294    2,640   200,000
  7      692      5,919     2,135    2,412   200,000     2,851    3,127   200,000     2,878    3,155   200,000
  8      692      6,942     2,524    2,732   200,000     3,447    3,655   200,000     3,485    3,693   200,000
  9      692      8,016     2,906    3,044   200,000     4,066    4,204   200,000     4,117    4,255   200,000
 10      692      9,144     3,279    3,348   200,000     4,706    4,775   200,000     4,773    4,842   200,000
 11      692     10,328     3,831    3,831   200,000     5,563    5,563   200,000     5,649    5,649   200,000
 12      692     11,572     4,302    4,302   200,000     6,382    6,382   200,000     6,492    6,492   200,000
 13      692     12,877     4,761    4,761   200,000     7,235    7,235   200,000     7,374    7,374   200,000
 14      692     14,248     5,205    5,205   200,000     8,119    8,119   200,000     8,294    8,294   200,000
 15      692     15,687     5,635    5,635   200,000     9,037    9,037   200,000     9,254    9,254   200,000
 16      692     17,199     6,047    6,047   200,000     9,987    9,987   200,000    10,257   10,257   200,000
 17      692     18,786     6,441    6,441   200,000    10,970   10,970   200,000    11,303   11,303   200,000
 18      692     20,452     6,812    6,812   200,000    11,982   11,982   200,000    12,394   12,394   200,000
 19      692     22,202     7,159    7,159   200,000    13,024   13,024   200,000    13,532   13,532   200,000
 20      692     24,039     7,476    7,476   200,000    14,092   14,092   200,000    14,718   14,718   200,000
 21      692     25,967     7,761    7,761   200,000    15,183   15,183   200,000    15,955   15,955   200,000
 22      692     27,993     8,009    8,009   200,000    16,295   16,295   200,000    17,240   17,240   200,000
 23      692     30,119     8,215    8,215   200,000    17,424   17,424   200,000    18,572   18,572   200,000
 24      692     32,352     8,374    8,374   200,000    18,566   18,566   200,000    19,951   19,951   200,000
 25      692     34,697     8,479    8,479   200,000    19,714   19,714   200,000    21,376   21,376   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $692.37-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                              GUARANTEED CHARGES                           CURRENT CHARGES
                            -------------------------------------------------------   --------------------------
END              PREMIUM        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM   ACCUM'D     CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%     VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 26       692     37,159     8,521    8,521   200,000    20,859   20,859   200,000    22,845   22,845   200,000
 27       692     39,744     8,486    8,486   200,000    21,990   21,990   200,000    24,355   24,355   200,000
 28       692     42,458     8,358    8,358   200,000    23,091   23,091   200,000    25,904   25,904   200,000
 29       692     45,308     8,116    8,116   200,000    24,139   24,139   200,000    27,484   27,484   200,000
 30       692     48,300     7,738    7,738   200,000    25,112   25,112   200,000    29,091   29,091   200,000
 31       692     51,442     7,200    7,200   200,000    25,986   25,986   200,000    30,716   30,716   200,000
 32       692     54,741     6,476    6,476   200,000    26,731   26,731   200,000    32,362   32,362   200,000
 33       692     58,205     5,540    5,540   200,000    27,320   27,320   200,000    34,016   34,016   200,000
 34       692     61,843     4,359    4,359   200,000    27,715   27,715   200,000    35,681   35,681   200,000
 35       692     65,662     2,890    2,890   200,000    27,870   27,870   200,000    37,355   37,355   200,000
 36       692     69,672     1,072    1,072   200,000    27,720   27,720   200,000    39,021   39,021   200,000
 37       692     73,882    LAPSED   LAPSED    LAPSED    27,180   27,180   200,000    40,667   40,667   200,000
 38       692     78,304                                 26,134   26,134   200,000    42,272   42,272   200,000
 39       692     82,946                                 24,442   24,442   200,000    43,785   43,785   200,000
 40       692     87,820                                 21,937   21,937   200,000    45,170   45,170   200,000
 41       602     92,938                                 18,427   18,427   200,000    46,399   46,399   200,000
 42       692     98,312                                 13,684   13,684   200,000    47,425   47,425   200,000
 43       692    103,955                                  7,436    7,436   200,000    48,190   48,190   200,000
 44       692    109,879                                 LAPSED   LAPSED    LAPSED    48,625   48,625   200,000
 45       692    116,100                                                              48,649   48,649   200,000
 46       692    122,632                                                              48,163   48,163   200,000
 47       692    129,491                                                              47,060   47,060   200,000
 48       692    136,692                                                              45,207   45,207   200,000
 49       692    144,254                                                              42,331   42,331   200,000
 50       692    152,194                                                              38,123   38,123   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $692.37-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
END              PREMIUM       0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 51      692     160,530                                                             32,317   32,317   200,000
 52      692     169,284                                                             24,444   24,444   200,000
 53      692     178,475                                                             13,917   13,917   200,000
 54        0     187,399                                                             LAPSED   LAPSED    LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $692.37-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
            NET         0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1        752          0      415   200,000            0         479     200,000           0         479     200,000
   5        752      1,561    2,013   200,000        2,507       2,958     200,000       2,521       2,972     200,000
   10       752      3,779    3,855   200,000        7,756       7,831     200,000       7,836       7,912     200,000
   20       752      8,456    8,456   200,000       32,195      32,195     200,000      32,866      32,866     200,000
@ Age 70    752      4,569    4,569   200,000      163,023     163,023     200,000     171,177     171,177     200,000
@ Age 85    752     LAPSED   LAPSED    LAPSED      760,166     760,166     798,184     813,486     813,486     854,160
@ Age 90    752     LAPSED   LAPSED    LAPSED    1,230,422   1,230,422   1,291,965   1,339,836   1,339,836   1,406,828

* Policy lapses in policy year 38 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $751.91-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                 GUARANTEED CHARGES                                  CURRENT CHARGES
                           --------------------------------------------------------------   ---------------------------------
END              PREMIUM       0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
  1      752        790         0      415   200,000            0         479     200,000           0         479     200,000
  2      752      1,618       146      823   200,000          332       1,009     200,000         334       1,010     200,000
  3      752      2,489       624    1,226   200,000          993       1,595     200,000         997       1,599     200,000
  4      752      3,403     1,096    1,622   200,000        1,716       2,242     200,000       1,724       2,250     200,000
  5      752      4,363     1,561    2,013   200,000        2,507       2,958     200,000       2,521       2,972     200,000
  6      752      5,370     2,020    2,396   200,000        3,373       3,749     200,000       3,394       3,770     200,000
  7      752      6,428     2,472    2,772   200,000        4,322       4,623     200,000       4,353       4,654     200,000
  8      752      7,539     2,916    3,141   200,000        5,363       5,588     200,000       5,407       5,632     200,000
  9      752      8,706     3,352    3,502   200,000        6,504       6,654     200,000       6,564       6,714     200,000
 10      752      9,930     3,779    3,855   200,000        7,756       7,831     200,000       7,836       7,912     200,000
 11      752     11,216     4,387    4,387   200,000        9,333       9,333     200,000       9,439       9,439     200,000
 12      752     12,567     4,907    4,907   200,000       10,992      10,992     200,000      11,128      11,128     200,000
 13      752     13,984     5,414    5,414   200,000       12,824      12,824     200,000      12,999      12,999     200,000
 14      752     15,473     5,906    5,906   200,000       14,846      14,846     200,000      15,065      15,065     200,000
 15      752     17,036     6,383    6,383   200,000       17,077      17,077     200,000      17,347      17,347     200,000
 16      752     18,678     6,843    6,843   200,000       19,540      19,540     200,000      19,866      19,866     200,000
 17      752     20,401     7,283    7,283   200,000       22,256      22,256     200,000      22,647      22,647     200,000
 18      752     22,211     7,701    7,701   200,000       25,252      25,252     200,000      25,715      25,715     200,000
 19      752     24,111     8,093    8,093   200,000       28,555      28,555     200,000      29,110      29,110     200,000
 20      752     26,106     8,456    8,456   200,000       32,195      32,195     200,000      32,866      32,866     200,000
 21      752     28,201     8,786    8,786   200,000       36,206      36,206     200,000      37,024      37,024     200,000
 22      752     30,400     9,078    9,078   200,000       40,627      40,627     200,000      41,618      41,618     200,000
 23      752     32,710     9,329    9,329   200,000       45,500      45,500     200,000      46,694      46,694     200,000
 24      752     35,135     9,533    9,533   200,000       50,871      50,871     200,000      52,301      52,301     200,000
 25      752     37,681     9,682    9,682   200,000       56,793      56,793     200,000      58,496      58,496     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $751,91-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                  GUARANTEED CHARGES                                  CURRENT CHARGES
                            --------------------------------------------------------------   ---------------------------------
END              PREMIUM        0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D     CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%     VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26      752      40,354     9,768    9,768   200,000       63,321      63,321     200,000      65,340      65,340     200,000
 27      752      43,162     9,778    9,778   200,000       70,518      70,518     200,000      72,902      72,902     200,000
 28      752      46,109     9,695    9,695   200,000       78,452      78,452     200,000      81,259      81,259     200,000
 29      752      49,204     9,499    9,499   200,000       87,200      87,200     200,000      90,499      90,499     200,000
 30      752      52,454     9,167    9,167   200,000       96,851      96,851     200,000     100,725     100,725     200,000
 31      752      55,866     8,675    8,675   200,000      107,510     107,510     200,000     112,044     112,044     200,000
 32      752      59,449     7,999    7,999   200,000      119,299     119,299     200,000     124,592     124,592     200,000
 33      752      63,211     7,113    7,113   200,000      132,363     132,363     200,000     138,511     138,511     200,000
 34      752      67,161     5,984    5,984   200,000      146,871     146,871     200,000     153,975     153,975     200,000
 35      752      71,308     4,569    4,569   200,000      163,023     163,023     200,000     171,177     171,177     200,000
 36      752      75,663     2,809    2,809   200,000      181,044     181,044     208,200     190,287     190,287     218,830
 37      752      80,236       621      621   200,000      201,033     201,033     227,167     211,461     211,461     238,951
 38      752      85,037    LAPSED   LAPSED    LAPSED      223,154     223,154     247,701     234,923     234,923     260,764
 39      752      90,079                                   247,648     247,648     269,937     260,924     260,924     284,407
 40      752      95,372                                   274,797     274,797     294,032     289,749     289,749     310,032
 41      752     100,930                                   304,928     304,928     320,175     321,723     321,723     337,810
 42      752     106,766                                   338,211     338,211     355,121     357,116     357,116     374,972
 43      752     112,894                                   374,954     374,954     393,701     396,282     396,282     416,096
 44      752     119,328                                   415,493     415,493     436,268     439,608     439,608     461,589
 45      752     126,084                                   460,190     460,190     483,200     487,521     487,521     511,897
 46      752     133,178                                   509,428     509,428     534,899     540,482     540,482     567,506
 47      752     140,626                                   563,611     563,611     591,791     598,998     598,998     628,947
 48      752     148,447                                   623,162     623,162     654,320     663,618     663,618     696,799
 49      752     156,659                                   688,525     688,525     722,952     734,910     734,910     771,656
 50      752     165,281                                   760,166     760,166     798,174     813,486     813,486     854,160

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $751.91-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                                  CURRENT CHARGES
                           --------------------------------------------------------------   ---------------------------------
END              PREMIUM       0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51      752     174,335                                  838,574     838,574     880,503     900,017     900,017     945,018
 52      752     183,841                                  924,262     924,262     970,476     995,191     995,191   1,044,951
 53      752     193,823                                1,017,767   1,017,767   1,068,655   1,099,734   1,099,734   1,154,721
 54      752     204,303                                1,119,641   1,119,641   1,175,623   1,214,363   1,214,363   1,275,081
 55      752     215,308                                1,230,442   1,230,442   1,291,965   1,339,836   1,339,836   1,406,828
 56      752     226,863                                1,350,720   1,350,720   1,418,256   1,476,927   1,476,927   1,550,773
 57      752     238,996                                1,484,663   1,484,663   1,544,049   1,628,902   1,628,902   1,694,058
 58      752     251,735                                1,634,667   1,634,667   1,683,707   1,798,108   1,798,108   1,852,052
 59      752     265,111                                1,803,747   1,803,747   1,839,822   1,987,665   1,987,665   2,027,418
 60      752     279,156                                1,995,856   1,995,856   2,015,814   2,201,175   2,201,175   2,223,187
 61      752     293,904                                2,207,396   2,207,396   2,229,470   2,437,181   2,437,181   2,461,553
 62      752     309,388                                2,439,427   2,439,427   2,463,821   2,697,890   2,697,890   2,724,869
 63      752     325,647                                2,691,590   2,691,590   2,718,506   2,985,955   2,985,955   3,015,815
 64      752     342,719                                2,965,862   2,965,862   2,995,521   3,304,175   3,304,175   3,337,217
 65      752     360,645                                3,268,013   3,268,013   3,300,693   3,655,640   3,655,640   3,692,196

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 35 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $751.91-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**           CURRENT CHARGES***
                    --------------------------   ---------------------------   ---------------------------
            NET         0.00% (-.75% NET)             0.00% (-.75% NET)             0.00% (-.75% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND      DEATH      CASH     FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS    VALUE    VALUE    PROCEEDS
   1       2,170         0    1,513   200,000         0    1,513     200,000        0    1,513     200,000
   5       2,170     5,775    7,077   200,000     5,775    7,077     200,000    6,076    7,378     200,000
   10      2,170    12,218   12,435   200,000    12,218   12,435     200,000   13,962   14,179     200,000
   20      2,170    10,912   10,912   200,000    10,912   10,912     200,000   26,414   26,414     200,000
@ Age 70   2,170    15,998   15,998   200,000    15,998   15,998     200,000   21,823   21,823     200,000
@ Age 85   2,170    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED      LAPSED    7,478    7,478     200,000
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 31 based on current charges and a gross investment return of 0.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $2,170.04-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                             GUARANTEED CHARGES                          CURRENT CHARGES
                            -----------------------------------------------------   -------------------------
END              PREMIUM        0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
 OF    PREMIUM   ACCUM'D     CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%     VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
  1    2,170       2,279         0   1,513    200,000        0   1,513    200,000        0   1,513    200,000
  2    2,170       4,671     1,023   2,976    200,000    1,023   2,976    200,000    1,055   3,008    200,000
  3    2,170       7,183     2,659   4,395    200,000    2,659   4,395    200,000    2,749   4,485    200,000
  4    2,170       9,821     4,245   5,764    200,000    4,245   5,764    200,000    4,422   5,941    200,000
  5    2,170      12,590     5,775   7,077    200,000    5,775   7,077    200,000    6,076   7,378    200,000
  6    2,170      15,498     7,242   8,327    200,000    7,242   8,327    200,000    7,707   8,792    200,000
  7    2,170      18,552     8,635   9,503    200,000    8,635   9,503    200,000    9,314  10,182    200,000
  8    2,170      21,758     9,941  10,592    200,000    9,941  10,592    200,000   10,894  11,545    200,000
  9    2,170      25,124    11,142  11,576    200,000   11,142  11,576    200,000   12,445  12,879    200,000
 10    2,170      28,659    12,218  12,435    200,000   12,218  12,435    200,000   13,962  14,179    200,000
 11    2,170      32,371    13,546  13,546    200,000   13,546  13,546    200,000   15,836  15,836    200,000
 12    2,170      36,268    14,484  14,484    200,000   14,484  14,484    200,000   17,442  17,442    200,000
 13    2,170      40,360    15,226  15,226    200,000   15,226  15,226    200,000   18,989  18,989    200,000
 14    2,170      44,656    15,743  15,743    200,000   15,743  15,743    200,000   20,454  20,454    200,000
 15    2,170      49,168    15,998  15,998    200,000   15,998  15,998    200,000   21,823  21,823    200,000
 16    2,170      53,905    15,942  15,942    200,000   15,942  15,942    200,000   23,061  23,061    200,000
 17    2,170      58,878    15,505  15,505    200,000   15,505  15,505    200,000   24,160  24,160    200,000
 18    2,170      64,101    14,599  14,599    200,000   14,599  14,599    200,000   25,098  25,098    200,000
 19    2,170      69,584    13,110  13,110    200,000   13,110  13,110    200,000   25,857  25,857    200,000
 20    2,170      75,342    10,912  10,912    200,000   10,912  10,912    200,000   26,414  26,414    200,000
 21    2,170      81,388     7,860   7,860    200,000    7,860   7,860    200,000   26,750  26,750    200,000
 22    2,170      87,736     3,792   3,792    200,000    3,792   3,792    200,000   26,800  26,800    200,000
 23    2,170      94,401    LAPSED  LAPSED     LAPSED   LAPSED  LAPSED     LAPSED   26,510  26,510    200,000
 24    2,170     101,400                                                            25,815  25,815    200,000
 25    2,170     108,748                                                            24,640  24,640    200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $2,170.04-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
END              PREMIUM       0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
 26     2,170    116,464                                                           22,894  22,894    200,000
 27     2,170    124,566                                                           20,481  20,481    200,000
 28     2,170    133,073                                                           17,284  17,284    200,000
 29     2,170    142,005                                                           13,045  13,045    200,000
 30     2,170    151,384                                                            7,478   7,478    200,000
 31     2,170    161,231                                                              365     365    200,000
 32         0    169,293                                                           LAPSED  LAPSED     LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/08/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $2,170.04-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
            NET         0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,170         0    1,513   200,000         0    1,616   200,000         0    1,616   200,000
   5       2,170     5,775    7,077   200,000     7,256    8,558   200,000     7,583    8,885   200,000
   10      2,170    12,218   12,435   200,000    17,711   17,928   200,000    19,747   19,964   200,000
   20      2,170    10,912   10,912   200,000    33,291   33,291   200,000    52,680   52,680   200,000
@ Age 70   2,170    15,998   15,998   200,000    28,410   28,410   200,000    35,522   35,522   200,000
@ Age 85   2,170    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    79,774   79,774   200,000
@ Age 90   2,170    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    67,820   67,820   200,000

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 27 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 39 based on current charges and a gross investment return of 6.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $2,170.04-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                              GUARANTEED CHARGES                           CURRENT CHARGES
                            -------------------------------------------------------   --------------------------
END              PREMIUM        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM   ACCUM'D     CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%     VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1     2,170      2,279         0    1,513   200,000         0    1,616   200,000         0    1,616   200,000
  2     2,170      4,671     1,023    2,976   200,000     1,324    3,277   200,000     1,357    3,310   200,000
  3     2,170      7,183     2,659    4,395   200,000     3,254    4,990   200,000     3,349    5,085   200,000
  4     2,170      9,821     4,245    5,764   200,000     5,233    6,752   200,000     5,423    6,942   200,000
  5     2,170     12,590     5,775    7,077   200,000     7,256    8,558   200,000     7,583    8,885   200,000
  6     2,170     15,498     7,242    8,327   200,000     9,317   10,402   200,000     9,832   10,917   200,000
  7     2,170     18,552     8,635    9,503   200,000    11,408   12,276   200,000    12,171   13,039   200,000
  8     2,170     21,758     9,941   10,592   200,000    13,516   14,167   200,000    14,603   15,254   200,000
  9     2,170     25,124    11,142   11,576   200,000    15,624   16,058   200,000    17,128   17,562   200,000
 10     2,170     28,659    12,218   12,435   200,000    17,711   17,928   200,000    19,747   19,964   200,000
 11     2,170     32,371    13,546   13,546   200,000    20,170   20,170   200,000    22,870   22,870   200,000
 12     2,170     36,268    14,484   14,484   200,000    22,367   22,367   200,000    25,885   25,885   200,000
 13     2,170     40,360    15,226   15,226   200,000    24,493   24,493   200,000    29,009   29,009   200,000
 14     2,170     44,656    15,743   15,743   200,000    26,520   26,520   200,000    32,224   32,224   200,000
 15     2,170     49,168    15,998   15,998   200,000    28,410   28,410   200,000    35,522   35,522   200,000
 16     2,170     53,905    15,942   15,942   200,000    30,110   30,110   200,000    38,875   38,875   200,000
 17     2,170     58,878    15,505   15,505   200,000    31,551   31,551   200,000    42,280   42,280   200,000
 18     2,170     64,101    14,599   14,599   200,000    32,641   32,641   200,000    45,725   45,725   200,000
 19     2,170     69,584    13,110   13,110   200,000    33,265   33,265   200,000    49,195   49,195   200,000
 20     2,170     75,342    10,912   10,912   200,000    33,291   33,291   200,000    52,680   52,680   200,000
 21     2,170     81,388     7,860    7,860   200,000    32,567   32,567   200,000    56,168   56,168   200,000
 22     2,170     87,736     3,792    3,792   200,000    30,921   30,921   200,000    59,614   59,614   200,000
 23     2,170     94,401    LAPSED   LAPSED    LAPSED    28,146   28,146   200,000    62,981   62,981   200,000
 24     2,170    101,400                                 23,987   23,987   200,000    66,226   66,226   200,000
 25     2,170    108,748                                 18,095   18,095   200,000    69,304   69,304   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $2,170.04-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
END              PREMIUM       0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 26     2,170    116,464                                 9,993    9,993   200,000    72,158   72,158   200,000
 27     2,170    124,566                                LAPSED   LAPSED    LAPSED    74,734   74,734   200,000
 28     2,170    133,073                                                             76,968   76,968   200,000
 29     2,170    142,005                                                             78,703   78,703   200,000
 30     2,170    151,384                                                             79,774   79,774   200,000
 31     2,170    161,231                                                             80,070   80,070   200,000
 32     2,170    171,572                                                             79,363   79,363   200,000
 33     2,170    182,429                                                             77,382   77,382   200,000
 34     2,170    193,829                                                             73,700   73,700   200,000
 35     2,170    205,799                                                             67,820   67,820   200,000
 36     2,170    218,367                                                             59,054   59,054   200,000
 37     2,170    231,564                                                             46,434   46,434   200,000
 38     2,170    245,421                                                             28,564   28,564   200,000
 39     2,170    259,970                                                              4,149    4,149   200,000
 40         0    272,969                                                             LAPSED   LAPSED    LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/07/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $2,170.04-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*           GUARANTEED CHARGES**            CURRENT CHARGES***
                    --------------------------   ----------------------------   ----------------------------
            NET         0.00% (-.75% NET)            12.00% (11.25% NET)            12.00% (11.25% NET)
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH      FUND      DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       2,305         0    1,634   200,000          0     1,855   200,000          0     1,855   200,000
   5       2,305     6,286    7,669   200,000      9,757    11,140   200,000     10,113    11,496   200,000
   10      2,305    13,364   13,594   200,000     27,938    28,169   200,000     30,303    30,533   200,000
   20      2,305    13,343   13,343   200,000     95,874    95,874   200,000    118,811   118,811   200,000
@ Age 70   2,305    17,750   17,750   200,000     55,748    55,748   200,000     64,339    64,339   200,000
@ Age 85   2,305    LAPSED   LAPSED    LAPSED    269,847   269,847   283,340    363,140   363,140   381,297
@ Age 90   2,305    LAPSED   LAPSED    LAPSED    449,304   449,304   471,769    610,797   610,797   641,337

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.

APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand that any
ACKNOWLEDGEMENT                 not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

                                ----------------------------------------    -------------------------
                                Signature of Applicant or Policyowner       Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the applicant
ACKNOWLEDGEMENT                 and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ----------------------------------------    -------------------------
                                Signature of Representative                 Date

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $2,305.37-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                     GUARANTEED CHARGES
                            ---------------------------------------------------------------------
END              PREMIUM            0.00% (-.75% NET)                  12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%       VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
  1     2,305      2,421            0       1,634     200,000           0       1,855     200,000
  2     2,305      4,962        1,142       3,216     200,000       1,802       3,877     200,000
  3     2,305      7,631        2,909       4,753     200,000       4,244       6,088     200,000
  4     2,305     10,433        4,626       6,239     200,000       6,890       8,504     200,000
  5     2,305     13,376        6,286       7,669     200,000       9,757      11,140     200,000
  6     2,305     16,465        7,881       9,034     200,000      12,861      14,013     200,000
  7     2,305     19,709        9,402      10,324     200,000      16,217      17,139     200,000
  8     2,305     23,115       10,835      11,526     200,000      19,839      20,531     200,000
  9     2,305     26,691       12,162      12,623     200,000      23,742      24,203     200,000
 10     2,305     30,447       13,364      13,594     200,000      27,938      28,169     200,000
 11     2,305     34,389       14,822      14,822     200,000      32,876      32,876     200,000
 12     2,305     38,530       15,878      15,878     200,000      37,958      37,958     200,000
 13     2,305     42,877       16,737      16,737     200,000      43,443      43,443     200,000
 14     2,305     47,441       17,374      17,374     200,000      49,362      49,362     200,000
 15     2,305     52,234       17,750      17,750     200,000      55,748      55,748     200,000
 16     2,305     57,266       17,818      17,818     200,000      62,632      62,632     200,000
 17     2,305     62,550       17,509      17,509     200,000      70,047      70,047     200,000
 18     2,305     68,098       16,736      16,736     200,000      78,027      78,027     200,000
 19     2,305     73,924       15,389      15,389     200,000      86,614      86,614     200,000
 20     2,305     80,041       13,343      13,343     200,000      95,874      95,874     200,000
 21     2,305     86,463       10,455      10,455     200,000     105,903     105,903     200,000
 22     2,305     93,207        6,567       6,567     200,000     116,842     116,842     200,000
 23     2,305    100,288        1,495       1,495     200,000     128,887     128,887     200,000
 24     2,305    107,723       LAPSED      LAPSED      LAPSED     142,302     142,302     200,000
 25     2,305    115,530                                          157,441     157,441     200,000

               CURRENT CHARGES
      ---------------------------------
END          12.00% (11.25% NET)
 OF     CASH        FUND        DEATH
YEAR    VALUE       VALUE     PROCEEDS
  1           0       1,855     200,000
  2       1,836       3,911     200,000
  3       4,343       6,187     200,000
  4       7,094       8,707     200,000
  5      10,113      11,496     200,000
  6      13,429      14,582     200,000
  7      17,071      17,993     200,000
  8      21,073      21,764     200,000
  9      25,470      25,931     200,000
 10      30,303      30,533     200,000
 11      36,043      36,043     200,000
 12      42,121      42,121     200,000
 13      48,828      48,828     200,000
 14      56,212      56,212     200,000
 15      64,339      64,339     200,000
 16      73,259      73,259     200,000
 17      83,055      83,055     200,000
 18      93,819      93,819     200,000
 19     105,690     105,690     200,000
 20     118,811     118,811     200,000
 21     133,348     133,348     200,000
 22     149,483     149,483     200,000
 23     167,456     167,456     200,000
 24     187,572     187,572     200,000
 25     210,048     210,048     220,551

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $2,305.37-Premium Mode:
  Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                    GUARANTEED CHARGES                                      CURRENT CHARGES
                           ---------------------------------------------------------------------   ---------------------------------
END              PREMIUM           0.00% (-.75% NET)                  12.00% (11.25% NET)                 12.00% (11.25% NET)
 OF    PREMIUM   ACCUM'D     CASH        FUND        DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26     2,305    123,727                                         174,786     174,786     200,000     234,903     234,903     246,648
 27     2,305    132,334                                         194,991     194,991     204,741     262,373     262,373     275,492
 28     2,305    141,372                                         217,659     217,659     228,542     292,719     292,719     307,355
 29     2,305    150,861                                         242,551     242,551     254,678     326,212     326,212     342,522
 30     2,305    160,824                                         269,847     269,847     283,340     363,140     363,140     381,297
 31     2,305    171,286                                         299,737     299,737     314,724     403,823     403,823     424,014
 32     2,305    182,271                                         332,418     332,418     349,039     448,585     448,585     471,014
 33     2,305    193,805                                         368,097     368,097     386,502     497,772     497,772     522,660
 34     2,305    205,916                                         406,987     406,987     427,337     551,723     551,723     579,309
 35     2,305    218,633                                         449,304     449,304     471,769     610,797     610,797     641,337
 36     2,305    231,985                                         495,260     495,260     520,023     675,361     675,361     709,129
 37     2,305    246,005                                         546,404     546,404     568,260     746,902     746,902     776,778
 38     2,305    260,726                                         603,641     603,641     621,750     826,513     826,513     851,308
 39     2,305    276,183                                         668,108     668,108     681,470     915,646     915,646     933,959
 40     2,305    292,413                                         741,297     741,297     748,710   1,015,986   1,015,986   1,026,146
 41     2,305    309,454                                         821,897     821,897     830,116   1,126,900   1,126,900   1,138,169
 42     2,305    327,347                                         910,320     910,320     919,423   1,249,427   1,249,427   1,261,921
 43     2,305    346,135                                       1,006,444   1,006,444   1,016,508   1,384,812   1,384,812   1,398,660
 44     2,305    365,863                                       1,111,020   1,111,020   1,122,130   1,534,370   1,534,370   1,549,714
 45     2,305    386,576                                       1,226,226   1,226,226   1,238,488   1,699,556   1,699,556   1,716,552

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc., or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                           Prepared On: 09/06/00
Age 55 Female Non-Smoker Preferred                                  Version 2.01
Specified Amount: $200,000-Death Benefit Option:                    Form # B1-98
  Specified Amount for Option 1
Initial Modal Premium: $2,305.37-Premium Mode:
  Annual-Riders: None

The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                    PART II

                   (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

RULE 484 UNDERTAKING

     The By-Laws of MONY Life Insurance Company of America ("MONY America") provide, in Article VI as follows:

          SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

          SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS RELATING TO SECTION 26 OF THE
  INVESTMENT COMPANY ACT OF 1940

     Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The Facing Sheet.

     Cross-Reference to items required by Form N-8B-2.

     Prospectus consisting of        pages.

     The Undertaking to file reports.

     The signatures.

     Written consents of the following persons:

          a. Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York

          b. PricewaterhouseCoopers LLP, Independent Accountants

     The following exhibits:

          1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

             (1) Resolution of the Board of Directors of MONY America authorizing establishment of MONY America Variable Account L, filed as
        Exhibit 1 to Registration Statement on Form S-6, dated February 21, 1985 (Registration Nos. 2-95900 and 811-4235), is incorporated herein by reference.

             (2) Not applicable.

             (3) (a) Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc., and MONY Securities Corp., filed as
        Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

             (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

             (c) Commission schedule (with Commission Contract), filed as
        Exhibit 3(c) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

             (4) Not applicable.

             (5) Form of policy, filed as Exhibit 1(5) to Registration Statement on Form S-6, dated June 16, 1998 (Registration Nos. 333-56969 and 811-4235), is incorporated herein by reference.

             (6) Articles of Incorporation and By-Laws of MONY America filed as Exhibits 6(a) and 6(b), respectively, to Registration Statement Registration No. 33-13183) dated April 6, 1987, is incorporated herein by reference.

             (7) Not applicable.

             (8) (a) Form of agreement to purchase shares. Application Form for Flexible Premium Variable Universal Life Insurance Policy, filed as
        Exhibit 1.(10) to Pre-Effective Amendment No. 1, dated January 6, 1995, to Registration Statement on Form S-6 (Registration No. 33-82570), is incorporated herein by reference.

             (b) Investment Advisory Agreement between MONY Life Insurance Company of America and MONY Series Fund, Inc. filed as Exhibit 5(i) to Post-Effective amendment No. 14 to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

             Portfolio Manager Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-advisor, filed as Exhibit 5 to Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registration No. 33-21534), is incorporated herein by reference.

             Portfolio Manager Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Gabelli Asset Management Co., as sub-adviser, filed as Exhibit 5 to Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registration No. 33-21534), is incorporated herein by reference.

             Portfolio Manager Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Brinson Partners, Inc., as sub-adviser, filed as Exhibit 5 to Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registration No. 33-21534), is incorporated herein by reference.

             Portfolio Manager Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Caywood-Scholl Capital Management, Inc., as sub-adviser, filed as Exhibit 5 to Post-Effective Amendment No. 8, dated September 30, 1994, to Registration Statement on Form N-1A (Registration No. 33-21534), is incorporated herein by reference.

             (c) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America filed as Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

             (9) Not applicable.

             (10) Application Form for Flexible Premium Variable Universal Life Insurance Policy, filed as Exhibit 1.(10) to Pre-Effective Amendment No. 1, dated January 6, 1995, to Registration Statement on Form S-6 (Registration No. 33-82570), is incorporated herein by reference.

          2. Opinion and consent of Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York, as to legality of the securities being registered, is incorporated herein by reference.

          3. Not applicable.

          4. Not applicable.

          5. Not applicable.

          6. Not Applicable.

          7. Consent of PricewaterhouseCoopers LLP as to the inclusion of their reports on the audits of the financial statements of MONY Life Insurance Company of America, is filed herewith as Exhibit 7.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, MONY America Variable Account L of MONY Life Insurance Company of America, has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on this 15th day of December, 2000.


                                          MONY AMERICA VARIABLE ACCOUNT L OF
                                          MONY LIFE INSURANCE COMPANY OF AMERICA

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                              Michael I. Roth, Director,
                                              Chairman of the Board and Chief
                                              Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.



SIGNATURE                                                                                  DATE
---------                                                                                  ----

              /s/ MICHAEL I. ROTH                 Director, Chairman of the Board    December 15, 2000
------------------------------------------------    and Chief Executive Officer
                Michael I. Roth

               /s/ SAMUEL J. FOTI                 Director, President and Chief      December 15, 2000
------------------------------------------------    Operating Officer
                 Samuel J. Foti

              /s/ RICHARD DADDARIO                Director, Vice President and       December 15, 2000
------------------------------------------------    Controller
                Richard Daddario                    (Principal Financial and
                                                    Accounting Officer)

             /s/ KENNETH M. LEVINE                Director and Executive Vice        December 15, 2000
------------------------------------------------    President
               Kenneth M. Levine

            /s/ PHILLIP A. EISENBERG              Director, Vice President and       December 15, 2000
------------------------------------------------    Chief Actuary
              Phillip A. Eisenberg

              /s/ MARGARET G. GALE                Director and Vice President        December 15, 2000
------------------------------------------------
                Margaret G. Gale

              /s/ CHARLES P. LEONE                Director and Vice President        December 15, 2000
------------------------------------------------
                Charles P. Leone

             /s/ RICHARD E. CONNORS               Director                           December 15, 2000
------------------------------------------------
               Richard E. Connors

              /s/ STEPHEN J. HALL                 Director                           December 15, 2000
------------------------------------------------
                Stephen J. Hall

                                 EXHIBIT INDEX

EXHIBIT NO.   DESCRIPTION
-----------   -----------
7.            Consent of PricewaterhouseCoopers LLP